UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 3rd Floor	Greenwich, CT 06830
(Address of chief executive offices)	(Zip code)

Bradley D. Asness, Esq.

Chief Legal Officer

Two Greenwich Plaza

3rd Floor Greenwich

Greenwich, CT 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-290-2688

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Schedule of Investments	September 30, 2010 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
COMMON STOCKS - 89.0%
Australia - 3.6%
AMP Ltd. (a)	12,954	$63,996
Ansell Ltd.	20,994	271,316
ASX Ltd.	2,722	85,850
Australia & New Zealand Banking Group Ltd. (a)	53,416	1,223,306
AXA Asia Pacific Holdings Ltd.	16,242	80,685
Bank of Queensland Ltd.	3,416	37,049
Beach Energy Ltd.	111,571	73,448
BHP Billiton Ltd.	44,934	1,712,771
Boral Ltd.	22,337	99,673
Brambles Ltd.	19,882	120,765
Caltex Australia Ltd. (a)	15,033	174,991
Centennial Coal Co. Ltd.	1,044	6,229
CFS Retail Property Trust REIT	36,456	66,891
Challenger Financial Services Group Ltd.	94,143	385,854
Commonwealth Bank of Australia	24,222	1,198,826
Computershare Ltd.	7,001	66,149
Dexus Property Group REIT	74,910	61,970
DUET Group	51,943	87,511
Fairfax Media Ltd.	116,736	165,906
Flight Centre Ltd.	4,845	105,537
Foster’s Group Ltd.	63,109	373,389
Goodman Group REIT	93,620	58,495
GPT Group REIT (3)†(b)	96,388	—
GPT Group REIT	29,672	84,518
Incitec Pivot Ltd.	72,888	253,723
Insurance Australia Group Ltd.	25,662	90,346
Intoll Group	35,721	51,665
Lend Lease Group	8,523	62,797
Mirvac Group REIT	51,825	66,624
National Australia Bank Ltd.	42,968	1,052,852
Newcrest Mining Ltd.	12,358	472,966
Nufarm Ltd.	17,962	62,758
OneSteel Ltd.	108,824	308,997
Origin Energy Ltd. (a)	15,399	236,384
OZ Minerals Ltd.	52,223	73,360
Paladin Energy Ltd. †	10,415	36,237
Rio Tinto Ltd. (a)	8,442	627,351
Sigma Pharmaceuticals Ltd.	46,118	21,432
Stockland REIT	33,079	122,972
Suncorp-Metway Ltd.	41,179	358,743
TABCORP Holdings Ltd.	71,837	487,083
Tatts Group Ltd.	128,292	297,002
Telecom Corp of New Zealand Ltd. (a)	148,697	222,877
Telstra Corp. Ltd.	284,896	722,630
Transurban Group	19,970	96,178
UGL Ltd.	4,832	69,641
Wesfarmers Ltd.	14,102	449,341
West Australian Newspapers Holdings Ltd. (a)	10,496	72,515
Westfield Group REIT	32,674	387,715
Westpac Banking Corp.	34,732	781,398

		14,090,712

Belgium - 0.3%
KBC Groep NV †	27,067	1,214,910

Bermuda - 0.3%
Catlin Group Ltd.	67,795	362,564

	SHARES	VALUE (Note 3)
Bermuda - 0.3% (continued)
Everest Re Group Ltd. (1)	7,835	$677,493

		1,040,057

Canada - 4.6% (1)
AGF Management Ltd., Class B	19,418	303,094
ARC Energy Trust	2,100	41,943
Atco Ltd., Class I	3,349	175,766
Bank of Montreal	12,580	727,241
Bank of Nova Scotia (a)	15,799	843,309
Barrick Gold Corp.	24,805	1,146,348
BCE, Inc.	25,209	820,291
Bombardier, Inc., Class B	108,591	532,981
Brookfield Asset Management, Inc., Class A	8,102	228,831
Canadian Imperial Bank of Commerce (c)	5,300	384,532
Canadian National Railway Co.	4,500	287,783
Canadian Natural Resources Ltd.	30,804	1,065,521
Canadian Oil Sands Trust	4,234	104,770
Canadian Pacific Railway Ltd.	6,800	415,442
Celestica, Inc. †	33,711	283,082
CGI Group, Inc., Class A †	16,700	251,417
Encana Corp.	27,691	836,732
Enerplus Resources Fund	2,951	76,005
Fairfax Financial Holdings Ltd.	600	244,339
Finning International, Inc.	3,600	83,693
Gildan Activewear, Inc. †	5,400	151,886
Goldcorp, Inc.	14,288	620,734
Great-West Lifeco, Inc.	3,145	77,823
Imperial Oil Ltd.	7,000	265,264
Inmet Mining Corp.	8,080	450,137
Ivanhoe Mines Ltd. †	16,185	379,732
Kinross Gold Corp.	14,900	279,493
Laurentian Bank of Canada	5,037	214,375
Magna International, Inc.	10,367	850,701
Manulife Financial Corp.	40,900	515,970
National Bank of Canada	2,914	183,892
Nexen, Inc.	15,100	303,790
Penn West Energy Trust	7,308	146,458
Peyto Energy Trust	2,715	41,006
Potash Corp of Saskatchewan, Inc.	1,100	157,682
Power Corp of Canada	4,746	123,620
Precision Drilling Corp. †	16,400	111,894
Research In Motion Ltd. †	6,940	337,928
Royal Bank of Canada	12,824	667,935
Russel Metals, Inc.	18,100	371,886
Suncor Energy, Inc.	10,582	344,540
Talisman Energy, Inc.	39,966	699,182
Teck Resources Ltd., Class B	16,493	678,379
TELUS Corp., Class A (a)	2,307	97,782
Toronto-Dominion Bank/The	9,012	652,098
Valeant Pharmaceuticals International, Inc.	2,874	72,485
Vermilion Energy, Inc.	1,400	52,549
Yamana Gold, Inc.	18,100	206,349

		17,908,690

China - 0.0%(d)
Foxconn International Holdings Ltd. †	32,101	23,532

See notes to Schedule of Investments.
1

Schedule of Investments	September 30, 2010 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
China - 0.0%(d) (continued)
Yangzijiang Shipbuilding Holdings Ltd.	24,404	$32,702

		56,234

Denmark - 0.8%
AP Moller - Maersk A/S, Class B	56	466,244
Coloplast A/S, Class B	2,448	292,328
Danisco A/S	2,371	210,987
Danske Bank A/S †	11,154	267,767
FLSmidth & Co. A/S	2,403	174,872
Novo Nordisk A/S, Class B	17,631	1,744,728

		3,156,926

Finland - 0.7%
Kesko OYJ B Shares	3,521	165,577
Kone OYJ, Class B	2,727	141,101
Nokia OYJ	20,172	202,647
Stora Enso OYJ R Shares	117,053	1,160,751
UPM-Kymmene OYJ	44,257	759,227
Wartsila OYJ	4,108	268,469

		2,697,772

France - 3.9%
Atos Origin SA †	3,219	145,572
BNP Paribas	19,734	1,408,441
Bouygues SA	13,604	586,107
Christian Dior SA	5,026	657,731
CNP Assurances	11,471	213,042
Compagnie de Saint-Gobain	15,842	707,919
Compagnie Generale des Etablissements Michelin, Class B (a)	6,327	482,468
Klepierre REIT	1,740	67,123
Lagardere SCA	5,353	209,570
Legrand SA	8,618	291,604
L’Oreal SA	8,463	953,172
LVMH Moet Hennessy Louis Vuitton SA	2,713	398,481
Metropole Television SA (a)	17,674	416,731
Natixis †	173,229	992,712
PPR	2,267	367,798
Safran SA	6,184	173,807
Sanofi-Aventis SA	11,694	778,420
Schneider Electric SA	7,218	916,989
Societe BIC SA	5,345	428,824
Sodexo	3,288	213,769
Thales SA	18,166	663,725
Total SA	52,926	2,734,731
Unibail-Rodamco SE REIT	1,690	375,246
Vivendi SA	35,582	975,242

		15,159,224

Germany - 3.5%
Adidas AG	13,510	836,168
Allianz SE	11,594	1,309,858
BASF SE	17,430	1,099,088
Bayer AG	10,266	715,541
Daimler AG †	12,534	793,230
Deutsche Bank AG	16,076	880,079
Deutsche Boerse AG	2,471	164,886
Deutsche Lufthansa AG †	15,663	287,678
Deutsche Post AG	34,448	624,636
Deutsche Telekom AG	63,382	867,218
E.ON AG	10,147	299,249

	SHARES	VALUE (Note 3)
Germany - 3.5% (continued)
Hannover Rueckversicherung AG	15,535	$714,658
Henkel AG & Co. KGaA (Preference)	8,158	438,146
Infineon Technologies AG †	69,455	481,062
MAN SE	6,101	664,184
Muenchener Rueckversicherungs AG	2,142	296,628
RWE AG	11,109	750,249
Siemens AG	17,907	1,888,972
Suedzucker AG	5,153	115,168
ThyssenKrupp AG	2,571	83,824
Volkswagen AG (Preference)	2,748	331,498
Volkswagen AG	1,158	127,604

		13,769,624

Hong Kong - 1.0%
ASM Pacific Technology Ltd.	2,982	26,573
BOC Hong Kong Holdings Ltd.	114,246	361,765
Cheung Kong Holdings Ltd.	23,201	350,839
Cheung Kong Infrastructure Holdings Ltd.	5,749	22,809
Chinese Estates Holdings Ltd.	39,500	65,798
CLP Holdings Ltd.	22,011	175,480
Esprit Holdings Ltd.	26,844	145,394
Hang Lung Group Ltd.	11,791	76,883
Hang Lung Properties Ltd.	36,000	175,315
Hang Seng Bank Ltd.	1,257	18,460
Henderson Land Development Co. Ltd.	837	5,947
Hong Kong & China Gas Co. Ltd.	19	48
Hong Kong Exchanges and Clearing Ltd.	15,269	300,185
Hongkong Electric Holdings Ltd.	29,000	176,216
Hopewell Holdings Ltd.	26,695	86,300
Hutchison Whampoa Ltd.	14,489	134,805
Hysan Development Co. Ltd.	26,823	95,909
Li & Fung Ltd.	18,734	104,945
Lifestyle International Holdings Ltd.	9,000	22,126
Link REIT	34,329	101,860
Mongolia Energy Co. Ltd. †	48,885	20,226
New World Development Ltd.	40,173	80,700
NWS Holdings Ltd.	13,000	25,453
Orient Overseas International Ltd.	20,000	159,336
PCCW Ltd.	20,406	7,386
Sun Hung Kai Properties Ltd.	20,022	344,481
Swire Pacific Ltd., Class A	12,818	176,226
Television Broadcasts Ltd.	29,442	167,790
Wharf Holdings Ltd.	41,604	266,846
Wheelock & Co. Ltd.	55,844	186,275
Yue Yuen Industrial Holdings Ltd.	51,123	188,747

		4,071,123

Ireland - 0.7%
Accenture PLC, Class A (1)	15,874	674,486
Covidien PLC (1)	16,200	651,078
Experian PLC	86,791	945,924
Seagate Technology PLC (1)†	47,800	563,084

		2,834,572

Italy - 1.1%
Autogrill SpA †	839	10,543
Banco Popolare SC	60,363	362,634
Enel SpA	25,956	138,752
ENI SpA	109,223	2,360,020
Fiat SpA	22,378	346,482

See notes to Schedule of Investments.
2

Schedule of Investments	September 30, 2010 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
Italy - 1.1% (continued)
Intesa Sanpaolo SpA	78,077	$254,336
Mediaset SpA	72,330	513,877
Pirelli & C SpA	51,119	417,453
UniCredit SpA	8,846	22,654

		4,426,751

Japan - 8.8%
Aisin Seiki Co. Ltd.	13,900	434,989
Ajinomoto Co., Inc.	9,000	88,294
Asahi Glass Co. Ltd.	50,236	512,339
Asahi Kasei Corp.	41,000	226,304
Asics Corp.	13	133
Astellas Pharma, Inc.	14,731	533,049
Bridgestone Corp.	22,200	404,785
Brother Industries Ltd.	20,100	248,151
Canon Marketing Japan, Inc.	9	124
Canon, Inc.	7,045	329,044
Central Glass Co. Ltd.	85	339
Central Japan Railway Co.	30	220,899
Chubu Electric Power Co., Inc.	9,354	231,361
Circle K Sunkus Co. Ltd.	15	201
Citizen Holdings Co. Ltd.	12,200	73,400
COMSYS Holdings Corp.	43	395
Cosmo Oil Co. Ltd.	24,000	62,657
Credit Saison Co. Ltd.	14,675	196,840
Dai Nippon Printing Co. Ltd.	70	856
Daicel Chemical Industries Ltd.	64,000	431,296
Daido Steel Co. Ltd.	33,000	160,596
Daifuku Co. Ltd.	426	2,172
Daiichi Sankyo Co. Ltd.	4,900	99,877
Daito Trust Construction Co. Ltd.	2,486	148,526
Daiwa House Industry Co. Ltd.	151	1,525
Denki Kagaku Kogyo KK	20,000	86,175
Dentsu, Inc.	3,200	73,997
Doutor Nichires Holdings Co. Ltd.	5	66
Dowa Holdings Co. Ltd.	176	1,048
East Japan Railway Co.	10,512	635,118
FamilyMart Co. Ltd.	48	1,721
Fast Retailing Co. Ltd.	500	70,433
Fuji Heavy Industries Ltd.	69,000	441,120
Fuji Oil Co. Ltd.	23	346
FUJIFILM Holdings Corp.	15,544	516,158
Fujikura Ltd.	132	660
Fujitsu Ltd.	71,283	501,531
Fukuoka Financial Group, Inc.	10,096	40,448
Funai Electric Co. Ltd.	9	264
Glory Ltd.	36	881
Hino Motors Ltd.	27,000	130,718
Hitachi Capital Corp.	35	477
Hitachi High-Technologies Corp.	9,558	176,692
Hitachi Ltd.	81,000	354,545
Hokuhoku Financial Group, Inc.	682	1,252
Honda Motor Co. Ltd.	22,697	807,653
Hoya Corp.	9,806	239,476
Ibiden Co. Ltd.	3,300	84,048
IHI Corp.	102,000	195,376
Isuzu Motors Ltd.	4,000	15,475
ITOCHU Corp.	29,988	274,477
Itochu Techno-Solutions Corp.	6,100	199,429
Japan Petroleum Exploration Co.	4,100	154,741
Japan Real Estate Investment Corp. REIT	7	63,665
Japan Tobacco, Inc.	30	99,962

	SHARES	VALUE (Note 3)
Japan - 8.8% (continued)
JFE Holdings, Inc.	13,800	$422,200
JGC Corp.	14,801	257,794
JTEKT Corp.	20,900	192,872
JX Holdings, Inc.	35,614	206,657
Kagoshima Bank Ltd.	190	1,161
Kaken Pharmaceutical Co. Ltd.	278	2,897
Kamigumi Co. Ltd.	299	2,220
Kandenko Co. Ltd.	47	282
Kaneka Corp.	35,354	212,655
Kansai Electric Power Co., Inc.	13,500	327,919
Kansai Paint Co. Ltd.	24	204
Kao Corp.	5,700	139,046
Kawasaki Kisen Kaisha Ltd.	29,000	108,935
KDDI Corp.	105	501,970
Keisei Electric Railway Co. Ltd.	1,461	9,395
Keiyo Bank Ltd.	232	1,152
Kewpie Corp.	3	39
Kinden Corp.	37,284	337,874
Kobayashi Pharmaceutical Co. Ltd.	11	489
Kobe Steel Ltd.	148,000	347,202
Koito Manufacturing Co. Ltd.	1,000	15,333
Konica Minolta Holdings, Inc.	43,000	421,468
Kose Corp.	15	356
Kuraray Co. Ltd.	39,700	502,402
Kyocera Corp.	1,000	94,603
Kyowa Exeo Corp.	1	9
Makita Corp.	15,946	506,687
Marubeni Corp.	95,000	537,169
Marui Group Co. Ltd.	12,000	89,783
Maruichi Steel Tube Ltd.	8,400	161,174
Miraca Holdings, Inc.	11,528	408,552
Mitsubishi Corp.	2,936	69,757
Mitsubishi Electric Corp.	33,000	284,344
Mitsubishi Estate Co. Ltd.	18,764	305,452
Mitsubishi UFJ Financial Group, Inc.	139,449	647,448
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,658	164,087
Mitsui & Co. Ltd.	50,589	752,205
Mitsui Engineering & Shipbuilding Co. Ltd.	53,000	120,009
Mitsui Fudosan Co. Ltd.	17,598	296,921
Mitsumi Electric Co. Ltd.	15,240	233,540
Mizuho Financial Group, Inc.	167,128	242,430
Mizuho Securities Co. Ltd.	74,000	169,250
MS&AD Insurance Group Holdings	2	46
Musashino Bank Ltd.	6	185
NHK Spring Co. Ltd.	98	812
Nichirei Corp.	140	596
Nintendo Co. Ltd.	300	75,244
Nippon Building Fund, Inc. REIT	8	70,113
Nippon Electric Glass Co. Ltd.	35,000	478,416
Nippon Kayaku Co. Ltd.	30,546	298,125
Nippon Meat Packers, Inc.	30,097	370,490
Nippon Paper Group, Inc.	9,606	240,706
Nippon Shokubai Co. Ltd.	23,000	200,208
Nippon Telegraph & Telephone Corp.	7,948	348,140
Nippon Television Network Corp.	320	41,173
Nipro Corp.	4	84
Nishi-Nippon City Bank Ltd.	514	1,470
Nissan Motor Co. Ltd.	19,228	168,388
Nissan Shatai Co. Ltd.	643	4,652
Nisshin Seifun Group, Inc.	37,000	487,195

See notes to Schedule of Investments.
3

Schedule of Investments	September 30, 2010 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
Japan - 8.8% (continued)
Nitto Denko Corp.	10,294	$403,336
Nomura Holdings, Inc.	14,528	69,894
NTT Data Corp.	123	388,821
NTT DoCoMo, Inc. (a)	113	188,727
OJI Paper Co. Ltd.	73,682	326,298
Okinawa Electric Power Co., Inc.	7	326
Omron Corp.	7,931	181,324
ORIX Corp.	1,599	122,384
Osaka Gas Co. Ltd.	129,446	466,859
Panasonic Corp.	8	109
Point, Inc.	1	45
Promise Co. Ltd.	32,250	242,215
Renesas Electronics Corp. †	3	26
Rengo Co. Ltd.	19,884	128,366
Sapporo Hokuyo Holdings, Inc.	19,891	92,049
SBI Holdings, Inc.	261	32,725
Secom Co. Ltd.	2,900	130,980
Sega Sammy Holdings, Inc.	22,200	339,114
Seino Holdings Corp.	35,100	212,955
Sekisui Chemical Co. Ltd.	24,000	145,527
Sekisui House Ltd.	9,000	80,997
Seven & I Holdings Co. Ltd.	8,530	200,038
Shimamura Co. Ltd.	3,800	353,330
Shimizu Corp.	45,000	167,126
Shinko Electric Industries Co. Ltd.	1,953	21,642
Showa Shell Sekiyu KK	24,900	190,461
Sojitz Corp.	160,516	288,563
Sony Corp.	25,472	786,363
Stanley Electric Co. Ltd.	10,830	172,851
Sumitomo Bakelite Co. Ltd.	35	177
Sumitomo Corp.	34,000	438,435
Sumitomo Electric Industries Ltd.	34	415
Sumitomo Forestry Co. Ltd.	1	7
Sumitomo Heavy Industries Ltd.	91,000	469,639
Sumitomo Mitsui Financial Group, Inc.	10,449	304,504
Sumitomo Realty & Development Co. Ltd.	5,624	116,404
Sumitomo Trust & Banking Co. Ltd.	22,000	110,238
Taisei Corp.	41,000	84,808
Takeda Pharmaceutical Co. Ltd.	19,769	908,836
TDK Corp.	375	20,955
THK Co. Ltd.	7	131
Toho Gas Co. Ltd.	623	3,085
Tokai Rika Co. Ltd.	13,765	233,189
Tokio Marine Holdings, Inc.	14,200	383,011
Tokuyama Corp.	564	2,868
Tokyo Electric Power Co., Inc.	3,670	89,638
Tokyo Gas Co. Ltd.	65,000	295,619
Tokyo Steel Manufacturing Co. Ltd.	2,426	28,605
Toppan Forms Co. Ltd.	1	9
Toppan Printing Co. Ltd.	10,000	78,296
Toshiba Corp.	4,243	20,519
Toshiba TEC Corp.	387	1,418
Tosoh Corp.	96,000	259,219
Toyo Seikan Kaisha Ltd.	4	72
Toyo Suisan Kaisha Ltd.	7,116	146,683
Toyota Auto Body Co. Ltd.	9,165	139,906
Toyota Motor Corp.	32,678	1,171,202
USS Co. Ltd.	5,795	433,482
West Japan Railway Co.	44	157,999
Yamada Denki Co. Ltd.	8,380	520,405

	SHARES	VALUE (Note 3)
Japan - 8.8% (continued)
Yamaha Corp.	12,100	$140,489
Yamaha Motor Co. Ltd. †	14,300	215,232
Yamatake Corp.	3,700	92,748
Yamato Holdings Co. Ltd.	13,500	163,703
Yamato Kogyo Co. Ltd.	7,516	182,285

		34,405,771

Jersey, Channel Islands - 0.0%(d)
Randgold Resources Ltd.	1,444	146,008

Macau - 0.0%(d)
Sands China Ltd. †	31,600	56,699

Netherlands - 1.9%
Corio NV REIT	1,027	70,242
ING Groep NV CVA †	23,585	244,591
Koninklijke Ahold NV	68,517	924,760
Koninklijke DSM NV (a)	23,173	1,189,158
Koninklijke Philips Electronics NV	28,583	899,363
Royal Dutch Shell PLC A Shares	56,073	1,689,748
Royal Dutch Shell PLC B Shares	53,508	1,563,261
Unilever NV CVA	24,960	747,451

		7,328,574

New Zealand - 0.0%(d)
Telecom Corp of New Zealand Ltd.	25,878	38,518

Singapore - 0.7%
Ascendas Real Estate Investment Trust REIT	22,478	37,484
CapitaMall Trust REIT	34,494	56,428
CapitaMalls Asia Ltd.	15,317	25,169
DBS Group Holdings Ltd.	13,054	139,659
Fraser and Neave Ltd.	58,000	286,519
Golden Agri-Resources Ltd.	335,000	145,252
Haw Par Corp. Ltd.	227	996
Jardine Cycle & Carriage Ltd.	7,291	218,111
Keppel Corp. Ltd.	28,641	195,525
K-Green Trust †	4	3
Neptune Orient Lines Ltd. †(a)	107,891	162,410
Oversea-Chinese Banking Corp. Ltd.	51,422	345,720
SembCorp Industries Ltd.	11,777	39,033
SembCorp Marine Ltd.	75,000	224,109
Singapore Airlines Ltd.	27	335
Singapore Exchange Ltd.	10,967	75,204
Singapore Technologies Engineering Ltd.	25,103	64,088
Singapore Telecommunications Ltd.	118,635	283,132
StarHub Ltd.	7,476	14,681
United Overseas Bank Ltd.	31,201	433,930
UOL Group Ltd.	10,340	36,375

		2,784,163

Spain - 1.8%
Banco Bilbao Vizcaya Argentaria SA	60,305	816,055
Banco Santander SA	162,144	2,057,786
Endesa SA	30,206	810,794
Inditex SA	15,711	1,248,960
Repsol YPF SA	28,033	722,670
Tecnicas Reunidas SA	3,615	192,746
Telefonica SA	40,244	998,901

		6,847,912

Sweden - 1.5%
Atlas Copco AB A Shares	30,151	583,140

See notes to Schedule of Investments.
4

Schedule of Investments	September 30, 2010 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
Sweden - 1.5% (continued)
Boliden AB	26,673	$404,833
Investor AB B Shares	9,034	183,936
Nordea Bank AB	30,750	321,285
Sandvik AB	21,245	326,201
Scania AB B Shares	33,532	741,938
Tele2 AB B Shares	102,781	2,156,495
Telefonaktiebolaget LM Ericsson B Shares	48,730	534,419
Volvo AB B Shares †	50,081	737,967

		5,990,214

Switzerland - 4.8%
ABB Ltd. †	78,183	1,650,832
ACE Ltd. (1)	20,496	1,193,892
Clariant AG †	25,713	376,347
Compagnie Financiere Richemont SA, Class A	28,932	1,395,937
Nestle SA	80,594	4,296,260
Noble Corp. (1)†	23,335	788,490
Novartis AG	54,049	3,110,949
Roche Holding AG	12,644	1,727,576
Schindler Holding AG	1,025	110,033
Sulzer AG	5,620	652,586
Swiss Reinsurance Co. Ltd.	4,949	217,092
Transocean Ltd. (1)†	11,414	733,806
Tyco Electronics Ltd. (1)	37,660	1,100,425
Tyco International Ltd. (1)	18,600	683,178
UBS AG †	11,008	187,419
Xstrata PLC	16,204	310,393

		18,535,215

United Kingdom - 8.2%
Amlin PLC	9,106	57,530
Anglo American PLC	5,387	213,833
AstraZeneca PLC	33,733	1,712,304
Atkins WS PLC	5,054	58,610
Autonomy Corp. PLC †	3,432	97,800
Aviva PLC	59,876	375,332
Barclays PLC	211,250	992,937
BBA Aviation PLC	27,013	79,980
BHP Billiton PLC	33,310	1,062,338
BP PLC	304,507	2,083,459
British American Tobacco PLC	26,203	978,571
British Land Co. PLC REIT	13,261	96,970
British Sky Broadcasting Group PLC	17,771	197,494
BT Group PLC	362,993	797,575
Burberry Group PLC	17,006	278,341
Cairn Energy PLC †	21,281	151,870
Capital Shopping Centres Group PLC REIT	6,502	37,590
Centrica PLC	181,518	922,784
Daily Mail & General Trust PLC	1,612	13,339
Dixons Retail PLC †	516,385	209,043
easyJet PLC †	38,882	225,751
Ensco PLC ADR (1)	28,071	1,255,616
GlaxoSmithKline PLC	84,074	1,658,351
Hammerson PLC REIT	10,329	64,032
HSBC Holdings PLC	198,190	2,004,883
IMI PLC	49,183	594,805
International Personal Finance PLC	54,148	229,708
Investec PLC	110,112	880,018
ITV PLC †	853,727	801,264
Kesa Electricals PLC	96,985	223,277

	SHARES	VALUE (Note 3)
United Kingdom - 8.2% (continued)
Kingfisher PLC	196,484	$724,038
Land Securities Group PLC REIT	4,504	45,321
Legal & General Group PLC	249,123	405,208
Lloyds Banking Group PLC †	942,519	1,093,471
Mondi PLC	150,463	1,216,963
Next PLC	11,455	399,329
Old Mutual PLC	215,686	470,723
Pearson PLC	23,532	364,911
Persimmon PLC †	56,667	356,194
Reed Elsevier PLC	19,090	161,425
Rentokil Initial PLC †	78,633	127,280
Rio Tinto PLC	21,883	1,281,982
Royal Bank of Scotland Group PLC †	265,821	197,173
Sage Group PLC	22,346	97,084
Segro PLC REIT	13,080	56,198
Stagecoach Group PLC	50,445	144,682
Standard Chartered PLC	4,151	119,194
Tate & Lyle PLC	102,457	751,798
Tesco PLC	143,435	956,798
Tullow Oil PLC	14,034	280,934
Unilever PLC	36,299	1,050,615
Vedanta Resources PLC	1,890	64,336
Vodafone Group PLC	953,947	2,353,728
WH Smith PLC	34,485	245,461
Wolseley PLC †	23,215	583,678

		31,903,929

United States - 40.8% (1)
3M Co.	2,100	182,091
Abbott Laboratories	17,584	918,588
Altria Group, Inc.	66,296	1,592,430
American Express Co.	8,889	373,605
American Financial Group, Inc.	18,925	578,726
Ameriprise Financial, Inc.	9,300	440,169
AmerisourceBergen Corp.	12,000	367,920
Amgen, Inc. †	38,249	2,107,902
Annaly Capital Management, Inc. REIT	8,318	146,397
Apache Corp.	3,280	320,653
Apple, Inc. †	10,128	2,873,820
Archer-Daniels-Midland Co.	1,433	45,741
Ashland, Inc.	14,000	682,780
Assurant, Inc.	23,400	952,380
AT&T, Inc.	129,597	3,706,474
AvalonBay Communities, Inc. REIT	1,311	136,252
Bank of America Corp.	187,038	2,452,068
Becton Dickinson and Co.	7,186	532,483
Bed Bath & Beyond, Inc. †	4,300	186,663
Berkshire Hathaway, Inc., Class B †	13,150	1,087,242
Boeing Co.	7,065	470,105
Boston Properties, Inc. REIT	1,463	121,605
Bristol-Myers Squibb Co.	40,432	1,096,112
Broadridge Financial Solutions, Inc.	17,593	402,352
Brookfield Properties Corp.	2,845	44,435
CA, Inc.	2,915	61,565
Cablevision Systems Corp., Class A	9,800	256,662
CapitalSource, Inc.	76,500	408,510
Cardinal Health, Inc.	29,100	961,464
Career Education Corp. †	10,659	228,849

See notes to Schedule of Investments.
5

Schedule of Investments	September 30, 2010 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
United States - 40.8% (continued) (1)
Carpenter Technology Corp.	5,400	$182,034
CF Industries Holdings, Inc.	959	91,585
Chemed Corp.	9,980	568,561
Chevron Corp.	47,800	3,874,190
Chubb Corp.	6,649	378,927
Cimarex Energy Co.	15,900	1,052,262
Cisco Systems, Inc. †	54,289	1,188,929
Citigroup, Inc. †	364,991	1,423,465
Coach, Inc.	1,800	77,328
Coca-Cola Co.	25,580	1,496,942
Colgate-Palmolive Co.	8,428	647,776
Comcast Corp., Class A	59,980	1,084,438
Computer Sciences Corp.	10,231	470,626
ConAgra Foods, Inc.	25,874	567,676
ConocoPhillips	44,375	2,548,456
Crown Holdings, Inc. †	22,251	637,714
CSX Corp.	26,298	1,454,805
Cummins, Inc.	2,000	181,160
Deckers Outdoor Corp. †	4,500	224,820
Deere & Co.	3,900	272,142
Devon Energy Corp.	10,690	692,071
DIRECTV, Class A †	13,869	577,366
DISH Network Corp., Class A	8,674	166,194
Dr Pepper Snapple Group, Inc.	21,532	764,817
DTE Energy Co.	17,400	799,182
Edison International	31,556	1,085,211
EMCOR Group, Inc. †	1,159	28,500
Emerson Electric Co.	8,741	460,301
Energen Corp.	10,800	493,776
Equity Residential REIT	4,548	216,348
Estee Lauder Cos., Inc., Class A	3,700	233,951
Esterline Technologies Corp. †	2,500	143,075
Exelon Corp.	9,800	417,284
Exxon Mobil Corp.	93,989	5,807,580
FedEx Corp.	8,800	752,400
Fifth Third Bancorp	16,800	202,104
Ford Motor Co. †	47,100	576,504
Forest Laboratories, Inc. †	15,186	469,703
Franklin Resources, Inc.	3,200	342,080
Freeport-McMoRan Copper & Gold, Inc.	6,500	555,035
Gap, Inc.	40,219	749,682
General Dynamics Corp.	6,838	429,495
General Electric Co.	155,902	2,533,407
General Mills, Inc.	17,588	642,666
Goldman Sachs Group, Inc.	7,505	1,085,073
Google, Inc., Class A †	3,202	1,683,580
Hartford Financial Services Group, Inc.	4,000	91,800
Hasbro, Inc.	10,650	474,031
HCP, Inc. REIT	2,572	92,541
Health Care REIT, Inc.	2,485	117,640
Health Net, Inc. †	20,100	546,519
Hewlett-Packard Co.	29,652	1,247,460
HJ Heinz Co.	4,541	215,107
Home Depot, Inc.	30,206	956,926
Honeywell International, Inc.	14,402	632,824
Host Hotels & Resorts, Inc. REIT	9,300	134,664
Hudson City Bancorp, Inc.	18,917	231,922
Humana, Inc. †	17,000	854,080
Integrys Energy Group, Inc.	6,300	327,978
Intel Corp.	96,067	1,847,368

	SHARES	VALUE (Note 3)
United States - 40.8% (continued) (1)
International Business Machines Corp.	25,423	$ 3,410,241
International Paper Co.	34,900	759,075
ITT Corp.	1,082	50,670
Johnson & Johnson	68,896	4,268,796
Joy Global, Inc.	6,452	453,705
JPMorgan Chase & Co.	71,673	2,728,591
KeyCorp	42,700	339,892
Kimberly-Clark Corp.	25,563	1,662,873
Kimco Realty Corp. REIT	6,500	102,375
King Pharmaceuticals, Inc. †	21,800	217,128
Kohl’s Corp. †	15,400	811,272
Kraft Foods, Inc., Class A	5,321	164,206
L-3 Communications Holdings, Inc.	9,253	668,714
Laboratory Corp of America Holdings †	2,300	180,389
Las Vegas Sands Corp. †	6,400	223,040
Lexmark International, Inc., Class A †	13,000	580,060
Liberty Media Corp. - Interactive, Series A †	40,100	549,771
Lockheed Martin Corp.	13,243	943,961
Loews Corp.	9,800	371,420
Lorillard, Inc.	7,600	610,356
Lowe’s Cos., Inc.	34,200	762,318
Ltd. Brands, Inc.	4,161	111,432
Lubrizol Corp.	7,800	826,566
Macy’s, Inc.	19,700	454,873
Marathon Oil Corp.	28,529	944,310
Masco Corp.	32,100	353,421
Mattel, Inc.	40,859	958,552
McDonald’s Corp.	12,425	925,787
McKesson Corp.	2,700	166,806
MDU Resources Group, Inc.	23,411	467,049
Medco Health Solutions, Inc. †	11,921	620,607
Medtronic, Inc.	6,082	204,234
Merck & Co., Inc.	25,719	946,716
MetLife, Inc.	9,700	372,965
Microsoft Corp.	156,850	3,841,257
Mirant Corp. †	2,389	23,794
Murphy Oil Corp.	2,494	154,428
National Oilwell Varco, Inc.	18,055	802,906
Newmont Mining Corp.	5,161	324,162
News Corp., Class A	64,900	847,594
Nicor, Inc.	2,900	132,878
Norfolk Southern Corp.	14,923	888,068
Northrop Grumman Corp.	22,679	1,375,028
Occidental Petroleum Corp.	15,090	1,181,547
Oceaneering International, Inc. †	3,500	188,510
Oracle Corp.	36,786	987,704
Oshkosh Corp. †	1,300	35,750
Owens Corning †	36,148	926,473
Owens-Illinois, Inc. †	11,000	308,660
Pall Corp.	500	20,820
PDL BioPharma, Inc.	103,643	545,162
Peabody Energy Corp.	10,600	519,506
Penn National Gaming, Inc. †	11,683	345,934
PepsiCo, Inc.	20,772	1,380,092
PetSmart, Inc.	24,354	852,390
Pfizer, Inc.	132,943	2,282,631
Philip Morris International, Inc.	17,493	979,958
Plum Creek Timber Co., Inc. REIT	2,131	75,224

See notes to Schedule of Investments.
6

Schedule of Investments	September 30, 2010 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
United States - 40.8% (continued) (1)
PNC Financial Services Group, Inc.	6,100	$316,651
Procter & Gamble Co.	56,808	3,406,776
ProLogis REIT	6,900	81,282
Protective Life Corp.	39,898	868,180
Prudential Financial, Inc.	4,039	218,833
Public Storage REIT	1,669	161,960
Qwest Communications International, Inc.	50,658	317,626
Rayonier, Inc. REIT	2,581	129,360
Raytheon Co.	44,767	2,046,300
Reinsurance Group of America, Inc.	10,100	487,729
Reliance Steel & Aluminum Co.	4,400	182,732
Reynolds American, Inc.	24,037	1,427,557
Rockwell Automation, Inc.	2,800	172,844
Ross Stores, Inc.	6,713	366,664
Rowan Cos., Inc. †	20,620	626,023
RR Donnelley & Sons Co.	1,766	29,951
SanDisk Corp. †	12,500	458,125
Sara Lee Corp.	47,536	638,408
Sealed Air Corp.	9,599	215,786
Simon Property Group, Inc. REIT	4,342	402,677
Starbucks Corp.	15,400	393,932
STERIS Corp.	13,030	432,857
Target Corp.	15,300	817,632
Teradata Corp. †	456	17,583
Texas Instruments, Inc.	14,684	398,524
Thomas & Betts Corp. †	4,614	189,266
Time Warner, Inc.	43,366	1,329,168
Timken Co.	39,333	1,508,814
TJX Cos., Inc.	16,664	743,714
Travelers Cos., Inc.	38,801	2,021,532
Tupperware Brands Corp.	409	18,716
Tyson Foods, Inc., Class A	36,400	583,128
United Parcel Service, Inc., Class B	11,100	740,259
United Technologies Corp.	17,449	1,242,892
UnitedHealth Group, Inc.	46,700	1,639,637
Universal Health Services, Inc., Class B	5,188	201,606
Unum Group	43,109	954,864
URS Corp. †	7,400	281,052
Ventas, Inc. REIT	2,400	123,768
Verizon Communications, Inc.	73,412	2,392,497
Viacom, Inc., Class B	4,037	146,099
Vishay Intertechnology, Inc. †	42,600	412,368
Vornado Realty Trust REIT	1,648	140,953
Walgreen Co.	18,840	631,140
Wal-Mart Stores, Inc.	41,005	2,194,588
Walter Energy, Inc.	11,600	942,964
Waste Management, Inc.	35,273	1,260,657
WellPoint, Inc. †	26,191	1,483,458
Wells Fargo & Co.	40,170	1,009,472
WESCO International, Inc. †	1,070	42,040
Western Digital Corp. †	24,200	687,038
Western Union Co.	46,000	812,820
Whirlpool Corp.	3,500	283,360
Williams Cos., Inc.	33,456	639,344
Williams-Sonoma, Inc.	7,790	246,943
WW Grainger, Inc.	1,400	166,754
Wyndham Worldwide Corp.	24,444	671,477
Wynn Resorts Ltd.	2,000	173,540

		158,602,691

	SHARES	VALUE (Note 3)
TOTAL COMMON STOCKS
(Cost $315,495,581)		$347,066,289

RIGHTS - 0.0%(d)
France - 0.0%(d)
Compagnie Generale des Etablissements Michelin, expires 10/13/10 †
(Cost $—)	6,327	17,665

WARRANTS - 0.0%(d)
Hong Kong - 0.0%(d)
Henderson Land Development Co. Ltd., expires 6/1/11 †
(Cost $—)	3	1

MONEY MARKET FUNDS - 6.8%
Dreyfus Institutional Cash Advantage Fund, 0.001%(e)	45,019	45,019
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.162%(e)(f)	26,663,951	26,663,951

TOTAL MONEY MARKET FUNDS
(Cost $26,708,970; includes $3,953,476 of cash collateral received for securities on loan)		26,708,970

TOTAL INVESTMENTS - 95.8%
(Cost $342,204,551)		373,792,925

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2% (g)		16,327,676

NET ASSETS - 100.0%		$390,120,601

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$41,664,857	10.7%
Consumer Staples	33,978,929	8.7
Energy	39,160,821	10.0
Financials	63,076,876	16.2
Health Care	36,323,163	9.3
Industrials	49,071,017	12.6
Information Technology	31,019,878	8.0
Materials	27,230,146	7.0
Telecommunication Services	16,836,649	4.3
Utilities	8,721,619	2.2
Money Market Funds	26,708,970	6.8

Total Investments	373,792,925	95.8

Other Assets in Excess of Liabilities	16,327,676	4.2

Net Assets	$390,120,601	100.0%

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $3,690,440; cash collateral of $3,953,476 was received with which the Fund purchased a money market fund.
(b)	Security fair valued at September 30, 2010.
(c)	Private Placement security.
(d)	Represents less than 0.05 percent of net assets.
(e)	Represents annualized seven-day yield as of September 30, 2010.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

See notes to Schedule of Investments.
7

Schedule of Investments	September 30, 2010 (Unaudited)

AQR GLOBAL EQUITY FUND

(g)	Includes appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

All securities are Level 2, unless otherwise noted in parentheses.

(1)  Level 1 security (See Note 4).

(3) Level	3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt

CVA  - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

Open futures contracts outstanding at September 30, 2010:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2010	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
227	Amsterdam Index	October 15, 2010	$20,867,533	$20,687,251	$(180,282)
479	CAC40 10 Euro	October 15, 2010	24,583,907	24,226,179	(357,728)
108	DAX Index	December 17, 2010	23,048,053	22,971,717	(76,336)
194	E-mini S&P 500 Futures	December 17, 2010	10,771,283	11,025,990	254,707
179	FTSE 100 Index Futures	December 17, 2010	15,572,760	15,548,461	(24,299)
100	FTSE/MIB Index	December 17, 2010	14,162,986	13,905,832	(257,154)
70	IBEX 35 Index	October 15, 2010	10,218,752	9,961,200	(257,552)
5	SGX MSCI Singapore Index Futures	October 28, 2010	277,033	276,633	(400)

					(899,044)

Short Contracts:
72	Hang Seng Index	October 28, 2010	(10,339,002)	(10,359,886)	(20,884)
21	OMXS30 Index	October 15, 2010	(337,179)	(338,584)	(1,405)
71	S&P/Toronto Stock Exchange 60 Index	December 16, 2010	(9,708,245)	(9,837,457)	(129,212)
328	SPI 200	December 16, 2010	(36,908,501)	(36,458,265)	450,236
285	Swiss Market Index	December 17, 2010	(18,650,508)	(18,260,419)	390,089
72	TOPIX Index	December 9, 2010	(7,147,981)	(7,128,414)	19,567

					708,391

					$(190,653)

Cash held as collateral with broker for futures contracts was $12,425,924 at September 30, 2010.

Forward foreign currency exchange contracts outstanding as of September 30, 2010:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2010	UNREALIZED APPRECIATION
Australian Dollar,
Expiring 12/15/10	The Royal Bank of Scotland	AUD	52,903,000	$48,271,516	$50,672,080	$2,400,564
Canadian Dollar,
Expiring 12/15/10	The Royal Bank of Scotland	CAD	1,011,000	950,234	980,925	30,691
Swiss Franc,
Expiring 12/15/10	The Royal Bank of Scotland	CHF	12,847,000	12,771,484	13,082,618	311,134
Danish Krone,
Expiring 12/15/10	The Royal Bank of Scotland	DKK	325,000	55,781	59,432	3,651
Euro,
Expiring 12/15/10	The Royal Bank of Scotland	EUR	1,650,000	2,206,462	2,248,174	41,712
British Pound,
Expiring 12/15/10	The Royal Bank of Scotland	GBP	5,673,000	8,733,820	8,907,064	173,244
Hong Kong Dollar,
Expiring 12/15/10	The Royal Bank of Scotland	HKD	5,270,000	678,697	679,519	822
Israeli Shekel,
Expiring 12/15/10	The Royal Bank of Scotland	ILS	5,509,000	1,453,722	1,510,383	56,661
Japanese Yen,
Expiring 12/15/10	The Royal Bank of Scotland	JPY	637,733,000	7,565,584	7,645,364	79,780

See notes to Schedule of Investments.
8

Schedule of Investments	September 30, 2010 (Unaudited)

AQR GLOBAL EQUITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2010	UNREALIZED APPRECIATION
(continued)
Norwegian Krone,
Expiring 12/15/10	The Royal Bank of Scotland	NOK	246,850,000	$39,794,345	$ 41,808,890	$ 2,014,545
New Zealand Dollar,
Expiring 12/15/10	The Royal Bank of Scotland	NZD	7,037,000	5,113,978	5,132,647	18,669
Swedish Krona,
Expiring 12/15/10	The Royal Bank of Scotland	SEK	331,709,000	45,559,006	49,113,923	3,554,917
Singapore Dollar,
Expiring 12/15/10	The Royal Bank of Scotland	SGD	437,000	324,453	332,284	7,831

				173,479,082	182,173,303	8,694,221

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2010	UNREALIZED (DEPRECIATION)
Australian Dollar,
Expiring 12/15/10	The Royal Bank of Scotland	AUD	(238,000)	$(225,005)	$(227,964)	$(2,959)
Canadian Dollar,
Expiring 12/15/10	The Royal Bank of Scotland	CAD	(33,133,000)	(31,467,730)	(32,147,368)	(679,638)
Swiss Franc,
Expiring 12/15/10	The Royal Bank of Scotland	CHF	(14,820,000)	(14,801,370)	(15,091,804)	(290,434)
Danish Krone,
Expiring 12/15/10	The Royal Bank of Scotland	DKK	(7,518,000)	(1,293,880)	(1,374,808)	(80,928)
Euro,
Expiring 12/15/10	The Royal Bank of Scotland	EUR	(38,924,000)	(49,726,964)	(53,035,118)	(3,308,154)
British Pound,
Expiring 12/15/10	The Royal Bank of Scotland	GBP	(4,356,000)	(6,741,955)	(6,839,268)	(97,313)
Hong Kong Dollar,
Expiring 12/15/10	The Royal Bank of Scotland	HKD	(201,000)	(25,882)	(25,917)	(35)
Israeli Shekel,
Expiring 12/15/10	The Royal Bank of Scotland	ILS	(73,000)	(19,321)	(20,014)	(693)
Japanese Yen,
Expiring 12/15/10	The Royal Bank of Scotland	JPY	(1,609,287,000)	(18,906,027)	(19,292,691)	(386,664)
Norwegian Krone,
Expiring 12/15/10	The Royal Bank of Scotland	NOK	(8,826,000)	(1,448,582)	(1,494,856)	(46,274)
New Zealand Dollar,
Expiring 12/15/10	The Royal Bank of Scotland	NZD	(21,920,000)	(15,682,626)	(15,988,010)	(305,384)
Singapore Dollar,
Expiring 12/15/10	The Royal Bank of Scotland	SGD	(67,000)	(49,439)	(50,945)	(1,506)

				(140,388,781)	(145,588,763)	(5,199,982)

				$33,090,301	$36,584,540	$3,494,239

Cash is pledged as collateral to the broker for forward foreign exchange contracts in the amount of $816,426.

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

See notes to Schedule of Investments.
9

Schedule of Investments	September 30, 2010 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
COMMON STOCKS - 87.1%
Australia - 7.5%
AGL Energy Ltd.	5,534	$86,484
Ansell Ltd.	81,772	1,056,779
ASX Ltd.	5,817	183,464
Australia & New Zealand Banking Group Ltd.	107,160	2,454,123
AWB Ltd. †	40,693	58,263
AXA Asia Pacific Holdings Ltd.	35,273	175,226
Bank of Queensland Ltd.	19,807	214,824
Beach Energy Ltd.	197,994	130,340
Bendigo and Adelaide Bank Ltd.	27,108	239,696
BHP Billiton Ltd. (a)	123,716	4,715,743
BlueScope Steel Ltd.	82,283	175,693
Caltex Australia Ltd. (a)	63,450	738,588
CFS Retail Property Trust REIT	69,740	127,962
Challenger Financial Services Group Ltd.	280,776	1,150,788
Commonwealth Bank of Australia	54,734	2,708,965
Computershare Ltd.	15,439	145,876
CSR Ltd.	59,287	103,176
Dexus Property Group REIT	186,006	153,876
DUET Group	200,785	338,272
Flight Centre Ltd.	15,121	329,375
Foster’s Group Ltd.	153,257	906,757
Goodman Fielder Ltd.	122,671	155,302
Goodman Group REIT	193,631	120,982
GPT Group REIT	58,413	166,384
GPT Group REIT (3)†(b)	143,427	—
Incitec Pivot Ltd.	43,298	150,720
Intoll Group	88,268	127,666
Lend Lease Group	21,131	155,692
Mirvac Group REIT	88,938	114,335
National Australia Bank Ltd.	93,070	2,280,509
Newcrest Mining Ltd.	28,545	1,092,475
Nufarm Ltd.	109,808	383,660
OneSteel Ltd.	264,687	751,558
Orica Ltd.	3,313	82,655
Origin Energy Ltd.	33,140	508,719
OZ Minerals Ltd.	195,653	274,844
Paladin Energy Ltd. †	24,740	86,078
Rio Tinto Ltd. (a)	21,899	1,627,383
Santos Ltd.	26,201	324,709
Stockland REIT	89,584	333,030
Suncorp-Metway Ltd.	111,014	967,132
TABCORP Holdings Ltd.	169,699	1,150,625
Tatts Group Ltd.	330,570	765,286
Telecom Corp of New Zealand Ltd. (a)	229,470	343,945
Telstra Corp. Ltd.	641,951	1,628,290
Transurban Group	37,755	181,833
Wesfarmers Ltd.	16,227	517,716
West Australian Newspapers Holdings Ltd. (a)	28,768	198,752
Westfield Group REIT	84,935	1,007,853
Westpac Banking Corp.	76,995	1,732,228

		33,424,631

Belgium - 0.7%
Groupe Bruxelles Lambert SA	2,641	220,208
KBC Groep NV †	58,790	2,638,807

		2,859,015

	SHARES	VALUE (Note 3)
Bermuda - 0.1%
Catlin Group Ltd.	114,641	$613,094

China - 0.0%(c)
Foxconn International Holdings Ltd. †	69,406	50,879
Yangzijiang Shipbuilding Holdings Ltd.	63,319	84,848

		135,727

Denmark - 1.5%
AP Moller - Maersk A/S, Class B	113	940,814
Coloplast A/S, Class B	7,590	906,359
Danisco A/S	6,490	577,523
Danske Bank A/S †	19,616	470,909
Novo Nordisk A/S, Class B	36,861	3,647,689

		6,543,294

Finland - 1.4%
Kesko OYJ B Shares	12,311	578,932
Kone OYJ, Class B	5,570	288,204
Nokia OYJ	22,266	223,684
Stora Enso OYJ R Shares	273,203	2,709,205
UPM-Kymmene OYJ	105,655	1,812,508
Wartsila OYJ	6,608	431,850

		6,044,383

France - 7.9%
Accor SA	26,393	964,905
Atos Origin SA †	5,536	250,353
BNP Paribas	55,303	3,947,047
Bouygues SA	31,375	1,351,744
Christian Dior SA	13,165	1,722,848
Compagnie de Saint-Gobain	35,874	1,603,072
Compagnie Generale des Etablissements Michelin, Class B (a)	16,412	1,251,504
Klepierre REIT	3,675	141,768
Legrand SA	40,178	1,359,489
L’Oreal SA	21,809	2,456,307
LVMH Moet Hennessy Louis Vuitton SA	6,597	968,957
Metropole Television SA (a)	45,917	1,082,666
Natixis †	506,383	2,901,894
PPR	1,669	270,778
Safran SA	18,419	517,683
Sanofi-Aventis SA	15,188	1,011,001
Schneider Electric SA	3,120	396,371
Societe BIC SA	18,658	1,496,913
Thales SA	57,483	2,100,236
Total SA	120,598	6,231,401
Unibail-Rodamco SE REIT	3,619	803,558
Vivendi SA	73,040	2,001,902

		34,832,397

Germany - 7.2%
Adidas AG	21,660	1,340,591
Allianz SE	26,020	2,939,668
BASF SE	44,493	2,805,606
Bayer AG	25,853	1,801,957
Daimler AG †	30,620	1,937,824
Deutsche Bank AG	40,161	2,198,611
Deutsche Boerse AG	5,256	350,725
Deutsche Post AG	81,201	1,472,396
Deutsche Telekom AG	188,151	2,574,356
E.ON AG	40,607	1,197,558

See notes to Schedule of Investments.
10

Schedule of Investments	September 30, 2010 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
Germany - 7.2% (continued)
Hannover Rueckversicherung AG	39,849	$1,833,177
Infineon Technologies AG †	80,297	556,157
MAN SE	16,292	1,773,626
Muenchener Rueckversicherungs AG	16,641	2,304,476
RWE AG	22,140	1,495,230
Siemens AG	39,196	4,134,704
Suedzucker AG	33,604	751,038
ThyssenKrupp AG	9,124	297,474
Volkswagen AG	2,126	234,271

		31,999,445

Guernsey, C.I. - 0.0%
Resolution Ltd.	56,527	217,709

Hong Kong - 2.2%
ASM Pacific Technology Ltd.	6,404	57,067
BOC Hong Kong Holdings Ltd.	235,553	745,889
Cheung Kong Holdings Ltd.	66,278	1,002,238
Cheung Kong Infrastructure Holdings Ltd.	14,827	58,825
Chinese Estates Holdings Ltd.	157	262
CLP Holdings Ltd.	39,509	314,980
Esprit Holdings Ltd.	80,928	438,327
Hang Lung Group Ltd.	30,276	197,415
Hang Lung Properties Ltd.	100,000	486,985
Hang Seng Bank Ltd.	888	13,041
Hong Kong & China Gas Co. Ltd.	19	48
Hong Kong Exchanges and Clearing Ltd.	38,454	755,997
Hongkong Electric Holdings Ltd.	92,500	562,067
Hopewell Holdings Ltd.	44	142
Hutchison Whampoa Ltd.	29,832	277,556
Hysan Development Co. Ltd.	76,000	271,749
Industrial & Commercial Bank of China Asia Ltd.	280	1,027
Li & Fung Ltd.	49,668	278,232
Lifestyle International Holdings Ltd.	20,500	50,399
Link REIT	81,382	241,473
Mongolia Energy Co. Ltd. †	95,406	39,474
Neo-China Land Group Holdings Ltd. †	8	4
New World Development Ltd.	88,896	178,576
NWS Holdings Ltd.	26,000	50,907
Orient Overseas International Ltd.	50,000	398,341
PCCW Ltd.	131,000	47,418
Sun Hung Kai Properties Ltd.	43,046	740,611
Swire Pacific Ltd., Class A	27,030	371,617
Television Broadcasts Ltd.	76,403	435,421
Wharf Holdings Ltd.	111,243	713,507
Wheelock & Co. Ltd.	136,621	455,717
Yue Yuen Industrial Holdings Ltd.	122,609	452,673

		9,637,985

Ireland - 0.3%
Experian PLC	106,291	1,158,452

Italy - 2.4%
Autogrill SpA †	8,819	110,817
Banco Popolare SC	93,705	562,937
Enel SpA	83,776	447,840
ENI SpA	255,085	5,511,713
Fiat SpA	77,640	1,202,113
Intesa Sanpaolo SpA	19,725	64,254

	SHARES	VALUE (Note 3)
Italy - 2.4% (continued)
Mediaset SpA	111,019	$788,748
Parmalat Finanziaria SpA (3)†(b)	45,800	—
Pirelli & C SpA	118,769	969,903
Telecom Italia SpA	793,791	1,111,995

		10,770,320

Japan - 18.5%
Aeon Co. Ltd.	37,500	402,039
Aeon Mall Co. Ltd.	2,900	70,482
Aisin Seiki Co. Ltd.	36,900	1,154,755
Alfresa Holdings Corp.	29	1,236
Asahi Glass Co. Ltd.	128,413	1,309,639
Asahi Kasei Corp.	87,000	480,206
Asics Corp.	319	3,256
Astellas Pharma, Inc.	24,897	900,912
Bank of Yokohama Ltd.	142	664
Bridgestone Corp.	59,600	1,086,721
Brother Industries Ltd.	19,300	238,274
Canon Marketing Japan, Inc.	6	83
Canon, Inc. (a)	21,715	1,014,222
Central Glass Co. Ltd.	67	267
Central Japan Railway Co.	120	883,596
Chubu Electric Power Co., Inc.	38,797	959,601
Circle K Sunkus Co. Ltd.	12	161
COMSYS Holdings Corp.	26	239
Cosmo Oil Co. Ltd.	342,000	892,866
Credit Saison Co. Ltd.	39,812	534,009
Dai Nippon Printing Co. Ltd.	41	501
Daicel Chemical Industries Ltd.	128,000	862,591
Daido Steel Co. Ltd.	48,000	233,594
Daiei, Inc. †	31	127
Daifuku Co. Ltd.	255	1,300
Daiichi Sankyo Co. Ltd.	32,600	664,489
Daito Trust Construction Co. Ltd.	2,787	166,509
Daiwa House Industry Co. Ltd.	17,295	174,630
Dentsu, Inc.	7,700	178,056
Doutor Nichires Holdings Co. Ltd.	5	66
Dowa Holdings Co. Ltd.	818	4,871
East Japan Railway Co.	28,813	1,740,834
Ebara Corp. †	983	4,365
FamilyMart Co. Ltd.	57	2,044
Fast Retailing Co. Ltd.	1,400	197,211
Fuji Heavy Industries Ltd.	234,721	1,500,581
FUJIFILM Holdings Corp.	39,843	1,323,038
Fujikura Ltd.	188	940
Fujitsu Ltd.	223,635	1,573,446
Fukuoka Financial Group, Inc.	82,046	328,701
Funai Electric Co. Ltd.	14	411
Glory Ltd.	3	73
Hino Motors Ltd.	121,000	585,811
Hitachi Capital Corp.	10	136
Hitachi Chemical Co. Ltd.	10,589	197,947
Hitachi High-Technologies Corp.	19,906	367,989
Hitachi Ltd.	242,000	1,059,257
Hokuhoku Financial Group, Inc.	812	1,490
Honda Motor Co. Ltd.	53,697	1,910,761
Hoya Corp.	30,263	739,065
Ibiden Co. Ltd.	7,900	201,206
IHI Corp.	268,000	513,340
ITOCHU Corp.	62,444	571,544
Itochu Techno-Solutions Corp.	15,200	496,937

See notes to Schedule of Investments.
11

Schedule of Investments	September 30, 2010 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
Japan - 18.5% (continued)
Japan Real Estate Investment Corp. REIT	17	$154,614
Japan Retail Fund Investment Corp. REIT	48	67,671
Japan Tobacco, Inc.	98	326,542
JFE Holdings, Inc.	27,047	827,481
JGC Corp.	31,936	556,241
JTEKT Corp.	32,970	304,259
JX Holdings, Inc.	84,695	491,458
Kaken Pharmaceutical Co. Ltd.	918	9,567
Kandenko Co. Ltd.	894	5,369
Kaneka Corp.	130,625	785,713
Kansai Electric Power Co., Inc.	19,132	464,723
Kansai Paint Co. Ltd.	36,291	309,121
Kao Corp.	15,185	370,424
KDDI Corp.	255	1,219,069
Kinden Corp.	74,564	675,711
Kobe Steel Ltd.	504,000	1,182,362
Komatsu Ltd.	38	884
Konica Minolta Holdings, Inc.	108,000	1,058,569
Kose Corp.	14	333
Kuraray Co. Ltd.	65,000	822,572
Makita Corp.	30,000	953,254
Marubeni Corp.	176,974	1,000,684
Maruichi Steel Tube Ltd.	14,800	283,974
Miraca Holdings, Inc.	38,606	1,368,197
Mitsubishi Corp.	2	47
Mitsubishi Electric Corp.	54,000	465,290
Mitsubishi Estate Co. Ltd.	46,020	749,142
Mitsubishi Gas Chemical Co., Inc.	24	140
Mitsubishi UFJ Financial Group, Inc.	398,191	1,848,760
Mitsui & Co. Ltd.	147,343	2,190,835
Mitsui Chemicals, Inc.	211	570
Mitsui Engineering & Shipbuilding Co. Ltd. (a)	64,509	146,068
Mitsui Fudosan Co. Ltd.	28,205	475,888
Mitsumi Electric Co. Ltd.	23,189	355,352
Mizuho Financial Group, Inc.	286,710	415,892
Mizuho Securities Co. Ltd.	258,185	590,512
Mochida Pharmaceutical Co. Ltd.	212	2,178
Musashino Bank Ltd.	58	1,788
NHK Spring Co. Ltd.	34,196	283,346
Nintendo Co. Ltd.	13	3,261
Nippon Building Fund, Inc. REIT	19	166,518
Nippon Electric Glass Co. Ltd.	100,000	1,366,902
Nippon Kayaku Co. Ltd.	52,000	507,513
Nippon Meat Packers, Inc.	82,000	1,009,410
Nippon Shokubai Co. Ltd.	74,000	644,147
Nippon Telegraph & Telephone Corp.	19,019	833,075
Nishi-Nippon City Bank Ltd.	80,737	230,949
Nissan Motor Co. Ltd.	11	96
Nissan Shatai Co. Ltd.	43	311
Nisshin Seifun Group, Inc.	49,084	646,310
Nitto Denko Corp.	19,683	771,213
NKSJ Holdings, Inc. †	360	2,256
Nomura Holdings, Inc.	13	63
Nomura Real Estate Holdings, Inc.	3,300	46,870
Nomura Real Estate Office Fund, Inc. REIT	10	55,485
NTT Data Corp.	281	888,283
NTT DoCoMo, Inc. (a)	320	534,447

	SHARES	VALUE (Note 3)
Japan - 18.5% (continued)
OJI Paper Co. Ltd. (a)	211,000	$934,406
Okinawa Electric Power Co., Inc.	7	326
Omron Corp.	14,937	341,501
ORIX Corp.	3,669	280,818
Osaka Gas Co. Ltd.	237,802	857,656
Point, Inc.	1	45
Promise Co. Ltd.	64,583	485,053
Rengo Co. Ltd.	299	1,930
Resona Holdings, Inc.	70	629
Sankyo Co. Ltd.	24	1,271
Sapporo Hokuyo Holdings, Inc.	55,600	257,299
SBI Holdings, Inc.	600	75,231
Secom Co. Ltd.	2,273	102,661
Sega Sammy Holdings, Inc.	38,000	580,466
Seino Holdings Corp.	111,837	678,526
Sekisui Chemical Co. Ltd.	70,000	424,454
Sekisui House Ltd.	19,000	170,993
Seven & I Holdings Co. Ltd.	22,639	530,911
Shimamura Co. Ltd.	4,600	427,716
Shimizu Corp.	86,000	319,396
Shinko Electric Industries Co. Ltd.	88	975
Showa Shell Sekiyu KK	53,500	409,222
Softbank Corp.	31,700	1,037,240
Sojitz Corp.	343,262	617,089
Sony Corp.	71,471	2,206,428
Stanley Electric Co. Ltd.	43	686
Sumitomo Bakelite Co. Ltd.	263	1,329
Sumitomo Corp.	94,700	1,221,170
Sumitomo Electric Industries Ltd.	10	122
Sumitomo Heavy Industries Ltd.	225,000	1,161,196
Sumitomo Metal Mining Co. Ltd.	179	2,739
Sumitomo Mitsui Financial Group, Inc.	22,036	642,171
Sumitomo Realty & Development Co. Ltd.	13,261	274,472
Sumitomo Trust & Banking Co. Ltd.	27,075	135,668
Taisei Corp.	30,000	62,055
Takeda Pharmaceutical Co. Ltd.	54,981	2,527,631
TDK Corp.	4	223
Toho Co. Ltd.	4,000	64,332
Toho Gas Co. Ltd.	94,627	468,559
Tokai Rika Co. Ltd.	37,899	642,036
Tokio Marine Holdings, Inc.	29,300	790,296
Tokuyama Corp.	340	1,729
Tokyo Gas Co. Ltd.	241,071	1,096,388
Tokyo Steel Manufacturing Co. Ltd.	13,945	164,426
Tokyo Tatemono Co. Ltd.	14,000	53,734
Tokyu Land Corp.	26,483	109,736
Toshiba Corp.	21,341	103,205
Tosoh Corp.	236,000	637,246
Toyo Seikan Kaisha Ltd.	20	360
Toyo Suisan Kaisha Ltd.	3,370	69,466
Toyota Auto Body Co. Ltd.	19,457	297,016
Toyota Motor Corp. (a)	68,753	2,464,154
Toyota Tsusho Corp.	10	147
USS Co. Ltd.	16,584	1,240,529
West Japan Railway Co.	82	294,452
Yamada Denki Co. Ltd.	23,820	1,479,243
Yamaguchi Financial Group, Inc.	652	6,148
Yamaha Corp.	37,300	433,078
Yamaha Motor Co. Ltd. †	35,500	534,316
Yamatake Corp.	4,437	111,223
Yamato Holdings Co. Ltd.	24,460	296,606

See notes to Schedule of Investments.
12

Schedule of Investments	September 30, 2010 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
Japan - 18.5% (continued)
Yamato Kogyo Co. Ltd.	37	$897
Yokogawa Electric Corp.	11	75

		82,139,899

Jersey, Channel Islands - 0.1%
Randgold Resources Ltd.	3,434	347,225

Luxembourg - 0.2%
SES SA FDR	33,525	807,040

Macau - 0.0%(c)
Sands China Ltd. †	72,000	129,187

Netherlands - 4.3%
Corio NV REIT	2,174	148,692
ING Groep NV CVA †	65,175	675,906
Koninklijke Ahold NV	129,789	1,751,736
Koninklijke Boskalis Westminster NV	23,851	1,002,616
Koninklijke DSM NV	69,316	3,557,055
Koninklijke Philips Electronics NV	78,133	2,458,453
Royal Dutch Shell PLC A Shares	134,779	4,061,537
Royal Dutch Shell PLC B Shares	119,649	3,495,600
Unilever NV CVA	59,667	1,786,785

		18,938,380

Singapore - 1.5%
Ascendas Real Estate Investment Trust REIT	49,637	82,774
CapitaMall Trust REIT	71,994	117,773
CapitaMalls Asia Ltd.	47,000	77,232
ComfortDelgro Corp. Ltd.	59,002	68,129
DBS Group Holdings Ltd.	38,128	407,914
Fraser and Neave Ltd.	144,000	711,357
Golden Agri-Resources Ltd.	755,000	327,359
Haw Par Corp. Ltd.	1,960	8,597
Jardine Cycle & Carriage Ltd.	13,066	390,870
Keppel Corp. Ltd.	75,571	515,904
Neptune Orient Lines Ltd. †(a)	231,000	347,728
Oversea-Chinese Banking Corp. Ltd.	122,479	823,450
Pacific Century Regional Developments Ltd.	410	61
SembCorp Industries Ltd.	32,017	106,114
SembCorp Marine Ltd.	178,000	531,885
Singapore Exchange Ltd.	29,472	202,098
Singapore Technologies Engineering Ltd.	63,265	161,515
Singapore Telecommunications Ltd.	304,524	726,772
StarHub Ltd.	1,988	3,904
United Overseas Bank Ltd.	79,097	1,100,047
UOL Group Ltd.	18,000	63,322

		6,774,805

Spain - 3.9%
Banco Bilbao Vizcaya Argentaria SA	152,295	2,060,876
Banco Santander SA	491,960	6,243,950
Endesa SA	56,918	1,527,801
Inditex SA	46,833	3,723,031
Repsol YPF SA	64,158	1,653,945
Telefonica SA	85,076	2,111,681

		17,321,284

	SHARES	VALUE (Note 3)
Sweden - 2.9%
Atlas Copco AB A Shares	60,042	$1,161,251
Boliden AB	59,709	906,242
Investor AB B Shares	19,364	394,259
Nordea Bank AB	13,890	145,127
Scania AB B Shares	102,367	2,264,999
Tele2 AB B Shares	241,035	5,057,264
Telefonaktiebolaget LM Ericsson B Shares	84,218	923,614
Volvo AB B Shares †	136,146	2,006,175

		12,858,931

Switzerland - 7.8%
ABB Ltd. †	198,004	4,180,850
Clariant AG †	79,561	1,164,490
Compagnie Financiere Richemont SA, Class A	48,078	2,319,709
Credit Suisse Group AG	2,859	121,803
Nestle SA	200,096	10,666,606
Novartis AG	142,166	8,182,782
Roche Holding AG	31,146	4,255,542
Schindler Holding AG	7,196	772,489
Sulzer AG	12,242	1,421,522
UBS AG †	23,871	406,421
Xstrata PLC	54,737	1,048,504

		34,540,718

United Kingdom - 16.7%
Anglo American PLC	4,286	170,130
AstraZeneca PLC	79,641	4,042,616
Autonomy Corp. PLC †	8,137	231,877
Aviva PLC	51,164	320,721
Barclays PLC	494,824	2,325,817
BHP Billiton PLC	85,688	2,732,802
BP PLC	720,514	4,929,809
British American Tobacco PLC	50,529	1,887,044
British Land Co. PLC REIT	29,205	213,560
British Sky Broadcasting Group PLC	44,987	499,952
BT Group PLC	975,377	2,143,117
Burberry Group PLC	53,720	879,248
Cairn Energy PLC †	51,882	370,251
Centrica PLC	911,245	4,632,503
Daily Mail & General Trust PLC	107,987	893,573
Dixons Retail PLC †	1,033,414	418,346
easyJet PLC †	100,480	583,393
GlaxoSmithKline PLC	177,478	3,500,735
HSBC Holdings PLC	474,245	4,797,446
IMI PLC	114,351	1,382,928
Imperial Tobacco Group PLC	26,319	785,114
Investec PLC	250,334	2,000,676
ITV PLC †	1,493,959	1,402,153
Kesa Electricals PLC	224,210	516,172
Kingfisher PLC	535,968	1,975,026
Land Securities Group PLC REIT	24,126	242,767
Legal & General Group PLC	1,469,692	2,390,510
Lloyds Banking Group PLC †	2,170,453	2,518,069
Marks & Spencer Group PLC	35,691	218,009
Mondi PLC	342,387	2,769,268
Next PLC	29,897	1,042,229
Old Mutual PLC	255,523	557,665
Pearson PLC	33,411	518,105
Persimmon PLC †	61,445	386,227

See notes to Schedule of Investments.
13

Schedule of Investments	September 30, 2010 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
United Kingdom - 16.7% (continued)
Reed Elsevier PLC	45,629	$385,838
Rentokil Initial PLC †	221,159	357,981
Rio Tinto PLC	56,409	3,304,634
Rolls-Royce Group PLC †	83,181	790,001
Royal Bank of Scotland Group PLC †	635,088	471,078
Sage Group PLC	52,073	226,234
Segro PLC REIT	49,428	212,366
Stagecoach Group PLC	159,886	458,572
Standard Chartered PLC	10,629	305,207
Tate & Lyle PLC	291,533	2,139,180
Tesco PLC	238,989	1,594,201
Tullow Oil PLC	33,850	677,612
Unilever PLC	51,887	1,501,784
Vodafone Group PLC	2,049,690	5,057,318
WH Smith PLC	82,585	587,831
Wolseley PLC †	56,064	1,409,578

		73,757,273

TOTAL COMMON STOCKS
(Cost $350,532,958)		385,851,194

PREFERRED STOCK - 0.2%
Germany - 0.2%
Volkwagen AG	6,683	806,186

(Cost $603,184)

RIGHTS - 0.0%(c)
France - 0.0%(c)
Compagnie Generale des Etablissements Michelin, expires 10/13/10 † (Cost $—)	16,412	45,821

MONEY MARKET FUNDS - 7.5%
Dreyfus Institutional Cash Advantage Fund, 0.001%(d)	2,477	2,477
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.162%(d)(e)	33,124,142	33,124,142

TOTAL MONEY MARKET FUNDS
(Cost $33,126,619; includes $9,764,229 of cash collateral received forsecurities on loan)		33,126,619

TOTAL INVESTMENTS - 94.8%
(Cost $384,262,761)		419,829,820

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.2% (f)		23,030,693

NET ASSETS - 100.0%		$442,860,513

		% OF NET
SECTOR	VALUE	ASSETS
Consumer Discretionary	$54,174,015	12.2%
Consumer Staples	31,799,288	7.2
Energy	30,553,322	6.9
Financials	81,294,029	18.4
Health Care	33,879,669	7.6
Industrials	59,616,432	13.5
Information Technology	13,908,742	3.1
Materials	42,538,951	9.6
Telecommunication Services	24,429,893	5.5
Utilities	14,508,860	3.3
Money Market Funds	33,126,619	7.5

Total Investments	419,829,820	94.8

Other Assets in Excess of Liabilities	23,030,693	5.2

Net Assets	$442,860,513	100.0%

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $9,027,223; cash collateral of $9,764,229 was received with which the Fund purchased a money market fund.
(b)	Security fair valued at September 30, 2010.
(c)	Represents less than 0.05 percent of net assets.
(d)	Represents annualized seven-day yield as of September 30, 2010.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation(depreciation) on futures contracts and forward foreign currency exchange contracts.

All securities are Level 2, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA	-	Dutch Certificate of Shares
FDR	-	Fiduciary Depositary Receipt
REIT	-	Real Estate Investment Trust

See notes to Schedule of Investments.
14

Schedule of Investments	September 30, 2010 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Open futures contracts outstanding at September 30, 2010:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2010	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
318	Amsterdam Index	October 15, 2010	$29,201,905	$28,980,377	$(221,528)
866	CAC40 10 Euro	October 15, 2010	44,438,888	43,799,314	(639,574)
151	DAX Index	December 17, 2010	32,226,707	32,117,863	(108,844)
248	FTSE 100 Index Futures	December 17, 2010	21,569,908	21,542,003	(27,905)
163	FTSE/MIB Index	December 17, 2010	23,099,174	22,666,506	(432,668)
74	IBEX 35 Index	October 15, 2010	10,801,971	10,530,411	(271,560)
13	SGX MSCI Singapore Index Futures	October 28, 2010	720,913	719,245	(1,668)

					(1,703,747)

Short Contracts:
62	Hang Seng Index	October 28, 2010	(8,901,585)	(8,921,012)	(19,427)
731	OMXS30 Index	October 15, 2010	(11,741,523)	(11,785,949)	(44,426)
283	SPI 200	December 16, 2010	(31,851,434)	(31,456,370)	395,064
491	Swiss Market Index	December 17, 2010	(32,244,458)	(31,459,177)	785,281
285	TOPIX Index	December 9, 2010	(28,382,145)	(28,216,639)	165,506

					1,281,998

					$(421,749)

Cash held as collateral with broker for futures contracts was $15,407,976 at September 30, 2010.

Forward foreign currency exchange contracts outstanding as of September 30, 2010:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2010	UNREALIZED APPRECIATION
Australian Dollar, Expiring 12/15/10	The Royal Bank of Scotland	AUD	70,289,100	$64,025,918	$67,325,009	$3,299,091
Swiss Franc, Expiring 12/15/10	The Royal Bank of Scotland	CHF	19,338,000	19,331,309	19,692,666	361,357
Danish Krone, Expiring 12/15/10	The Royal Bank of Scotland	DKK	5,213,000	952,331	953,295	964
Euro, Expiring 12/15/10	The Royal Bank of Scotland	EUR	709,000	963,650	966,034	2,384
British Pound, Expiring 12/15/10	The Royal Bank of Scotland	GBP	5,240,000	8,167,465	8,227,219	59,754
Hong Kong Dollar, Expiring 12/15/10	The Royal Bank of Scotland	HKD	17,540,000	2,258,926	2,261,624	2,698
Israeli Shekel, Expiring 12/15/10	The Royal Bank of Scotland	ILS	13,769,000	3,633,435	3,774,997	141,562
Japanese Yen, Expiring 12/15/10	The Royal Bank of Scotland	JPY	233,291,000	2,772,057	2,796,773	24,716
Norwegian Krone, Expiring 12/15/10	The Royal Bank of Scotland	NOK	373,624,000	60,231,405	63,280,554	3,049,149
Swedish Krona, Expiring 12/15/10	The Royal Bank of Scotland	SEK	539,620,000	74,527,177	79,897,907	5,370,730
Singapore Dollar, Expiring 12/15/10	The Royal Bank of Scotland	SGD	1,638,300	1,216,508	1,245,723	29,215
				238,080,181	250,421,801	12,341,620

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2010	UNREALIZED (DEPRECIATION)
Australian Dollar, Expiring 12/15/10	The Royal Bank of Scotland	AUD	(2,420,000)	$(2,228,283)	$(2,317,949)	$(89,666)
Swiss Franc, Expiring 12/15/10	The Royal Bank of Scotland	CHF	(38,231,800)	(37,930,124)	(38,932,985)	(1,002,861)
Danish Krone, Expiring 12/15/10	The Royal Bank of Scotland	DKK	(16,580,000)	(2,853,265)	(3,031,966)	(178,701)

See notes to Schedule of Investments.
15

Schedule of Investments	September 30, 2010 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

SALES CONTRACTS (continued)	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2010	UNREALIZED (DEPRECIATION)
Euro, Expiring 12/15/10	The Royal Bank of Scotland	EUR	(57,222,600)	$(73,190,453)	$(77,967,509)	$(4,777,056)
British Pound, Expiring 12/15/10	The Royal Bank of Scotland	GBP	(12,608,700)	(19,450,966)	(19,796,668)	(345,702)
Hong Kong Dollar, Expiring 12/15/10	The Royal Bank of Scotland	HKD	(2,638,000)	(339,454)	(340,146)	(692)
Israeli Shekel, Expiring 12/15/10	The Royal Bank of Scotland	ILS	(469,000)	(123,730)	(128,584)	(4,854)
Japanese Yen, Expiring 12/15/10	The Royal Bank of Scotland	JPY	(2,551,126,200)	(30,178,064)	(30,583,786)	(405,722)
Norwegian Krone, Expiring 12/15/10	The Royal Bank of Scotland	NOK	(132,457,000)	(21,679,577)	(22,434,191)	(754,614)
Swedish Krona, Expiring 12/15/10	The Royal Bank of Scotland	SEK	(2,342,000)	(317,159)	(346,764)	(29,605)
Singapore Dollar, Expiring 12/15/10	The Royal Bank of Scotland	SGD	(707,000)	(524,918)	(537,585)	(12,667)
				(188,815,993)	(196,418,133)	(7,602,140)
				$49,264,188	$54,003,668	$4,739,480

Cash is pledged as collateral to the broker for forward foreign exchange contracts in the amount of $1,116,200.

AUD	—	Australian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

See notes to Schedule of Investments.
16

Schedule of Investments	September 30, 2010 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
LONG INVESTMENTS - 115.2%
COMMON STOCKS - 41.7%
Consumer Discretionary - 7.8%
Alloy, Inc.†(a)	320,578	$3,112,813
AutoChina International Ltd. (China)†	59,429	1,451,553
Burger King Holdings, Inc.	263,295	6,287,485
Cablevision Systems Corp., Class A(a)	69,766	1,827,172
Carnival Corp.	213,610	8,162,038
CBS Corp., Class A(a)	9,650	153,435
China Intelligent Lighting and Electronics, Inc. (China)†	202,217	501,498
China Networks International Holdings Ltd.(3)†(b)	432,416	82,159
Comcast Corp., Class A(a)	1,129,128	19,206,467
Discovery Communications, Inc., Class C†(a)	480,733	18,359,193
Emmis Communications Corp., Class A†	578,313	451,084
Landry’s Restaurants, Inc.†	2,209	54,099
Lennar Corp., Class B	204,766	2,522,717
Madison Square Garden, Inc., Class A†(a)	95,148	2,005,720
News Corp., Class A(a)	720,732	9,412,760
Playboy Enterprises, Inc., Class B†	282,949	1,454,358
VCG Holding Corp.†	34,604	63,671
Viacom, Inc., Class B	71,249	2,578,501

		77,686,723

Consumer Staples - 2.2%
Casey’s General Stores, Inc.	35,486	1,481,540
Cellu Tissue Holdings, Inc.†	148,678	1,773,729
Celsius Holdings, Inc.†(a)	209,422	286,908
Central Garden and Pet Co.†	127,195	1,313,924
China New Borun Corp. ADR (China)†	8,352	96,883
Coca-Cola Enterprises, Inc.	143,665	4,453,615
Embotelladora Andina SA, Class A ADR (Chile)	10,000	239,500
Green Mountain Coffee Roasters, Inc.†	13,713	427,708
HQ Sustainable Maritime Industries, Inc.†	124,568	374,950
Molson Coors Brewing Co., Class B	3,826	180,664
NBTY, Inc.†	189,563	10,422,174
SkyPeople Fruit Juice, Inc. (China)†	301,270	1,409,944

		22,461,539

Energy - 3.2%
American Oil & Gas, Inc.†(a)	100,884	817,160
Baker Hughes, Inc.	400	17,040
Knightsbridge Tankers Ltd. (Bermuda)	44,670	844,263
Mariner Energy, Inc.†	521,591	12,638,150
McDermott International, Inc.†	138,907	2,053,045
Omega Navigation Enterprises, Inc., Class A (Greece)†	277,248	329,925
Omni Energy Services Corp.†	286,409	781,897
Petrobank Energy & Resources Ltd. (Canada)†(c)	15,530	631,524
QEP Resources, Inc.	68,934	2,077,671
Royal Dutch Shell plc, Class B ADR (Netherlands)	139,652	8,210,141
Scorpio Tankers, Inc. (Monaco)†	54,000	609,660

	SHARES	VALUE (Note 3)
Energy - 3.2% (continued)
Storm Resources Ltd. (Canada)†	9,786	$40,422
UTS Energy Corp. (Canada)†	410,269	1,435,483
World Fuel Services Corp.	41,072	1,068,283

		31,554,664

Financials - 5.3%
57th Street General Acquisition Corp.†	292,050	2,821,203
Alexandria Real Estate Equities, Inc. REIT	21,956	1,536,920
American Capital Agency Corp. REIT	59,762	1,587,876
American Physicians Capital, Inc.(a)	33,984	1,408,977
AmeriCredit Corp.†	243,167	5,947,865
Associated Estates Realty Corp. REIT	88,518	1,237,482
Cardtronics, Inc.†(a)	43,014	663,706
CBOE Holdings, Inc.	11,600	232,464
Central Jersey Bancorp/Long Branch NJ†(a)	247,207	1,836,748
Chatham Lodging Trust REIT†	1,425	26,519
CommonWealth REIT	56,495	1,446,272
CreXus Investment Corp. REIT	8,172	98,309
Cypress Sharpridge Investments, Inc. REIT	127,158	1,697,559
Edgewater Exploration Ltd. (Canada)†(c)	500,000	563,709
Endeavour Mining Corp. (Cayman Islands)†	54,057	145,532
Evercore Partners, Inc., Class A	47,961	1,372,164
First American Financial Corp.	47,677	712,294
First Chester County Corp.	65,556	327,124
First of Long Island Corp.	4,495	112,285
General Growth Properties, Inc. REIT	169,700	2,647,320
GLG Partners, Inc.†	429,593	1,933,168
Golub Capital BDC, Inc.	19,950	305,235
GSME Acquisition Partners I (China)†	56,004	568,441
Hatteras Financial Corp. REIT	56,914	1,620,342
Health Care REIT, Inc.	32,014	1,515,543
Helikos SE (Luxembourg)(2)†(b)	72,000	922,078
IFM Investments Ltd. ADR (China)†	21,000	126,000
Janus Capital Group, Inc.	2,500	27,375
Loews Corp.	7,700	291,830
LSB Corp.	70,130	1,465,717
NewAlliance Bancshares, Inc.	627,501	7,919,063
NYMAGIC, Inc.	21,739	558,040
Patriot National Bancorp ADR(3)†(b)	50,000	50,000
PMA Capital Corp., Class A†	548,666	4,136,942
Smithtown Bancorp, Inc.†	344,750	1,316,945
South Financial Group, Inc.†	908,354	257,972
Tejon Ranch Co.†	7,064	153,077
Wainwright Bank & Trust Co.	171,754	3,249,586
Winthrop Realty Trust REIT	5,600	69,216

		52,908,898

Health Care - 5.3%
Abraxis BioScience, Inc.†(a)	97,502	7,540,805
ADAM, Inc.†(a)	131,600	834,344
Adcare Health Systems, Inc.†(a)	54,935	189,526
CareFusion Corp.†	34,048	845,752
Cormedix, Inc.†(a)	150,800	236,756
CryoPort, Inc.†	571,429	434,286
Cypress Bioscience, Inc.†(a)	699,049	2,691,339
DynaVox, Inc., Class A†	34,800	282,576

See notes to Schedule of Investments.
17

Schedule of Investments	September 30, 2010 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)

Health Care - 5.3% (continued)
Genzyme Corp.†	55,800	$3,950,082
Health Grades, Inc.†	314,207	2,573,355
Indevus Pharmaceuticals, Inc.(3)†(b)	6,006	4,535
Mylan, Inc.†	6,450	121,324
Nighthawk Radiology Holdings, Inc.†	125,771	802,419
NPS Pharmaceuticals, Inc.†	128,903	881,697
Osteotech, Inc.†	411,798	2,660,215
OTIX Global, Inc.†	105,615	1,091,003
Prospect Medical Holdings, Inc.†	3,410	28,985
Psychiatric Solutions, Inc.†	212,647	7,134,307
ReGeneRx Biopharmaceuticals, Inc.†	432,121	132,445
Res-Care, Inc.†	156,467	2,076,317
Tengion, Inc.†	26,320	83,171
Valeant Pharmaceuticals International, Inc. (Canada)	348,304	8,725,015
Vical, Inc.†	462,949	1,032,376
WuXi PharmaTech Cayman, Inc. ADR (China)†	440,212	7,554,038
Zymogenetics, Inc.†	63,974	623,746

		52,530,414

Industrials - 3.9%
AirTran Holdings, Inc.†	143,976	1,058,224
Allied Defense Group, Inc.†	190,011	457,926
ATC Technology Corp.†(a)	276,984	6,852,584
Babcock & Wilcox Co.†(a)	81,251	1,729,021
Baltic Trading Ltd.	40,500	445,905
Bowne & Co., Inc.(a)	683,416	7,743,103
CBIZ, Inc.†	181,519	1,076,408
China Electric Motor, Inc. (China)†	2,400	10,800
DigitalGlobe, Inc.†	40,425	1,228,920
Dollar Thrifty Automotive Group, Inc.†	116,340	5,833,288
Douglas Dynamics, Inc.	15,722	194,167
ExpressJet Holdings, Inc.†	373,531	2,491,452
Hardinge, Inc.	74,385	569,789
Hubbell, Inc., Class A	2,194	106,277
Portec Rail Products, Inc.	116,488	1,353,591
RCM Technologies, Inc.†	231,623	1,167,380
Rush Enterprises, Inc., Class B†	1,000	13,750
Towers Watson & Co., Class A	25,504	1,254,287
UAL Corp.†	107,299	2,535,475
Verisk Analytics, Inc., Class A†	62,199	1,742,194
Wabash National Corp.†	155,111	1,254,848

		39,119,389

Information Technology - 6.1%
ADC Telecommunications, Inc.†	431,101	5,462,050
ArcSight, Inc.†	49,200	2,143,152
AutoNavi Holdings Ltd. ADR (China)†	6,960	121,800
CoreLogic, Inc.(a)	47,677	913,491
CPI International, Inc.†(a)	275,090	3,851,260
Diamond Management & Technology Consultants, Inc.	332,833	4,160,413
DivX, Inc.†	119,962	1,143,238
Entropic Communications, Inc.†	153,629	1,474,838
GigOptix, Inc.†	435,070	1,109,429
Hewitt Associates, Inc., Class A†(a)	141,312	7,126,364
Intel Corp.	9,120	175,378
Internet Brands, Inc., Class A†	154,497	2,051,720

	SHARES	VALUE (Note 3)

Information Technology - 6.1% (continued)
Keithley Instruments, Inc.	98,496	$2,118,649
L-1 Identity Solutions, Inc.†	264,411	3,101,541
McAfee, Inc.†	121,356	5,735,285
Molex, Inc., Class A(a)	431,278	7,538,739
NaviSite, Inc.†	454,210	1,521,603
Netezza Corp.†	9,900	266,805
Novell, Inc.†	189,339	1,130,354
NU Horizons Electronics Corp.†	69,621	483,866
Occam Networks, Inc.†	235,044	1,840,395
Phoenix Technologies Ltd.†	460,279	1,795,088
Radiant Systems, Inc.†	5,365	91,741
RAE Systems, Inc.†	444,040	697,143
Salary.com, Inc.†	410	1,667
SS&C Technologies Holdings, Inc.†	32,400	511,920
Tessco Technologies, Inc.	56,321	848,757
Unica Corp.†	164,528	3,451,797

		60,868,483

Materials - 5.0%
Airgas, Inc.	16,500	1,121,175
Andean Resources Ltd. (Australia)†	1,211,862	7,361,393
AuEx Ventures, Inc.†(c)	309,746	1,652,741
BHP Billiton PLC ADR (United Kingdom)	165,280	10,564,698
CF Industries Holdings, Inc.	1	96
Gold Resource Corp.	72,500	1,355,025
Golden Minerals Co.†	7,156	111,133
Graham Packaging Co., Inc.†	10,750	127,065
Kinross Gold Corp. (Canada)	610,944	11,460,023
Kraton Performance Polymers, Inc.†	60,583	1,644,828
Metals USA Holdings Corp.†	61,600	799,568
Pactiv Corp.†	223,000	7,354,540
Potash Corp of Saskatchewan, Inc. (Canada)	13,800	1,987,752
Terrane Metals Corp. (Canada)†	2,596,697	3,735,165
TriStar Gold, Inc. (Canada)†	280,150	74,877

		49,350,079

Telecommunication Services - 1.0%
Qwest Communications International, Inc.	1,462,143	9,167,637
Telephone & Data Systems, Inc. Special Shares	20,930	593,365

		9,761,002

Utilities - 1.9%
Allegheny Energy, Inc.	421,534	10,336,014
China Hydroelectric Corp. ADR (China)†(a)	24,500	143,570
Consolidated Edison, Inc.	31,007	1,495,158
Dynegy, Inc.†	584,644	2,847,216
Maine & Maritimes Corp.	15,675	703,807
Mirant Corp.†	19,411	193,334
Questar Corp.	68,934	1,208,413
UIL Holdings Corp.	56,009	1,577,213

		18,504,725

TOTAL COMMON STOCKS
(Cost $398,386,114)		414,745,916

See notes to Schedule of Investments.
18

Schedule of Investments	September 30, 2010 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*		SHARES	VALUE (Note 3)
CONVERTIBLE PREFERRED STOCKS - 2.9%
Consumer Discretionary - 0.1%
Beazer Homes USA, Inc., $25.00 par, 7.250%(2)†(a)	NR		52,875	$1,031,063

Consumer Staples - 0.6%
Bunge Ltd., Perpetual (Bermuda), $100.00 par, 4.875%(2)(a)	Ba1		15,000	1,335,000
Universal Corp., Perpetual, $1,000.00 par, 6.750%(2)	BB	**	5,000	4,820,000

				6,155,000

Energy - 0.1%
Superior Well Services, Inc., Perpetual, Series A, $1,000.00 par, 4.000%(2)	NR		1,169	1,075,480
Whiting Petroleum Corp., Perpetual, $100.00 par, 6.250%(2)(a)	B	**	1,144	264,378

				1,339,858

Financials - 1.1%
Boston Private Capital Trust I, $50.00 par, 4.875%(2)(a)	NR		3,750	108,281
Dole Food Automatic Common Exchange 144A, $12.50 par, 7.000%(2)†(a)(c)	NR		3,750	35,684
MF Global Holdings Ltd., Perpetual, $100.00 par, 9.750%(2)†(a)	NR		19,550	2,194,488
SLM Corp., Perpetual, Series A, $50.00 par, 6.970%(2)†	Ba3		12,500	499,750
SLM Corp., Series C, $1,000.00 par, 7.250%(2)(a)	Ba3		1,125	675,000
Sovereign Capital Trust IV, $50.00 par, 4.375%(2)(a)	Baa3		171,563	6,133,377
UBS AG (Switzerland), $100.00 par, 6.750%(2)†	NR		21,500	591,572
Wells Fargo & Co., Perpetual, Series L, $1,000.00 par, 7.500%(2)(a)	Ba1		500	503,000

				10,741,152

Health Care - 0.5%
Mylan, Inc., $1,000.00 par, 6.500%	B	**	4,275	4,758,075

Industrials - 0.2%
Kansas City Southern, Perpetual, $1,000.00 par, 5.125%(2)(a)	B-	**	1,275	1,593,750

Utilities - 0.3%
PPL Corp., $50.00 par, 9.500%(2)	NR		58,300	3,326,598

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $28,493,464)				28,945,496

See notes to Schedule of Investments.
19

Schedule of Investments	September 30, 2010 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
CORPORATE BONDS - 14.1%
Consumer Discretionary - 3.1%
American Airlines Pass Through Trust, Series 2001-1, Class A-2(2)	B2	6.817%	05/23/11	$1,530	$1,560,600
American Airlines Pass Through Trust, Series 2001-2, Class A-2(2)	Ba1	7.858%	10/01/11	925	968,937
AmeriQual Group LLC and AmeriQual Finance Corp. 144A(2)(c)	Caa1	9.500%	04/01/12	1,865	1,827,700
Ames True Temper, Inc.(2)	Caa2	10.000%	07/15/12	2,840	2,832,900
Ames True Temper, Inc.(2)(a)(d)	B3	4.526%	01/15/12	1,170	1,167,075
Brookstone Co., Inc.(2)(a)	Caa3	12.000%	10/15/12	660	567,600
China Networks International Holdings Ltd.(2)	NR	10.000%	04/30/16	750	750,000
Delta Air Lines Pass Through Trust, Series 2000-1, Class B(2)	WR	7.920%	11/18/10	1,225	1,232,963
Delta Air Lines Pass Through Trust, Series 2001-1, Class B(2)	WR	7.711%	09/18/11	1,890	1,937,250
Denny’s Holdings, Inc.(2)(a)	Caa1	10.000%	10/01/12	1,260	1,264,725
Dollar General Corp.(2)	B3	10.625%	07/15/15	3,650	4,024,125
GameStop Corp./GameStop, Inc.(2)(a)	Ba1	8.000%	10/01/12	1,840	1,883,700
Pegasus Solutions, Inc. 144A(2)(c)(e)	NR	13.000%	04/15/14	1,940	1,552,000
Sally Holdings LLC/Sally Capital, Inc.(2)	B3	9.250%	11/15/14	5,500	5,788,750
SouthPeak Interactive Corp.(3)(b)	NR	10.000%	07/19/13	2,500	1,583,593
Team Finance LLC/Health Finance Corp.(2)(a)	B3	11.250%	12/01/13	717	742,095
Valassis Communications, Inc.(2)	Ba3	8.250%	03/01/15	824	865,200

					30,549,213

Consumer Staples - 0.5%
Great Atlantic & Pacific Tea Co. 144A(2)(c)	Caa1	11.375%	08/01/15	3,555	2,737,350
North Atlantic Trading Co. 144A(2)(c)	NR	10.000%	03/01/12	1,940	1,746,000

					4,483,350

Energy - 1.9%
Energy XXI Gulf Coast, Inc.(2)	Caa1	16.000%	06/15/14	2,291	2,600,171
Harvest Operations Corp. (Canada)(2)(a)	Ba1	7.875%	10/15/11	1,225	1,229,288
Interoil ASA (Norway)(2)	NR	15.000%	03/14/14	6,500	1,120,710
Mariner Energy, Inc.(2)	B3	8.000%	05/15/17	3,000	3,300,000
Mariner Energy, Inc.(2)(a)	B3	7.500%	04/15/13	345	357,506
Mariner Energy, Inc.(2)	B3	11.750%	06/30/16	1,500	1,886,250
RDS Ultra-Deepwater Ltd. 144A (Cayman Islands)(2)(c)	B3	11.875%	03/15/17	845	883,025
Sevan Marine ASA 144A (Norway)(2)(c)	NR	12.000%	08/10/15	1,000	1,045,000
SKDP 1 Ltd. (Cyprus)(2)	NR	12.000%	05/19/17	5,500	5,940,000

					18,361,950

Financials - 3.1%
Ally Financial, Inc.(2)	B3	6.000%	12/15/11	810	827,213
Ally Financial, Inc.(2)(a)	B3	7.250%	03/02/11	775	787,386
American General Finance Corp., Series A(2)(a)	B3	4.625%	06/22/11	4,875	6,404,666
Bankrate, Inc. 144A(2)(c)	B2	11.750%	07/15/15	1,655	1,770,850
Centro NP LLC(2)(a)	Caa2	4.500%	02/01/11	3,475	3,353,375
Ford Motor Credit Co. LLC(2)(a)	Ba3	7.375%	02/01/11	1,505	1,532,877
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(2)	Ba3	8.000%	01/15/18	2,055	2,065,275
Landry’s Holdings, Inc. 144A(2)(c)	Caa1	11.500%	06/01/14	1,545	1,436,850

See notes to Schedule of Investments.
20

Schedule of Investments	September 30, 2010 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Financials - 3.1% (continued)
Offshore Group Investments Ltd. 144A (Cayman Islands)(2)(c)	B3	11.500%	08/01/15	$1,950	$2,047,500
Rare Restaurant Group LLC/RRG Finance Corp. 144A(2)(c)	NR	9.250%	05/15/14	1,300	1,118,000
Regions Financial Corp.(2)	Ba1	7.000%	03/01/11	1,705	1,724,959
Rouse Co. LP(2)(a)(f)	C	7.200%	09/15/12	2,475	2,945,250
Rouse Co. LP/TRC Co-Issuer, Inc. 144A(2)(a)(c)(f)	C	6.750%	05/01/13	1,570	1,825,125
Royal Bank of Scotland Group plc (United Kingdom)(2)	Ba2	6.375%	02/01/11	1,705	1,729,659
Synovus Financial Corp.(2)	B3	5.125%	06/15/17	1,375	1,091,339
TMX Finance LLC/TitleMax Finance Corp. 144A(2)(c)	B2	13.250%	07/15/15	380	414,675

					31,074,999

Health Care - 1.7%
DaVita, Inc.(2)(a)	B2	7.250%	03/15/15	7,180	7,453,738
Merge Healthcare, Inc. 144A(2)(c)	B2	11.750%	05/01/15	1,930	1,973,425
Omnicare, Inc.(2)(a)	Ba2	6.125%	06/01/13	3,260	3,255,925
Psychiatric Solutions, Inc., Series 1(2)(a)	B3	7.750%	07/15/15	1,610	1,674,400
Rural/Metro Corp.(2)(a)	NR	12.750%	03/15/16	2,345	2,503,287
Tenet Healthcare Corp.(2)(a)	Caa1	6.375%	12/01/11	500	510,000

					17,370,775

Industrials - 0.7%
AMR Corp., Series B MTN(2)	CCC+**	10.400%	03/10/11	1,960	1,984,500
Continental Airlines, Inc., Series 2001- 1, Class C(2)(a)	NR	7.033%	06/15/11	2,598	2,585,150
Floatel Superior (Bahamas)(2)	NR	13.000%	09/02/15	1,100	1,155,000
Quality Distribution LLC/QD Capital Corp.(2)	B-**	10.000%	06/01/13	760	760,000

					6,484,650

Information Technology - 0.2%
Amkor Technology, Inc.(2)(a)	Ba3	9.250%	06/01/16	2,325	2,493,562

Materials - 1.0%
AEP Industries, Inc.(2)(a)	NR	7.875%	03/15/13	2,030	2,050,300
Appleton Papers, Inc. 144A(2)(c)	B1	10.500%	06/15/15	600	562,500
Appleton Papers, Inc. 144A(2)(c)	B3	11.250%	12/15/15	1,810	1,339,400
Kangaroo Resources Ltd.(2)	NR	10.000%	06/30/12	2,800	2,800,000
Sterling Chemicals, Inc.(2)	B2	10.250%	04/01/15	2,700	2,713,500

					9,465,700

Telecommunication Services - 1.1%
Affinion Group, Inc.(2)	B3	10.125%	10/15/13	1,930	1,978,250
Cleveland Unlimited, Inc.(2)(a)	NR	13.500%	12/15/10	1,830	1,811,700
CW Media Holdings, Inc. 144A (Canada)(2)(c)(e)	B1	13.500%	08/15/15	813	929,121
FiberTower Corp.(2)	NR	9.000%	01/01/16	3,949	3,477,158
MediMedia USA, Inc. 144A(2)(a)(c)	Caa2	11.375%	11/15/14	2,350	2,106,187
Morris Publishing Group LLC(2)	NR	10.000%	09/01/14	1,012	966,789

					11,269,205

Utilities - 0.8%
Mirant Americas Generation LLC(2)(a)	B3	8.300%	05/01/11	1,925	1,975,531

See notes to Schedule of Investments.
21

Schedule of Investments	September 30, 2010 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Utilities - 0.8% (continued)
Mirant North America LLC(2)(a)	B1	7.375%	12/31/13	$5,847	$6,022,410

					7,997,941

TOTAL CORPORATE BONDS
(Cost $138,546,349)					139,551,345

CONVERTIBLE BONDS - 46.2%
Consumer Discretionary - 7.9%
Coinstar, Inc.(2)(a)	BB+**	4.000%	09/01/14	2,150	2,789,625
DR Horton, Inc., Series DHI(2)(a)	Ba3	2.000%	05/15/14	7,781	8,539,648
Eastman Kodak Co. 144A(2)(a)(c)	NR	7.000%	04/01/17	7,000	6,448,750
Exide Technologies(2)(a)(d)	CCC+**	0.000%	09/18/13	650	466,375
Ford Motor Co.(2)(a)	B2	4.250%	12/15/36	2,500	3,709,375
Ford Motor Co.(2)(a)	B2	4.250%	11/15/16	4,500	6,716,250
Gaylord Entertainment Co. 144A(2)(a)(c)	NR	3.750%	10/01/14	4,875	6,361,875
Icahn Enterprises LP 144A(2)(a)(c)(d)	NR	4.000%	08/15/13	650	598,000
Jakks Pacific, Inc. 144A(2)(a)(c)	NR	4.500%	11/01/14	3,925	4,945,500
Lennar Corp. 144A(2)(c)	B3	2.000%	12/01/20	600	564,750
MGM Resorts International 144A(2)(a)(c)	Caa1	4.250%	04/15/15	5,000	4,606,250
Palm Harbor Homes, Inc.(2)(a)	NR	3.250%	05/15/24	70	46,200
Playboy Enterprises, Inc.(2)(a)	NR	3.000%	03/15/25	1,410	1,353,600
priceline.com, Inc. 144A(2)(a)(c)	NR	1.250%	03/15/15	7,675	10,198,156
Regis Corp.(2)	NR	5.000%	07/15/14	5,000	7,031,250
Saks, Inc. 144A(2)(c)	NR**	7.500%	12/01/13	800	1,415,000
Sonic Automotive, Inc.(2)(a)	B-**	5.000%	10/01/29	7,500	7,940,625
Stewart Enterprises, Inc.(2)(a)	Ba3	3.125%	07/15/14	25	23,344
Virgin Media, Inc.(2)(a)	B**	6.500%	11/15/16	3,000	4,417,500

					78,172,073

Consumer Staples - 3.1%
Alliance One International, Inc.(2)(a)	Caa1	5.500%	07/15/14	3,400	3,701,750
American Oriental Bioengineering, Inc. 144A(2)(a)(c)	NR	5.000%	07/15/15	1,000	720,000
Central European Distribution Corp.(2)	B-**	3.000%	03/15/13	2,000	1,810,000
Chiquita Brands International, Inc.(2)	B**	4.250%	08/15/16	5,000	4,718,750
Great Atlantic & Pacific Tea Co.(2)	Caa3	6.750%	12/15/12	65	36,075
Nash Finch Co.(2)(a)(g)	B3	1.631%	03/15/35	4,800	2,376,000
Rite Aid Corp.(2)(a)	Ca	8.500%	05/15/15	3,000	2,842,500
Spartan Stores, Inc.(2)(a)	NR	3.375%	05/15/27	475	428,687
Tyson Foods, Inc.(2)	BB+**	3.250%	10/15/13	4,425	5,215,969
Vector Group Ltd.(2)(a)(d)	NR	3.750%	11/15/14	6,504	8,723,490
Vector Group Ltd.(2)(a)(d)	NR	3.875%	06/15/26	425	505,750

					31,078,971

Energy - 3.3%
Bristow Group, Inc.(2)(a)	BB**	3.000%	06/15/38	1,000	902,500
Exterran Energy Corp.(2)(a)	B1	4.750%	01/15/14	1,150	1,104,000
Exterran Holdings, Inc.(2)(a)	BB**	4.250%	06/15/14	3,675	4,400,813
GMX Resources, Inc.(2)(a)	NR	4.500%	05/01/15	1,875	1,204,687
Goodrich Petroleum Corp.(2)	NR	3.250%	12/01/26	200	197,000
Goodrich Petroleum Corp.(2)(a)	NR	5.000%	10/01/29	1,000	910,000
Harvest Natural Resources, Inc.(2)	NR	8.250%	03/01/13	475	955,344
Harvest Operations Corp. (Canada)(2)	NR	7.500%	05/31/15	275	278,635
International Coal Group, Inc.(2)(a)	B-**	4.000%	04/01/17	3,500	4,042,500
International Coal Group, Inc.(2)(a)	B-**	9.000%	08/01/12	225	251,719
James River Coal Co. 144A(2)(a)(c)	CCC+**	4.500%	12/01/15	500	503,125

See notes to Schedule of Investments.
22

Schedule of Investments	September 30, 2010 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Energy - 3.3% (continued)
Newpark Resources, Inc.(2)	CCC+**	4.000%	10/01/17	$400	$422,500
Penn Virginia Corp.(2)	B**	4.500%	11/15/12	1,650	1,608,750
PetroBakken Energy Ltd., Reg S (Canada)(2)	NR	3.125%	02/08/16	700	672,875
Petrominerales Ltd., Series PMG (Bahamas)(2)(c)	NR	2.625%	08/25/16	1,900	1,844,330
Pioneer Natural Resources Co.(2)	BB+**	2.875%	01/15/38	750	939,375
Seadrill Ltd. (Bermuda)(2)	NR	3.625%	11/08/12	2,500	2,775,000
Transocean, Inc., Series A (Switzerland)(2)	Baa3	1.625%	12/15/37	7,300	7,245,250
Western Refining, Inc.(2)(a)	CCC+**	5.750%	06/15/14	3,500	2,883,125
Willbros Group, Inc. (Panama)(2)(a)	NR	2.750%	03/15/24	125	125,156

					33,266,684

Financials - 8.2%
American Equity Investment Life Holding Co. 144A(2)(a)(c)	NR	3.500%	09/15/15	200	207,000
American Equity Investment Life Holding Co. 144A(2)(c)	NR	5.250%	12/06/29	1,025	1,301,750
AmeriCredit Corp.(2)(a)	B-**	2.125%	09/15/13	6,773	6,739,135
AmeriCredit Corp.(2)(a)	B-**	0.750%	09/15/11	2,673	2,659,635
Annaly Capital Management, Inc.(2)(a)	NR	4.000%	02/15/15	6,775	7,469,437
BioMed Realty LP 144A(2)(a)(c)	NR	3.750%	01/15/30	375	429,844
Boston Properties LP(2)(a)	A-**	3.750%	05/15/36	3,000	3,311,250
CapitalSource, Inc.(2)(a)(g)	NR	4.000%	07/15/34	625	618,750
CNO Financial Group, Inc. 144A(2)(c)	Caa1	7.000%	12/30/16	3,635	4,602,819
CNO Financial Group, Inc., Series 144a 144A(2)(c)	NR	7.000%	12/30/16	2,365	2,994,681
Digital Realty Trust LP 144A(2)(a)(c)	NR	5.500%	04/15/29	1,250	1,918,750
Dollar Financial Corp.(2)(a)	NR	2.875%	06/30/27	150	135,937
GGP LP 144A(2)(c)(f)	NR	3.980%	04/15/27	2,065	2,199,225
GLG Partners, Inc. 144A(2)(c)	NR	5.000%	05/15/14	4,057	5,187,889
GLG Partners, Inc., Reg S(2)	NR	5.000%	05/15/14	2,618	3,347,767
Hilltop Holdings, Inc.(2)(a)	NR	7.500%	08/15/25	998	1,034,178
Host Hotels & Resorts LP 144A(2)(c)	BB+**	2.500%	10/15/29	1,650	2,006,813
Janus Capital Group, Inc.(2)	Baa3	3.250%	07/15/14	250	285,000
Jefferies Group, Inc.(2)(a)	Baa2	3.875%	11/01/29	100	100,625
Kilroy Realty LP 144A(2)(c)	NR	4.250%	11/15/14	775	853,469
KKR Financial Holdings LLC(2)	NR	7.000%	07/15/12	125	127,969
Leucadia National Corp.(2)(a)	B3	3.750%	04/15/14	250	298,750
Lexington Realty Trust 144A(2)(a)(c)	NR	6.000%	01/15/30	550	613,937
MF Global Holdings Ltd.(2)(a)	Baa2	9.000%	06/20/38	5,500	6,373,125
MGIC Investment Corp.(2)	CCC+**	5.000%	05/01/17	8,550	9,330,187
National Financial Partners Corp. 144A(2)(c)	CCC+**	4.000%	06/15/17	4,025	4,749,500
Penson Worldwide, Inc. 144A(2)(a)(c)	NR	8.000%	06/01/14	4,275	3,644,438
PMI Group, Inc.(2)	CCC+**	4.500%	04/15/20	2,850	2,440,313
ProLogis(2)	BBB-**	3.250%	03/15/15	100	98,000
Stewart Information Services Corp. 144A(2)(a)(c)	NR	6.000%	10/15/14	4,125	4,460,156
Vornado Realty Trust(2)(a)	Baa2	3.625%	11/15/26	1,780	1,815,600
World Acceptance Corp.(2)(a)	NR	3.000%	10/01/11	150	148,125

					81,504,054

Health Care - 2.5%
China Medical Technologies, Inc. (Cayman Islands)(2)	NR	3.500%	11/15/11	2,000	1,922,500
China Medical Technologies, Inc., Series CMT (Cayman Islands)(2)(a)	NR	4.000%	08/15/13	250	208,125
Enzon Pharmaceuticals, Inc.(2)(a)	NR	4.000%	06/01/13	3,150	3,953,250

See notes to Schedule of Investments.
23

Schedule of Investments	September 30, 2010 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Health Care - 2.5% (continued)
Greatbatch, Inc.(2)(a)	NR	2.250%	06/15/13	$2,000	$1,885,000
Incyte Corp. Ltd.(2)(a)(c)	NR	4.750%	10/01/15	1,000	2,006,250
MannKind Corp.(2)(a)	NR	3.750%	12/15/13	500	335,000
MannKind Corp. 144A(2)(a)(c)	NR	5.750%	08/15/15	1,540	1,796,025
Molina Healthcare, Inc., Series MOH(2)(a)	NR	3.750%	10/01/14	3,375	3,273,750
NovaMed, Inc.(2)(a)	NR	1.000%	06/15/12	700	623,875
Salix Pharmaceuticals Ltd.(2)	NR	2.750%	05/15/15	300	342,375
SonoSite, Inc.(2)(a)	NR	3.750%	07/15/14	1,000	1,116,250
Valeant Pharmaceuticals International, Inc. 144A (Canada)(2)(c)	NR	5.375%	08/01/14	3,000	5,373,750
West Pharmaceutical Services, Inc.(2)(a)	NR	4.000%	03/15/47	2,000	1,605,000

					24,441,150

Industrials - 7.7%
AirTran Holdings, Inc.(2)	NR	5.500%	04/15/15	2,487	5,089,024
AMR Corp.(2)(a)	CCC+**	6.250%	10/15/14	7,500	7,293,750
ArvinMeritor, Inc.(2)(a)(g)	CCC**	4.625%	03/01/26	2,000	2,102,500
CBIZ, Inc. 144A(2)(c)	NR	4.875%	10/01/15	1,400	1,489,502
EnPro Industries, Inc.(2)(a)	NR	3.938%	10/15/15	3,575	4,066,562
FTI Consulting, Inc.(2)(a)	B1	3.750%	07/15/12	1,325	1,644,656
Genco Shipping & Trading Ltd. (Marshall Islands)(2)	NR	5.000%	08/15/15	500	530,000
GenCorp, Inc. 144A(2)(c)	CCC**	4.063%	12/31/39	325	292,906
General Cable Corp.(2)(a)	Ba3	0.875%	11/15/13	3,000	2,688,750
Hertz Global Holdings, Inc.(2)(a)	CCC+**	5.250%	06/01/14	8,500	12,484,375
MasTec, Inc.(2)(a)	B+**	4.000%	06/15/14	2,125	2,119,687
MasTec, Inc. 144A(2)(a)(c)	NR	4.250%	12/15/14	2,400	2,364,000
Orbital Sciences Corp.(2)(a)	BB-**	2.438%	01/15/27	800	791,000
Terex Corp.(2)(a)	Caa1	4.000%	06/01/15	4,500	7,059,375
Textron, Inc., Series TXT(2)(a)	BBB-**	4.500%	05/01/13	3,500	5,967,500
Titan International, Inc. 144A(2)(a)(c)	B+**	5.625%	01/15/17	5,475	8,075,625
Trex Co., Inc.(2)	NR	6.000%	07/01/12	3,045	3,315,244
United Rentals, Inc.(2)	NR	4.000%	11/15/15	5,850	8,840,813

					76,215,269

Information Technology - 9.0%
ADC Telecommunications, Inc.(2)	NR	3.500%	07/15/17	1,255	1,239,313
ADC Telecommunications, Inc.(2)	NR	3.500%	07/15/15	1,837	1,820,926
Alliance Data Systems Corp.(2)	NR	1.750%	08/01/13	3,000	3,101,250
Alliance Data Systems Corp.(2)	NR	4.750%	05/15/14	6,500	9,985,625
Arris Group, Inc.(2)(a)	NR	2.000%	11/15/26	650	636,187
Bell Microproducts, Inc., Series B(2)(a)	NR	3.750%	03/05/24	6,900	6,900,000
Cadence Design Systems, Inc. 144A(2)(c)	NR	2.625%	06/01/15	3,325	3,935,969
Ciena Corp. 144A(2)(a)(c)	NR	4.000%	03/15/15	8,000	8,590,000
CommScope, Inc.(2)(a)	B**	3.250%	07/01/15	3,500	3,976,875
Concur Technologies, Inc. 144A(2)(a)(c)	NR	2.500%	04/15/15	200	228,500
Convergys Corp.(2)(a)	BB-**	5.750%	09/15/29	1,500	1,725,000
DST Systems, Inc., Series C(2)(a)(d)	NR	4.125%	08/15/23	3,225	3,567,656
EMC Corp./Massachusetts, Series A(2)(a)	A- **	1.750%	12/01/11	1,725	2,264,062
EMC Corp./Massachusetts, Series B(2)(a)	A- **	1.750%	12/01/13	3,000	4,128,750
Equinix, Inc.(2)(a)	B- **	4.750%	06/15/16	500	708,750
Finisar Corp. 144A(2)(a)(c)	NR	5.000%	10/15/29	700	1,357,125
GSI Commerce, Inc.(2)(a)	NR	2.500%	06/01/27	25	27,000
Hutchinson Technology, Inc.(2)(a)	NR**	3.250%	01/15/26	250	182,500

See notes to Schedule of Investments.
24

Schedule of Investments	September 30, 2010 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Information Technology - 9.0% (continued)
Kemet Corp.(2)	NR	2.250%	11/15/26	$443	$420,850
L-1 Identity Solutions, Inc.(2)	B+**	3.750%	05/15/27	3,537	3,537,000
Mentor Graphics Corp.(2)(a)	NR	6.250%	03/01/26	150	155,625
Micron Technology, Inc.(2)	B**	4.250%	10/15/13	250	398,438
Micron Technology, Inc.(2)(a)	B**	1.875%	06/01/14	2,500	2,221,875
ON Semiconductor Corp.(2)(a)	Ba2	1.875%	12/15/25	250	302,188
Photronics, Inc.(2)(a)	NR	5.500%	10/01/14	2,200	2,818,750
Rambus, Inc.(2)(a)	NR	5.000%	06/15/14	6,450	8,530,125
SanDisk Corp.(2)(a)	BB-**	1.500%	08/15/17	775	717,844
Take-Two Interactive Software, Inc.(2)(a)	NR	4.375%	06/01/14	3,825	4,513,500
Telvent GIT SA 144A (Spain)(2)(c)	NR	5.500%	04/15/15	1,400	1,407,000
THQ, Inc. 144A(2)(a)(c)	NR	5.000%	08/15/14	2,500	2,240,625
TTM Technologies, Inc.(2)(a)	BB-**	3.250%	05/15/15	2,450	2,355,062
Verigy Ltd. (Singapore)(2)(a)	NR	5.250%	07/15/14	1,325	1,363,094
VeriSign, Inc.(2)(a)	NR	3.250%	08/15/37	3,870	4,174,762

					89,532,226

Materials - 3.3%
Alcoa, Inc.(2)(a)	Baa3	5.250%	03/15/14	400	802,500
ArcelorMittal (Luxembourg)(2)	Baa3	5.000%	05/15/14	6,375	8,438,906
Cemex SAB de CV 144A (Mexico)(2)(a)(c)	NR	4.875%	03/15/15	3,200	3,080,000
Kaiser Aluminum Corp. 144A(2)(c)	NR	4.500%	04/01/15	300	335,040
Northgate Minerals Corp. (Canada)(2)	NR	3.500%	10/01/16	1,925	1,956,281
Owens-Brockway Glass Container, Inc. 144A(2)(a)(c)	Ba3	3.000%	06/01/15	4,400	4,312,000
ShengdaTech, Inc. 144A(2)(a)(c)	NR	6.000%	06/01/18	200	198,250
Sino-Forest Corp. 144A (Canada)(2)(a)(c)	BB**	4.250%	12/15/16	450	468,563
Steel Dynamics, Inc.(2)	BB+**	5.125%	06/15/14	400	452,500
Sterlite Industries India Ltd. (India)(2)(a)	NR	4.000%	10/30/14	5,350	5,182,813
Stillwater Mining Co.(2)	B**	1.875%	03/15/28	1,000	1,011,250
United States Steel Corp.(2)(a)	Ba2	4.000%	05/15/14	4,000	6,170,000

					32,408,103

Telecommunication Services - 1.2%
Alaska Communications Systems Group, Inc.(2)(a)	NR	5.750%	03/01/13	650	650,000
Level 3 Communications, Inc.(2)(a)	Caa3	3.500%	06/15/12	500	473,125
Level 3 Communications, Inc.(2)(a)	Caa3	6.500%	10/01/16	2,675	2,735,187
Level 3 Communications, Inc., Series B(2)(a)	Caa3	7.000%	03/15/15	1,280	1,140,800
NII Holdings, Inc.(2)	B-**	3.125%	06/15/12	1,980	1,920,600
Qwest Communications International, Inc.(2)(a)	Ba3	3.500%	11/15/25	200	262,250
tw telecom inc(2)(a)	B3	2.375%	04/01/26	1,075	1,255,063
XM Satellite Radio, Inc. 144A(2)(a)(c)	CCC+**	7.000%	12/01/14	3,400	3,706,000

					12,143,025

TOTAL CONVERTIBLE BONDS
(Cost $438,603,533)					458,761,555

See notes to Schedule of Investments.
25

Schedule of Investments	September 30, 2010 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 0.8%
Adams Express Co.(a)	11,179	$111,343
Boulder Total Return Fund, Inc.†(a)	3,689	55,778
Cohen & Steers Dividend Majors Fund, Inc.(a)	25,187	285,117
Cohen & Steers Quality Income Realty Fund, Inc.(a)	294,972	2,318,480
Cohen & Steers REIT and Preferred Income Fund, Inc.(a)	13,191	172,934
Cushing MLP Total Return Fund(a)	121,372	1,020,738
First Opportunity Fund, Inc.	7,424	48,479
Petroleum & Resources Corp.	51,695	1,195,705
Royce Focus Trust, Inc.†	44,597	284,083
Royce Micro-Cap Trust, Inc.†	40,037	330,305
Royce Value Trust, Inc.†	50,764	616,275
Sprott Physical Gold Trust (Canada)†	89,100	1,021,086
Tri-Continental Corp.	103	1,270

TOTAL CLOSED END FUNDS
(Cost $6,599,314)		7,461,593

WARRANTS - 2.4%
Consumer Discretionary - 0.1%
SouthPeak Interactive Corp.(2)†	5,800,464	300,322
Talbots, Inc.†	178,812	500,674

		800,996

Consumer Staples - 0.0%(h)
Celsius Holdings, Inc.†(a)	52,500	21,000
HQ Sustainable Maritime Industries, Inc.(2)†	62,284	30,240

		51,240

Financials - 2.2%
57th Street General Acquisition Corp.†	292,050	116,820
Comerica, Inc.†	444,071	5,657,465
Edgewater Exploration Ltd. (Canada)(2)†	250,000	63,993
Gerova Financial Group Ltd.†	693,962	97,155
GSME Acquisition Partners I†	56,004	12,321
Helikos SE (Germany)(2)†(b)	72,000	68,708
Lincoln National Corp.†	607,525	9,993,786
PNC Financial Services Group, Inc.†(a)	258,400	2,741,624
Signature Bank†(a)	107,610	1,980,024
Sterling Bancshares, Inc.†	9,708	13,300
Texas Capital Bancshares, Inc.†	16,077	119,291
Valley National Bancorp†	49,509	104,959
Wells Fargo & Co.†	160,736	1,268,207

		22,237,653

Health Care - 0.0%(h)
Cormedix, Inc.†(a)	75,400	30,914
CryoPort, Inc.(2)†	571,429	99,132
ReGeneRx Biopharmaceuticals, Inc.†	240,000	14,400

		144,446

Materials - 0.1%
Kangaroo Resources Ltd.(2)†	24,137,931	898,257
Kinross Gold Corp. (Canada)†	37,797	161,635

		1,059,892

	SHARES	VALUE (Note 3)
Utilities - 0.0%(h)
China Hydroelectric Corp.†(a)	24,500	$12,250

TOTAL WARRANTS
(Cost $27,729,564)		24,306,477

MONEY MARKET FUNDS - 7.1%
Dreyfus Institutional Cash Advantage Fund, 0.001%(2)(i)	255,390	255,390

J.P. Morgan Prime Money Market Fund - Capital Shares, 0.162%(2)(i)	70,184,665	70,184,665

TOTAL MONEY MARKET FUNDS
(Cost $70,440,055)		70,440,055

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT
(Cost $1,108,798,393)		1,144,212,437

SECURITIES SOLD SHORT- (49.5)%
COMMON STOCKS - (47.8)%
Consumer Discretionary - (11.8)%
Beazer Homes USA, Inc.†	(186,587)	(770,604)
Carnival plc ADR (United Kingdom)	(213,610)	(8,450,412)
CBS Corp., Class B	(9,650)	(153,049)
Coinstar, Inc.†	(41,036)	(1,764,138)
Comcast Corp., Class A	(1,129,128)	(20,414,634)
Discovery Communications, Inc., Class A†	(480,733)	(20,935,922)
DR Horton, Inc.	(363,877)	(4,046,312)
Eastman Kodak Co.†	(745,690)	(3,131,898)
Exide Technologies†	(14,283)	(68,416)
Ford Motor Co.†	(651,972)	(7,980,137)
Gaylord Entertainment Co.†	(144,890)	(4,419,145)
Icahn Enterprises LP	(1,028)	(37,728)
Jakks Pacific, Inc.†	(197,189)	(3,478,414)
Lennar Corp., Class A	(213,838)	(3,288,828)
MGM Resorts International†	(196,447)	(2,215,922)
News Corp., Class B	(720,732)	(10,854,224)
priceline.com, Inc.†	(19,986)	(6,961,923)
Regis Corp.	(257,001)	(4,916,429)
Saks, Inc.†	(127,123)	(1,093,258)
Sirius XM Radio, Inc.†	(1,187,725)	(1,425,270)
Sonic Automotive, Inc., Class A†	(385,495)	(3,789,416)
Stewart Enterprises, Inc., Class A	(599)	(3,229)
Talbots, Inc.†	(100,434)	(1,315,685)
Viacom, Inc., Class A	(71,249)	(2,856,372)
Virgin Media, Inc.	(129,480)	(2,980,630)

		(117,351,995)

Consumer Staples - (1.8)%
Alliance One International, Inc.†	(471,156)	(1,955,298)
American Oriental Bioengineering, Inc. (China)†	(46,520)	(112,113)

See notes to Schedule of Investments.
26

Schedule of Investments	September 30, 2010 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Consumer Staples - (1.8)% (continued)
Bunge Ltd.	(9,726)	$(575,390)
Central European Distribution Corp.†	(6,500)	(145,080)
Central Garden and Pet Co., Class A†	(127,195)	(1,317,740)
Chiquita Brands International, Inc.†	(139,134)	(1,842,134)
Dole Food Co., Inc.†	(3,120)	(28,548)
Embotelladora Andina SA, Class B ADR (Chile)	(10,000)	(286,500)
Nash Finch Co.	(25,950)	(1,103,913)
Rite Aid Corp.†	(768,234)	(724,445)
Spartan Stores, Inc.	(1,382)	(20,039)
Tyson Foods, Inc., Class A	(154,442)	(2,474,161)
Universal Corp.	(68,853)	(2,760,317)
Vector Group Ltd.	(224,943)	(4,206,434)

		(17,552,112)

Energy - (4.0)%
Apache Corp.	(88,121)	(8,614,709)
Boardwalk Pipeline Partners LP	(2,300)	(75,095)
Bristow Group, Inc.†	(8,348)	(301,196)
Diamond Offshore Drilling, Inc.	(1,240)	(84,035)
Exterran Holdings, Inc.†	(125,512)	(2,850,377)
GMX Resources, Inc.†	(39,915)	(193,987)
Goodrich Petroleum Corp.†	(14,931)	(217,545)
Harvest Natural Resources, Inc.†	(72,107)	(751,355)
Hess Corp.	(14,086)	(832,764)
International Coal Group, Inc.†	(542,035)	(2,883,626)
James River Coal Co.†	(14,455)	(253,396)
Penn Virginia Corp.	(2,677)	(42,939)
PetroBakken Energy Ltd., Class A (Canada)	(6,260)	(140,362)
Petrobank Energy & Resources Ltd. (Canada)†(c)	(15,531)	(631,565)
Petrominerales Ltd. (Canada)	(26,048)	(631,643)
Pioneer Natural Resources Co.	(9,775)	(635,668)
Royal Dutch Shell plc, Class A ADR
(Netherlands)	(139,652)	(8,421,016)
Seadrill Ltd. (Bermuda)	(58,350)	(1,691,566)
Western Refining, Inc.†	(181,147)	(949,210)
Whiting Petroleum Corp.†	(100,352)	(9,584,620)
Willbros Group, Inc.†	(647)	(5,933)

		(39,792,607)

Financials - (9.2)%
American Equity Investment Life Holding Co.	(79,782)	(816,968)
AmeriCredit Corp.†	(66,600)	(1,629,036)
Annaly Capital Management, Inc. REIT	(240,217)	(4,227,819)
AON Corp.	(109,516)	(4,283,171)
Banco Santander SA ADR (Spain)	(6,728)	(85,177)
BioMed Realty Trust, Inc. REIT	(13,377)	(239,716)
Boston Properties, Inc. REIT	(13,600)	(1,130,432)
CNA Financial Corp.†	(4,275)	(119,657)
CNO Financial Group, Inc.†	(950,902)	(5,267,997)
Comerica, Inc.	(345,443)	(12,833,207)
Digital Realty Trust, Inc. REIT	(23,350)	(1,440,695)
Dollar Financial Corp.†	(1,623)	(33,872)

	SHARES	VALUE (Note 3)
Financials - (9.2)% (continued)
First Niagara Financial Group, Inc.	(591,142)	$(6,886,804)
Hartford Financial Services Group, Inc.	(34)	(780)
Hilltop Holdings, Inc.†	(37,500)	(359,250)
Host Hotels & Resorts, Inc. REIT	(96,475)	(1,396,958)
Jefferies Group, Inc.	(1,235)	(28,022)
Kilroy Realty Corp. REIT	(12,306)	(407,821)
KKR Financial Holdings LLC	(700)	(6,146)
Leucadia National Corp.†	(8,180)	(193,212)
Lexington Realty Trust REIT	(51,270)	(367,093)
Lincoln National Corp.	(572,032)	(13,683,005)
MF Global Holdings Ltd.†	(474,993)	(3,419,950)
MGIC Investment Corp.†	(509,023)	(4,698,282)
National Financial Partners Corp.†	(271,904)	(3,445,024)
Old Republic International Corp.	(302,031)	(4,183,129)
Penson Worldwide, Inc.†	(207,021)	(1,028,894)
PMI Group, Inc.†	(323,477)	(1,187,161)
PNC Financial Services Group, Inc.	(146,720)	(7,616,235)
ProLogis REIT	(2,900)	(34,162)
Signature Bank†	(85,367)	(3,315,654)
SLM Corp.†	(56,050)	(647,378)
Sterling Bancshares, Inc.	(5,241)	(28,144)
Stewart Information Services Corp.	(212,008)	(2,399,931)
Texas Capital Bancshares, Inc.†	(13,106)	(226,341)
Toronto-Dominion Bank (Canada)	(1,865)	(134,765)
Tower Bancorp, Inc.	(25,641)	(519,743)
Valley National Bancorp	(24,126)	(311,225)
Wells Fargo & Co.	(95,422)	(2,397,955)
World Acceptance Corp.†	(701)	(30,956)

		(91,061,767)

Health Care - (2.5)%
Celgene Corp.†	(25,622)	(1,476,084)
China Medical Technologies, Inc. ADR
(China)†	(8,857)	(115,053)
Enzon Pharmaceuticals, Inc.†	(199,069)	(2,239,526)
Greatbatch, Inc.†	(17,810)	(413,014)
Incyte Corp. Ltd.†	(105,965)	(1,694,380)
MannKind Corp.†	(117,478)	(794,151)
Molina Healthcare, Inc.†	(35,281)	(952,234)
Mylan, Inc.†	(181,091)	(3,406,322)
NovaMed, Inc.†	(7,873)	(76,289)
Salix Pharmaceuticals Ltd.†	(5,000)	(198,600)
SonoSite, Inc.†	(17,970)	(602,175)
Valeant Pharmaceuticals International, Inc. (Canada)	(488,105)	(12,227,027)
West Pharmaceutical Services, Inc.	(27,420)	(940,780)

		(25,135,635)

Industrials - (5.1)%
AMR Corp.†	(545,511)	(3,420,354)
ArvinMeritor, Inc.†	(64,400)	(1,000,776)
Avis Budget Group, Inc.†	(65,679)	(765,160)
Continental Airlines, Inc., Class B†	(102,584)	(2,548,187)
EnPro Industries, Inc.†	(78,983)	(2,470,588)
FTI Consulting, Inc.†	(30,722)	(1,065,746)
Genco Shipping & Trading Ltd.†	(20,311)	(323,757)
GenCorp, Inc.†	(21,913)	(107,812)
General Cable Corp.†	(21,988)	(596,315)
Hertz Global Holdings, Inc.†	(876,994)	(9,287,367)

See notes to Schedule of Investments.
27

Schedule of Investments	September 30, 2010 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)

Industrials - (5.1)% (continued)
Hubbell, Inc., Class B	(2,194)	$(111,346)
Kansas City Southern†	(31,707)	(1,186,159)
Hubbell, Inc., Class B	(2,194)	(111,346)
Kansas City Southern†	(31,707)	(1,186,159)
MasTec, Inc.†	(164,782)	(1,700,550)
Orbital Sciences Corp.†	(14,473)	(221,437)
Rush Enterprises, Inc., Class A†	(1,000)	(15,340)
Southwest Airlines Co.	(51,313)	(670,661)
Terex Corp.†	(246,383)	(5,647,098)
Textron, Inc.	(226,600)	(4,658,896)
Titan International, Inc.	(486,195)	(6,597,666)
Trex Co., Inc.†	(88,034)	(1,678,808)
United Rentals, Inc.†	(463,248)	(6,874,600)

		(50,948,623)

Information Technology - (5.9)%
Alliance Data Systems Corp.†	(138,678)	(9,050,126)
Arris Group, Inc.†	(17,764)	(173,554)
Cadence Design Systems, Inc.†	(348,041)	(2,655,553)
Calix, Inc.†	(68,353)	(981,549)
Ciena Corp.†	(268,800)	(4,185,216)
CommScope, Inc.†	(94,173)	(2,235,667)
Comtech Telecommunications Corp.†	(50,743)	(1,387,821)
Concur Technologies, Inc.†	(2,900)	(143,376)
Convergys Corp.†	(114,093)	(1,192,272)
DST Systems, Inc.	(34,034)	(1,526,085)
Ebix, Inc.†	(41,413)	(971,135)
EMC Corp./Massachusetts†	(236,542)	(4,804,168)
Equinix, Inc.†	(5,189)	(531,094)
Finisar Corp.†	(59,668)	(1,121,162)
GSI Commerce, Inc.†	(537)	(13,264)
GT Solar International, Inc.†	(46,360)	(388,033)
Kemet Corp.†	(9,038)	(30,187)
Mentor Graphics Corp.†	(401)	(4,239)
Micron Technology, Inc.†	(112,700)	(812,567)
Molex, Inc.	(431,278)	(9,026,648)
ON Semiconductor Corp.†	(24,677)	(177,921)
Photronics, Inc.†	(351,326)	(1,858,514)
Rambus, Inc.†	(246,551)	(5,138,123)
SanDisk Corp.†	(11,000)	(403,150)
Sonic Solutions, Inc.†	(62,086)	(706,539)
Take-Two Interactive Software, Inc.†	(261,548)	(2,652,097)
Telvent GIT SA (Spain)†	(26,444)	(598,163)
THQ, Inc.†	(162,948)	(655,051)
TTM Technologies, Inc.†	(101,266)	(991,394)
Verigy Ltd. (Singapore)†	(48,245)	(392,232)
VeriSign, Inc.†	(105,269)	(3,341,238)
WebMD Health Corp.†	(1)	(50)

		(58,148,188)

Materials - (5.0)%
Alcoa, Inc.	(54,955)	(665,505)
ArcelorMittal NYRS (Luxembourg)	(145,843)	(4,809,902)
BHP Billiton Ltd. ADR (Australia)	(165,280)	(12,614,170)
Cemex SAB de CV ADR (Mexico)†	(173,774)	(1,477,079)
Fronteer Gold, Inc. (Canada)†	(198,593)	(1,422,520)

	SHARES	VALUE (Note 3)

Materials - (5.0)% (continued)
Goldcorp, Inc. (Canada)	(138,918)	$(6,035,217)
Kaiser Aluminum Corp.	(3,943)	(168,721)
Kinross Gold Corp. (Canada)	(610,943)	(11,460,006)
Kinross Gold Corp. (Canada)	(22,678)	(426,120)
Monsanto Co.	(3,820)	(183,093)
Owens-Illinois, Inc.†	(49,040)	(1,376,062)
ShengdaTech, Inc. (China)†	(6,286)	(33,190)
Sino-Forest Corp. (Hong Kong)†	(17,440)	(290,525)
Steel Dynamics, Inc.	(12,430)	(175,387)
Sterlite Industries India Ltd. ADR (India)	(114,625)	(1,717,082)
Stillwater Mining Co.†	(23,967)	(403,604)
Thompson Creek Metals Co., Inc. (Canada)†	(136,299)	(1,469,099)
United States Steel Corp.	(105,405)	(4,620,955)

		(49,348,237)

Telecommunication Services - (1.2)%
Alaska Communications Systems Group, Inc.	(16,787)	(170,388)
CenturyLink, Inc.	(242,333)	(9,562,460)
Level 3 Communications, Inc.†	(540,444)	(506,558)
Qwest Communications International, Inc.	(40,427)	(253,478)
Telephone & Data Systems, Inc.	(20,930)	(686,504)
tw telecom inc†	(40,858)	(758,733)

		(11,938,121)

Utilities - (1.3)%
FirstEnergy Corp.	(280,314)	(10,803,301)
PPL Corp.	(80,200)	(2,183,846)
RRI Energy, Inc.†	(50,578)	(179,552)

		(13,166,699)

TOTAL COMMON STOCKS SOLD SHORT
(proceeds $461,165,390)		(474,443,984)

See notes to Schedule of Investments.
28

Schedule of Investments	September 30, 2010 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
CONVERTIBLE BONDS - (0.1)%
Consumer Staples - (0.1)%
Molson Coors Brewing Co.(2)	BBB-**	2.500%	07/30/13	$(550)	$(618,063)

Information Technology - 0.0%(h)
Intel Corp.(2)	A-**	2.950%	12/15/35	(500)	(494,375)

TOTAL CONVERTIBLE BONDS SOLD SHORT
(proceeds $1,099,951)					$(1,112,438)

See notes to Schedule of Investments.
29

Schedule of Investments	September 30, 2010 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - (1.6)%
iShares Cohen & Steers Realty Majors Index Fund	(4,738)	$(293,519)
iShares Dow Jones US Consumer Goods Sector Index Fund	(60,288)	(3,705,300)
SPDR Barclays Capital High Yield Bond ETF	(237,954)	(9,520,540)
SPDR Gold Shares†	(22,485)	(2,876,056)

TOTAL CLOSED END FUNDS SOLD SHORT
(proceeds $15,924,219)		(16,395,415)

TOTAL SECURITIES SOLD SHORT
(proceeds $478,189,560)		(491,951,837)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 65.6%
(Cost $630,608,833)		652,260,600

OTHER ASSETS IN EXCESS OF LIABILITIES - 34.4%		341,282,902

NET ASSETS - 100.0%		$993,543,502

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1, unless noted otherwise in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).
†	Non income-producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothicate. At September 30, 2010, the value of these securities was $501,957,300.
(b)	Security fair valued at September 30, 2010.
(c)	Private Placement security.
(d)	Indicates a variable rate security. The interest rate shown represents the discount rate at September 30, 2010.
(e)	Represents a Pay-In-Kind Bond.
(f)	Defaulted security.
(g)	Represents a step bond. The rate shown reflects the yield at September 30, 2010.
(h)	Represents less than 0.05 percent of net assets.
(i)	Represents annualized seven-day yield as of September 30, 2010.
*	The rating reflected is as September 30, 2010. Rating of certain bonds may have changed subsequent to the date.
**	S & P Rating provided.

The following abbreviations are used in portfolio descriptions:

144A	-	Restricted Security
ADR	-	American Depositary Receipt
MTN	-	Medium Term Note
NR	-	Not Rated by Moody’s
NYRS	-	New York Registry Shares
REIT	-	Real Estate Investment Trust

See notes to Schedule of Investments.
30

Schedule of Investments	September 30, 2010 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Open Written Options contracts outstanding at September 30, 2010:

Call Options Written

SHARES	TYPE	COUNTERPARTY	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2010	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Airgas, Inc.
165	(Exercise price $60)	J.P. Morgan	October 16, 2010	$(103,824)	$(136,950)	$(33,126)
	Amazon.com, Inc.
511	(Exercise price $355)	J.P. Morgan	October 1, 2010	(1,789)	(645)	1,144
	Apple, Inc.
414	(Exercise price $300)	J.P. Morgan	October 1, 2010	(1,449)	(1,242)	207
	Arcsight, Inc.
492	(Exercise price $45)	J.P. Morgan	December 18, 2010	(6,155)	(4,920)	1,235
	Baidu, Inc.
8	(Exercise price $120)	J.P. Morgan	October 1, 2010	(76)	(8)	68
	Burger King, Inc.
236	(Exercise price $25)	J.P. Morgan	October 16, 2010	(2,124)	(1,180)	944
	Casey’s General
	Stores, Inc.
238	(Exercise price $45)	J.P. Morgan	October 16, 2010	(5,652)	(4,760)	892
	Comerica, Inc.
374	(Exercise price $45)	J.P. Morgan	January 21, 2012	(261,422)	(93,874)	167,548
	Dollar Thrifty
	Automotive Group, Inc.
160	(Exercise price $48)	J.P. Morgan	October 16, 2010	(72,640)	(37,600)	35,040
	Dynegy, Inc.
3,625	(Exercise price $5)	J.P. Morgan	December 18, 2010	(21,387)	(72,500)	(51,113)
	General Growth
	Properties, Inc.
101	(Exercise price $15)	J.P. Morgan	October 16, 2010	(5,181)	(7,777)	(2,596)
	Genzyme Corp.
464	(Exercise price $123)	J.P. Morgan	October 16, 2010	(439,640)	(453,096)	(13,456)
	Green Mountain
	Coffee Roasters, Inc.
1,989	(Exercise price $111)	J.P. Morgan	October 16, 2010	(40,921)	(32,968)	7,953
	McAfee, Inc.
472	(Exercise price $48)	J.P. Morgan	October 16, 2010	(4,248)	(2,360)	1,888
	Monsanto Co.
331	(Exercise price $60)	J.P. Morgan	October 16, 2010	(1,821)	(1,324)	497
	Netezza, Inc.
99	(Exercise price $28)	J.P. Morgan	November 20, 2010	(2,956)	(1,485)	1,471
	Potash Corp.
138	(Exercise price $550)	J.P. Morgan	October 16, 2010	(185,437)	(127,604)	57,833
	Signature Bank
340	(Exercise price $45)	J.P. Morgan	December 18, 2010	(60,859)	(3,400)	57,459
	Tailbots, Inc.
916	(Exercise price $49)	J.P. Morgan	January 22, 2011	(43,905)	(44,864)	(959)
	Wells Fargo & Co.
322	(Exercise price $35)	J.P. Morgan	January 21, 2012	(118,816)	(41,860)	76,956

				$(1,380,302)	$(1,070,417)	$309,885

Put Options Written
SHARES	TYPE	COUNTERPARTY	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2010	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Amazon.com, Inc.
1,147	(Exercise price $540)	J.P. Morgan	October 1, 2010	$(3,902)	$(2,208)	$1,694
	Apple, Inc.
3,012	(Exercise price $1,470)	J.P. Morgan	October 1, 2010	(23,241)	(9,753)	13,488
	Goldman Sachs
	Group, Inc.
7	(Exercise price $135)	J.P. Morgan	October 1, 2010	(25)	(14)	11

See notes to Schedule of Investments.
31

Schedule of Investments	September 30, 2010 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Put Options Written

SHARES (continued)	TYPE	COUNTERPARTY	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2010	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Green Mountain
	Coffee Roasters, Inc.
1,084	(Exercise price $26)	J.P. Morgan	October 16, 2010	$(29,073)	$(19,512)	$9,561
	Monsanto Co.
764	(Exercise price $83)	J.P. Morgan	October 16, 2010	(19,493)	(20,628)	(1,135)
	Netflix, Inc.
3	(Exercise price $145)	J.P. Morgan	October 1, 2010	(20)	(9)	11

				$(75,754)	$(52,124)	$23,630

				$(1,456,056)	$(1,122,541)	$333,515

Credit default swap insurance protection purchased as of September 30, 2010

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE PAID BY FUND	NOTIONAL AMOUNT	UPFRONT PREMIUM PAID	TERMINATION DATE	NET UNREALIZED (DEPRECIATION)
Deutsche Bank	Banco Santander Sa	1.000%	$3,380,000	$215,808	06/20/2015	$(22,320)

Credit default swap insurance protection sold as of September 30, 2010
COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	NOTIONAL AMOUNT	UPFRONT PREMIUM RECEIVED	TERMINATION DATE	NET UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank	Markit CDX North America High	5.000%	$(25,825,000)	$(525,467)	12/20/2015	$2,051
	Yield Index - Series 15
Deutsche Bank	Markit CDX North America High	5.000%	(14,350,000)	(291,983)	12/20/2015	1,140
	Yield Index - Series 15
Deutsche Bank	Markit CDX North America High	5.000%	(6,575,000)	(133,783)	12/20/2015	522
	Yield Index - Series 15
The Royal Bank of	iStar Financial, Inc.	5.000%	(3,575,000)	(101,896)	12/20/2010	(74,215)
Scotland

						$(70,502)

Total return swap contracts purchased as of September 30, 2010

REFERENCE ENTITY	COUNTERPARTY	SHARES LONG	VALUE AT CONTRACT DATE	RESET DATE	NET UNREALIZED APPRECIATION
Mylan Inc.	Deutsche Bank	8,000	$8,546,162	10/18/2010	$353,974

Total return swap contracts sold as of September 30, 2010
REFERENCE ENTITY	COUNTERPARTY	SHARES SHORT	VALUE AT CONTRACT DATE	RESET DATE	NET UNREALIZED (DEPRECIATION)
Mylan Inc.	Deutsche Bank	(412,750)	$(7,119,510)	10/18/2010	$(644,318)

See notes to Schedule of Investments.
32

Schedule of Investments	September 30, 2010 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Open futures contracts outstanding at September 30, 2010:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2010	NET UNREALIZED DEPRECIATION
Short Contracts:
400	2-Year U.S. Treasury Note	December 31, 2010	$(87,611,539)	$(87,793,750)	$(182,211)
679	5-Year U.S. Treasury Note	December 31, 2010	(81,439,754)	(82,068,820)	(629,066)
1,454	E-mini S&P 500 Futures	December 17, 2010	(81,142,052)	(82,638,090)	(1,496,038)

					$(2,307,315)

Cash held as collateral with broker for futures contracts was $7,326,200 at September 30, 2010.

Forward foreign currency exchange contracts outstanding as of September 30, 2010:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2010	UNREALIZED APPRECIATION
Australian Dollar,
Expiring 03/01/11	The Royal Bank of Scotland	AUD	1,526,000	$1,284,968	$1,447,352	$162,384

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2010	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar,
Expiring 03/01/11	The Royal Bank of Scotland	AUD	(1,526,000)	$(1,294,811)	$(1,447,352)	$(152,541)
Canadian Dollar,
Expiring 10/15/10	The Royal Bank of Scotland	CAD	(2,333,368)	(2,274,038)	(2,267,343)	6,695
Canadian Dollar,
Expiring 10/15/10	The Royal Bank of Scotland	CAD	(1,263,629)	(1,210,277)	(1,227,874)	(17,597)
Canadian Dollar,
Expiring 12/31/10	The Royal Bank of Scotland	CAD	(1,366,710)	(1,325,744)	(1,325,436)	308
Euro,
Expiring 06/22/11	The Royal Bank of Scotland	EUR	(5,100,000)	(6,461,700)	(6,935,898)	(474,198)
Norwegian Krone,
Expiring 12/14/10	The Royal Bank of Scotland	NOK	(243,750)	(39,397)	(41,286)	(1,889)
Norwegian Krone,
Expiring 03/14/11	The Royal Bank of Scotland	NOK	(243,750)	(39,207)	(41,090)	(1,883)
Norwegian Krone,
Expiring 06/14/11	The Royal Bank of Scotland	NOK	(243,750)	(39,016)	(40,891)	(1,875)
Norwegian Krone,
Expiring 09/14/11	The Royal Bank of Scotland	NOK	(243,750)	(38,829)	(40,684)	(1,855)
Norwegian Krone,
Expiring 09/14/12	The Royal Bank of Scotland	NOK	(6,500,000)	(1,016,022)	(1,063,664)	(47,642)

				(13,739,041)	(14,431,518)	(692,477)

				$(12,454,073)	$(12,984,166)	$(530,093)

Cash is pledged as collateral to the broker for forward foreign exchange contracts in the amount of $816,339.

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
NOK	—	Norwegian Krone

See notes to Schedule of Investments.
33

Consolidated Schedule of Investments	September 30, 2010 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

	SHARES	VALUE (Note 3)
MONEY MARKET FUNDS - 87.9%
Blackrock Provident TempFund, 0.190%(a)	18,570,782	$18,570,782
Dreyfus Institutional Cash Advantage Fund, 0.001%(a)	27,856,172	27,856,172
Dreyfus Treasury Credit Fund, 0.010%(a)	46,426,953	46,426,953
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.162%(a)	248,085,681	248,085,681
UBS Select Prime AQR Credit Fund, 0.190%(a)	46,426,953	46,426,953
UBS Select Treasury AQR Credit Fund, 0.050%(a)	46,426,953	46,426,953

TOTAL INVESTMENTS - 87.9%
(Cost $433,793,494)		433,793,494

OTHER ASSETS IN EXCESS OF LIABILITIES - 12.1% (b)		59,916,031

NET ASSETS - 100.0%		$493,709,525

(a)	Represents annualized seven-day yield as of September 30, 2010.
(b)	Includes appreciation(depreciation) on futures contracts, forward foreign currency exchange contracts and swap contracts.

All securities are Level 2.

Synthetic swap contracts outstanding as of September 30, 2010:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	NET UNREALIZED APPRECIATION
Merrill Lynch	10-Year Japanese Government Bond	12/09/2010	$1,717,319	$697
Merrill Lynch	KOSPI 200 Futures	12/09/2010	11,229,837	420,568
Merrill Lynch	5-Year U.S. Treasury Note	12/31/2010	19,332,684	126,934
Merrill Lynch	5-Year U.S. Treasury Note	12/31/2010	19,455,067	125,417
Merrill Lynch	2-Year U.S. Treasury Note	12/31/2010	122,406,396	285,369
Merrill Lynch	2-Year U.S. Treasury Note	12/31/2010	75,426,401	76,224

				$ 1,035,209

Open futures contracts outstanding at September 30, 2010:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2010	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
232	10-Year Mini Japanese Government Bond	December 8, 2010	$39,226,938	$39,852,420	$625,482
130	10-Year U.S. Treasury Note	December 21, 2010	16,224,309	16,386,094	161,785
52	30-Year U.S. Treasury Bond	December 21, 2010	6,844,947	6,953,375	108,428
153	3-Month Euro Euribor	March 14, 2011	51,621,542	51,536,831	(84,711)
125	3-Month Euro Euribor	June 13, 2011	42,151,225	42,069,043	(82,182)
111	3-Month Euro Euribor	September 19, 2011	37,409,873	37,330,829	(79,044)
108	3-Month Euro Euribor	December 19, 2011	36,367,304	36,288,761	(78,543)
114	3-Month Euro Euribor	March 19, 2012	38,356,065	38,275,663	(80,402)
115	3-Month Euro Euribor	June 18, 2012	38,649,234	38,576,141	(73,093)
123	3-Month Euro Euribor	September 17, 2012	41,251,111	41,221,970	(29,141)
374	90-Day Euro $ Futures	March 14, 2011	92,916,858	93,116,650	199,792

See notes to Schedule of Investments.
34

Consolidated Schedule of Investments	September 30, 2010 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2010	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
334	90-Day Euro $ Futures	June 13, 2011	$82,819,881	$83,095,025	$275,144
313	90-Day Euro $ Futures	September 19, 2011	77,484,308	77,796,150	311,842
291	90-Day Euro $ Futures	December 19, 2011	71,906,313	72,240,751	334,438
268	90-Day Euro $ Futures	March 19, 2012	66,098,081	66,440,550	342,469
249	90-Day Euro $ Futures	June 18, 2012	61,342,841	61,636,837	293,996
233	90-Day Euro $ Futures	September 17, 2012	57,480,610	57,588,862	108,252
422	90-Day Sterling Futures	March 16, 2011	82,133,620	82,193,768	60,148
378	90-Day Sterling Futures	June 15, 2011	73,510,024	73,557,000	46,976
357	90-Day Sterling Futures	September 21, 2011	69,346,924	69,393,388	46,464
317	90-Day Sterling Futures	December 21, 2011	61,465,010	61,531,073	66,063
294	90-Day Sterling Futures	March 21, 2012	56,878,186	56,974,304	96,118
287	90-Day Sterling Futures	June 20, 2012	55,396,841	55,521,968	125,127
264	90-Day Sterling Futures	September 19, 2012	50,897,164	50,989,529	92,365
97	Amsterdam Index	October 15, 2010	8,892,613	8,839,927	(52,686)
259	Australia 10-Year Bond Future	December 15, 2010	26,837,557	27,005,357	167,800
280	Australia 3-Year Bond Future	December 15, 2010	28,056,759	27,945,558	(111,201)
13	Bank Acceptance Futures	March 14, 2011	3,120,953	3,115,123	(5,830)
62	Bank Acceptance Futures	June 13, 2011	14,823,712	14,843,182	19,470
31	Brent FIN Last Day	October 14, 2010	2,546,030	2,551,610	5,580
169	CAC40 10 Euro	October 15, 2010	8,668,583	8,547,441	(121,142)
130	Canada 10-Year Bond Futures	December 20, 2010	15,777,411	15,980,562	203,151
115	Coffee “C” Futures	December 20, 2010	7,716,478	7,894,031	177,553
184	Corn Futures	December 14, 2010	4,135,798	4,560,900	425,102
80	Cotton No.2 Futures	December 8, 2010	3,371,150	4,076,800	705,650
33	DAX Index	December 17, 2010	7,047,483	7,019,136	(28,347)
265	DJIA MINI E-CBOT	December 17, 2010	13,827,786	14,207,975	380,189
219	E-mini S&P 500 Futures	December 17, 2010	12,202,060	12,446,865	244,805
142	E-mini S&P MidCap 400 Futures	December 17, 2010	10,916,789	11,361,420	444,631
116	Euro - Bobl Futures	December 8, 2010	19,105,056	19,072,904	(32,152)
65	Euro - Bund Futures	December 8, 2010	11,568,279	11,646,176	77,897
249	Euro - SCHATZ Futures	December 8, 2010	37,122,578	37,028,822	(93,756)
128	Euro CHF 3-Month LIFFE	March 14, 2011	32,476,378	32,486,846	10,468
148	Euro CHF 3-Month LIFFE	June 13, 2011	37,510,236	37,532,795	22,559
26	Euro-Buxl 30-Year Bond	December 8, 2010	4,156,257	4,234,200	77,943
106	FTSE 100 Index Futures	December 17, 2010	9,221,654	9,207,469	(14,185)
250	FTSE/JSE Top 40 Index	December 15, 2010	9,173,851	9,453,750	279,899
27	FTSE/MIB Index	December 17, 2010	3,765,995	3,754,574	(11,421)
90	Gold 100 OZ Futures	December 29, 2010	11,302,071	11,786,400	484,329
39	Hang Seng Index	October 28, 2010	5,562,431	5,611,605	49,174
17	H-SHARES Index Futures	October 28, 2010	1,346,309	1,355,600	9,291
28	IBEX 35 Index	October 15, 2010	4,093,965	3,984,480	(109,485)
270	Lean Hogs Futures	December 14, 2010	8,167,088	8,086,500	(80,588)
71	Long Gilt	December 29, 2010	13,689,182	13,865,895	176,713
272	MSCI Taiwan Stock Index Futures	October 28, 2010	7,874,333	7,915,200	40,867
225	NASDAQ 100 E-Mini futures	December 17, 2010	8,667,584	8,979,750	312,166
147	RUSSELL 2000 Mini	December 17, 2010	9,537,955	9,915,150	377,195
95	S&P/Toronto Stock Exchange 60 Index	December 16, 2010	13,013,083	13,162,796	149,713
189	SGX MSCI Singapore Index Futures	October 28, 2010	10,484,821	10,456,725	(28,096)
770	SGX S&P CNX Nifty Index Futures	October 28, 2010	9,347,911	9,281,580	(66,331)
43	Silver Futures	December 29, 2010	4,188,995	4,691,515	502,520
344	Soybean Futures	November 12, 2010	18,101,617	19,036,100	934,483
218	Soybean Meal Futures	December 14, 2010	6,190,436	6,690,420	499,984
299	Soybean Oil Futures	December 14, 2010	7,679,027	8,089,145	410,118
83	SPI 200	December 16, 2010	9,344,904	9,225,719	(119,185)
50	Wheat Futures	December 14, 2010	1,751,567	1,685,000	(66,567)

					9,036,051

Short Contracts:
222	Cocoa Futures	December 15, 2010	$(6,238,060)	$(6,247,080)	$(9,020)
90	Globex Crude Oil	October 19, 2010	(6,795,810)	(7,197,300)	(401,490)
1	Globex Heat Oil	October 28, 2010	(89,321)	(95,247)	(5,926)

See notes to Schedule of Investments.
35

Consolidated Schedule of Investments	September 30, 2010 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2010	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
5	Globex RBOB Gasoline	October 28, 2010	$(413,448)	$(427,581)	$(14,133)
332	Henry Hub Natural Gas Swap Futures	October 27, 2010	(3,401,920)	(3,213,760)	188,160
25	Sugar #11 (World Markets)	February 28, 2011	(640,147)	(657,440)	(17,293)
9	TOPIX Index	December 9, 2010	(881,351)	(891,051)	(9,700)

					(269,402)

					$8,766,649

Cash held as collateral with broker for futures contracts was $27,896,135 at September 30, 2010.

Forward foreign currency exchange contracts outstanding as of September 30, 2010:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2010	UNREALIZED APPRECIATION
Australian Dollar,
Expiring 12/15/10	The Royal Bank of Scotland	AUD	102,137,000	$92,673,945	$97,829,883	$5,155,938
Brazilian Real,
Expiring 12/15/10	The Royal Bank of Scotland	BRL	1,094,000	6,194,989	6,366,309	171,320
Canadian Dollar,
Expiring 12/15/10	The Royal Bank of Scotland	CAD	37,839,000	36,528,799	36,713,375	184,576
Swiss Franc,
Expiring 12/15/10	The Royal Bank of Scotland	CHF	26,060,000	26,005,391	26,537,950	532,559
Chilean Peso,
Expiring 12/15/10	The Royal Bank of Scotland	CLP	522,000,000	1,039,286	1,075,801	36,515
Columbian Peso,
Expiring 12/15/10	The Royal Bank of Scotland	COP	370,000,000	201,877	205,325	3,448
Czech Republic Koruna,
Expiring 12/15/10	The Royal Bank of Scotland	CZK	256,400,000	13,328,788	14,193,969	865,181
Euro,
Expiring 12/15/10	The Royal Bank of Scotland	EUR	60,051,000	77,463,550	81,821,289	4,357,739
British Pound,
Expiring 12/15/10	The Royal Bank of Scotland	GBP	67,748,000	104,532,393	106,369,779	1,837,386
Hungarian Forint,
Expiring 12/15/10	The Royal Bank of Scotland	HUF	1,976,000,000	9,151,964	9,661,055	509,091
Indonesian Rupiah,
Expiring 12/15/10	The Royal Bank of Scotland	IDR	21,900,000,000	2,407,587	2,422,359	14,772
Israeli Shekel,
Expiring 12/15/10	The Royal Bank of Scotland	ILS	12,900,000	3,453,596	3,536,747	83,151
Indian Rupee,
Expiring 12/15/10	The Royal Bank of Scotland	INR	374,400,000	7,993,010	8,225,451	232,441
Japanese Yen,
Expiring 12/15/10	The Royal Bank of Scotland	JPY	5,352,276,000	63,504,935	64,164,942	660,007
Korean Won,
Expiring 12/15/10	The Royal Bank of Scotland	KRW	10,970,000,000	9,424,387	9,590,424	166,037
Mexican Peso,
Expiring 12/15/10	The Royal Bank of Scotland	MXN	223,300,000	17,261,731	17,602,190	340,459
Malaysian Ringgit,
Expiring 12/15/10	The Royal Bank of Scotland	MYR	4,990,000	1,597,094	1,608,486	11,392
Norwegian Krone,
Expiring 12/15/10	The Royal Bank of Scotland	NOK	257,878,000	41,914,133	43,676,698	1,762,565
Philippine Peso,
Expiring 12/15/10	The Royal Bank of Scotland	PHP	198,500,000	4,370,370	4,488,729	118,359
Poland Zloty,
Expiring 12/15/10	The Royal Bank of Scotland	PLN	31,310,000	10,123,551	10,710,694	587,143
Russian Ruble,
Expiring 12/15/10	The Royal Bank of Scotland	RUB	208,200,000	6,731,002	6,768,128	37,126
Swedish Krona,
Expiring 12/15/10	The Royal Bank of Scotland	SEK	278,247,000	38,060,318	41,198,163	3,137,845

See notes to Schedule of Investments.
36

Consolidated Schedule of Investments	September 30, 2010 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Singapore Dollar,
Expiring 12/15/10	The Royal Bank of Scotland	SGD	11,700,000	$8,753,579	$8,896,391	$142,812
Turkish Lira,
Expiring 12/15/10	The Royal Bank of Scotland	TRY	17,310,000	11,237,138	11,819,094	581,956
Taiwanese Dollar,
Expiring 12/15/10	The Royal Bank of Scotland	TWD	380,000,000	12,075,338	12,176,249	100,911
South African Rand,
Expiring 12/15/10	The Royal Bank of Scotland	ZAR	52,100,000	7,073,908	7,387,602	313,694

				$613,102,659	$635,047,082	$21,944,423

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2010	UNREALIZED (DEPRECIATION)
Australian Dollar,
Expiring 12/15/10	The Royal Bank of Scotland	AUD	(13,926,000)	$(13,240,330)	$(13,338,741)	$(98,411)
Swiss Franc,
Expiring 12/15/10	The Royal Bank of Scotland	CHF	(23,451,000)	(23,360,358)	(23,881,100)	(520,742)
Euro,
Expiring 12/15/10	The Royal Bank of Scotland	EUR	(175,428,000)	(224,557,554)	(239,025,914)	(14,468,360)
British Pound,
Expiring 12/15/10	The Royal Bank of Scotland	GBP	(38,239,000)	(58,956,245)	(60,038,289)	(1,082,044)
Hungarian Forint,
Expiring 12/15/10	The Royal Bank of Scotland	HUF	(740,000,000)	(3,213,860)	(3,618,006)	(404,146)
Israeli Shekel,
Expiring 12/15/10	The Royal Bank of Scotland	ILS	(1,290,000)	(339,215)	$(353,675)	(14,460)
Japanese Yen,
Expiring 12/15/10	The Royal Bank of Scotland	JPY	(4,642,120,000)	(54,466,811)	(55,651,345)	(1,184,534)
Korean Won,
Expiring 12/15/10	The Royal Bank of Scotland	KRW	(570,000,000)	(475,733)	(498,317)	(22,584)
Mexican Peso,
Expiring 12/15/10	The Royal Bank of Scotland	MXN	(13,300,000)	(1,005,078)	(1,048,406)	(43,328)
Malaysian Ringgit,
Expiring 12/15/10	The Royal Bank of Scotland	MYR	(300,000)	(94,775)	(96,703)	(1,928)
New Zealand Dollar,
Expiring 12/15/10	The Royal Bank of Scotland	NZD	(46,476,000)	(33,210,898)	(33,898,665)	(687,767)
Russian Ruble,
Expiring 12/15/10	The Royal Bank of Scotland	RUB	(13,000,000)	(415,445)	(422,602)	(7,157)
Singapore Dollar,
Expiring 12/15/10	The Royal Bank of Scotland	SGD	(7,010,000)	(5,240,626)	(5,330,231)	(89,605)
Turkish Lira,
Expiring 12/15/10	The Royal Bank of Scotland	TRY	(600,000)	(400,965)	(409,674)	(8,709)
Taiwanese Dollar,
Expiring 12/15/10	The Royal Bank of Scotland	TWD	(439,700,000)	(13,813,965)	(14,089,202)	(275,237)

				(432,791,858)	(451,700,870)	(18,909,012)

				$180,310,8014	$183,346,212	$3,035,411

Cash is pledged as collateral to the broker for forward foreign exchange contracts in the amount of $5,970,000.

AUD	—	Australian Dollar	NOK	—	Norwegian Krone
BRL	—	Brazilian Real	NZD	—	New Zealand Dollar
CAD	—	Canadian Dollar	PHP	—	Philippine Peso
CHF	—	Swiss Franc	PLN	—	Poland Zloty
CLP	—	Chilean Peso	RUB	—	Russian Ruble
COP	—	Columbian Peso	SEK	—	Swedish Krona
CZK	—	Czech Republic Koruna	SGD	—	Singapore Dollar
EUR	—	Euro	TRY	—	Turkish Lira
GBP	—	British Pound	TWD	—	Taiwan Dollar
HUF	—	Hungarian Forint	ZAR	—	South African Rand
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit

See notes to Schedule of Investments.
37

Consolidated Schedule of Investments	September 30, 2010 (Unaudited)

AQR RISK PARITY FUND

	CURRENCY	MOODY’S RATING*	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
GOVERNMENT RELATED OBLIGATIONS - 29.2%

Sovereign Debt - 29.2%
France Government Bond OAT (France)	EUR	Aaa	1.600%	07/25/15	781	$1,139,257
France Government Bond OAT (France)	EUR	Aaa	2.250%	07/25/20	341	524,628
United Kingdom Gilt Inflation Linked, Series 3MO (United Kingdom)	GBP	Aaa	1.250%	11/22/17	808	1,383,978

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $3,063,733)						3,047,863

U.S. TREASURY OBLIGATIONS - 17.5%

U.S. Treasury Inflation Protected Securities Bonds - 17.5%
U.S. Treasury Bond	USD	NR	0.500%	04/15/15	1,100	1,136,501
U.S. Treasury Bond	USD	NR	2.125%	01/15/19	600	685,885

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,827,718)						1,822,386

TOTAL INVESTMENTS—46.7%
(Cost $4,891,451)						4,870,249

OTHER ASSETS IN EXCESS OF LIABILITIES - 53.3% (a)						5,555,446

NET ASSETS - 100.0%						$10,425,695

All securities are Level 1, unless noted otherwise in parentheses.

(a)	Includes appreciation(depreciation) on futures contracts, forward foreign currency exchange contracts and swap contracts.
*	The rating reflected is as September 30, 2010. Rating of certain bonds may have changed subsequent to the date.

Credit default swap insurance protection sold as of September 30, 2010

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM RECEIVED	TERMINATION DATE	NET UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	iTraxx Europe Series 14	1.000%	EUR	1,000,000	$5,360	12/20/2015	$ -
Bank of America	Markit CDX North America	1.000%	USD	2,000,000	5,039	12/20/2015	977
	Investment Grade Index - Series 15
Bank of America	Markit CDX North America High	5.000%	USD	2,000,000	41,944	12/20/2015	(4,090)
	Yield Index - Series 15
Bank of America	iTraxx Europe Crossover Series 14	5.000%	EUR	650,000	1,931	12/20/2015	-
Bank of America	Markit Commercial Mortgage-backed	0.035%	USD	200,000	12,990	02/15/2051	501
	Securities North America Index
Bank of America	Markit Commercial Mortgage-backed	0.035%	USD	200,000	12,990	02/17/2051	1
	Securities North America Index
Bank of America	Markit Commercial Mortgage-backed	0.035%	USD	200,000	11,498	02/13/2049	(10,475)
	Securities North America Index
Bank of America	Markit CDX Emerging Market Index - Series 14	5.000%	USD	(650,000)	(87,313)	12/20/2015	(475)

							$ (13,561)

See notes to Schedule of Investments.
38

Consolidated Schedule of Investments	September 30, 2010 (Unaudited)

AQR RISK PARITY FUND

Interest rate swap contracts outstanding as of September 30, 2010

COUNTERPARTY	PAYMENTS MADE BY THE FUND	FIXED ANNUAL RATE RECEIVED BY THE FUND	NOTIONAL AMOUNT	TERMINATION DATE	NET UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	12 month Warsaw Interbank Offered Rate	6.300%	$43,955,931	03/16/2016	$ 1,295
The Royal Bank of Scotland	3 month Hong Kong Interbank Offer Rate	1.748%	2,760,959	03/16/2016	(590)
The Royal Bank of Scotland	3 month South Korea Interbank Offered Rate	3.750%	1,455,153,531	03/16/2016	6,054
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	1.815%	365,898	03/16/2016	(142)
The Royal Bank of Scotland	12 month Warsaw Interbank Offered Rate	4.940%	2,060,979	03/16/2016	(396)
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	7.155%	3,282,843	03/16/2016	(1,643)
The Royal Bank of Scotland	12 month Paris Interbank Offered Rate	2.210%	5,438,792	03/16/2016	(1,066)

					$ 3,512

Synthetic swap contracts outstanding as of September 30, 2010

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)
Merrill Lynch	Australia 10-Year Bond Future	12/15/2010	$104,392	$ (124)
Merrill Lynch	10-Year Japanese Government Bond	12/09/2010	3,436,794	(762)
Merrill Lynch	10-Year U.S. Treasury Note	12/21/2010	3,288,542	(11,324)
Merrill Lynch	Euro - Bund Futures	12/08/2010	2,339,551	(10,316)
Merrill Lynch	KOSPI 200 Futures	12/09/2010	213,613	156
Merrill Lynch	Long Gilt	12/29/2010	589,022	(3,139)

				$ (25,509)

Open futures contracts outstanding at September 30, 2010:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2010	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
1	Amsterdam Index	October 15, 2010	$91,136	$91,134	$(2)
2	Brent FIN Last Day	December 16, 2010	165,600	165,940	340
4	CAC40 10 Euro	October 15, 2010	202,993	202,306	(687)
2	Coffee “C” Futures	March 21, 2011	140,292	138,412	(1,880)
5	Corn Futures	March 14, 2011	125,324	127,062	1,738
4	Cotton No.2 Futures	March 9, 2011	201,799	200,920	(879)
1	DAX Index	December 17, 2010	212,379	212,701	322
18	E-mini S&P 500 Futures	December 17, 2010	1,031,651	1,023,030	(8,621)
1	E-mini S&P MidCap 400 Futures	December 17, 2010	80,372	80,010	(362)
3	FTSE 100 Index Futures	December 17, 2010	260,687	260,589	(98)
2	FTSE/JSE Top 40 Index	December 15, 2010	74,371	75,630	1,259
6	Globex Crude Oil Futures	December 17, 2010	488,220	490,860	2,640
1	Globex RBOB Gasoline	December 30, 2010	85,743	86,671	928
4	Gold 100 OZ Futures	February 24, 2011	526,818	524,560	(2,258)
2	H-SHARES Index Futures	October 28, 2010	159,705	159,482	(223)
1	IBEX 35 Index	October 15, 2010	141,304	142,303	999
1	Live Cattle Futures	February 28, 2011	40,253	40,700	447
1	LME Copper Futures	March 14, 2011	201,251	200,350	(901)
3	LME PRI Aluminum Futures	March 14, 2011	177,004	177,563	559
4	MSCI Taiwan Stock Index Futures	October 28, 2010	116,248	116,400	152

See notes to Schedule of Investments.
39

Consolidated Schedule of Investments	September 30, 2010 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2010	NET UNREALIZED APPRECIATION (DEPRECATION)
Long Contracts: (continued)
12	Natural Gas Swaps	December 28, 2010	$129,750	$128,820	$(930)
1	RUSSELL 2000 Mini	December 17, 2010	67,972	67,450	(522)
1	SGX MSCI Singapore Index Futures	October 28, 2010	55,619	55,327	(292)
5	SGX S&P CNX Nifty Index Futures	October 28, 2010	60,253	60,270	17
3	Soybean Futures	March 14, 2011	167,569	168,412	843
4	Sugar #11 (World Markets)	April 29, 2011	100,876	97,574	(3,302)
2	TOPIX Index	December 9, 2010	202,209	198,012	(4,197)
3	Wheat Futures	March 14, 2011	105,307	106,050	743

					$(14,167)

Cash held as collateral with broker for futures contracts was $95,344 at September 30, 2010.

Forward foreign currency exchange contracts outstanding as of September 30, 2010:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2010	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 12/15/10	The Royal Bank of Scotland	BRL	600,000	$349,101	$349,158	$57
Israeli Shekel, Expiring 12/15/10	The Royal Bank of Scotland	ILS	900,000	247,862	246,750	(1,112)
Korean Won,
Expiring 12/15/10	The Royal Bank of Scotland	KRW	288,900,000	252,509	252,568	59
Mexican Peso,
Expiring 12/15/10	The Royal Bank of Scotland	MXN	5,400,000	427,687	425,669	(2,018)
Singapore Dollar,
Expiring 12/15/10	The Royal Bank of Scotland	SGD	400,000	303,698	304,150	452
Turkish Lira,
Expiring 12/15/10	The Royal Bank of Scotland	TRY	400,000	272,769	273,116	347
Taiwanese Dollar,
Expiring 12/15/10	The Royal Bank of Scotland	TWD	7,900,000	254,740	253,138	(1,602)
South African Rand,
Expiring 12/15/10	The Royal Bank of Scotland	ZAR	1,600,000	227,330	226,874	(456)

				$2,335,696	$2,331,423	$(4,273)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2010	UNREALIZED (DEPRECIATION)
Euro, Expiring 12/15/10	The Royal Bank of Scotland	EUR	(800,000)	$(1,089,337)	$(1,090,024)	$(687)

				$1,246,359	$1,241,399	$(4,960)

BRL — Brazilian Real

EUR — Euro

GBP — British Pound

ILS — Israeli Shekel

KRW — Korean Won

MXN — Mexican Peso

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — US Dollar

ZAR — South African Rand

See notes to Schedule of Investments.
40

Schedule of Investments	September 30, 2010 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 3)
COMMON STOCKS - 90.3%
Consumer Discretionary - 18.3%
Advance Auto Parts, Inc.	600	$35,208
Amazon.com, Inc.†	6,900	1,083,714
AutoNation, Inc.†	1,100	25,575
AutoZone, Inc.†	700	160,237
Big Lots, Inc.†	800	26,600
BorgWarner, Inc.†	1,000	52,620
Brunswick Corp.(a)	1,000	15,220
Cablevision Systems Corp., Class A	3,900	102,141
CarMax, Inc.†(a)	1,900	52,934
CBS Corp., Class B	2,500	39,650
Chipotle Mexican Grill, Inc.†(a)	600	103,200
Cinemark Holdings, Inc.(a)	700	11,270
Clear Channel Outdoor Holdings, Inc., Class A†	2,800	32,004
Coach, Inc.	807	34,669
Dana Holding Corp.†(a)	1,400	17,248
Darden Restaurants, Inc.	1,200	51,336
Deckers Outdoor Corp.†(a)	100	4,996
Dick’s Sporting Goods, Inc.†(a)	700	19,628
Dillard’s, Inc., Class A(a)	500	11,820
DIRECTV, Class A†	15,300	636,939
Discovery Communications, Inc., Class A†(a)	3,766	164,009
Dollar Tree, Inc.†	2,500	121,900
Family Dollar Stores, Inc.	1,300	57,408
Federal-Mogul Corp.†	700	13,237
Ford Motor Co.†(a)	57,143	699,430
Fossil, Inc.†	1,600	86,064
Gentex Corp.(a)	2,900	56,579
Guess?, Inc.(a)	700	28,441
Harley-Davidson, Inc.	1,600	45,504
Hasbro, Inc.	2,300	102,373
HSN, Inc.†(a)	1,300	38,870
Interpublic Group of Cos., Inc.†	4,100	41,123
Jarden Corp.	400	12,452
Las Vegas Sands Corp.†(a)	10,200	355,470
Leggett & Platt, Inc.	1,500	34,140
Lennar Corp., Class A(a)	500	7,690
Liberty Global, Inc., Class A†(a)	4,100	126,321
Liberty Media Corp. - Capital, Series A†	1,500	78,090
Liberty Media Corp. - Interactive, Series A†	3,100	42,501
Life Time Fitness, Inc.†	200	7,894
Ltd. Brands, Inc.	4,900	131,222
Macy’s, Inc.(a)	3,200	73,888
Marriott International, Inc., Class A	5,200	186,316
Mattel, Inc.	3,800	89,148
McDonald’s Corp.	19,500	1,452,945
MGM Resorts International†(a)	3,000	33,840
NetFlix, Inc.†(a)	1,000	162,160
Newell Rubbermaid, Inc.(a)	2,900	51,649
Nordstrom, Inc.	500	18,600
O’Reilly Automotive, Inc.†	1,500	79,800
Panera Bread Co., Class A†(a)	400	35,444
PetSmart, Inc.(a)	2,000	70,000
Phillips-Van Heusen Corp.	400	24,064
Polaris Industries, Inc.(a)	200	13,020
Polo Ralph Lauren Corp.	300	26,958
priceline.com, Inc.†	726	252,895
Royal Caribbean Cruises Ltd.†	800	25,224

	SHARES	VALUE (Note 3)
Consumer Discretionary - 18.3% (continued)
Scripps Networks Interactive, Inc., Class A	500	$23,790
Sirius XM Radio, Inc.†	29,000	34,800
Sotheby’s(a)	1,400	51,548
Stanley Black & Decker, Inc.	2,900	177,712
Starbucks Corp.	3,134	80,168
Starwood Hotels & Resorts Worldwide, Inc.	3,100	162,905
Tempur-Pedic International, Inc.†	900	27,900
Tiffany & Co.(a)	1,300	61,087
Time Warner Cable, Inc.	6,400	345,536
Tractor Supply Co.(a)	1,000	39,660
TRW Automotive Holdings Corp.†(a)	2,400	99,744
Tupperware Brands Corp.(a)	800	36,608
Urban Outfitters, Inc.†	700	22,008
Valassis Communications, Inc.†(a)	500	16,945
Viacom, Inc., Class B	2,400	86,856
Virgin Media, Inc.(a)	6,500	149,630
Walt Disney Co.	32,000	1,059,520
Whirlpool Corp.(a)	900	72,864
Williams-Sonoma, Inc.(a)	1,500	47,550
Wyndham Worldwide Corp.	2,000	54,940
Wynn Resorts Ltd.(a)	1,900	164,863
Yum! Brands, Inc.	6,800	313,208

		10,493,520

Consumer Staples - 8.4%
Altria Group, Inc.	36,500	876,730
Brown-Forman Corp., Class B	3,000	184,920
Campbell Soup Co.	7,600	271,700
Coca-Cola Enterprises, Inc.	9,923	307,613
Corn Products International, Inc.	900	33,750
Cosan Ltd., Class A (Brazil)	1,000	11,590
Dr Pepper Snapple Group, Inc.	5,000	177,600
Estee Lauder Cos., Inc., Class A(a)	3,000	189,690
Green Mountain Coffee Roasters, Inc.†	2,000	62,380
Hansen Natural Corp.†	1,700	79,254
Herbalife Ltd. (Cayman Islands)	1,200	72,420
Hershey Co.	4,200	199,878
HJ Heinz Co.	6,800	322,116
Hormel Foods Corp.	3,000	133,800
Kraft Foods, Inc., Class A	30,900	953,574
McCormick & Co., Inc.	3,300	138,732
Mead Johnson Nutrition Co.	3,600	204,876
Nu Skin Enterprises, Inc., Class A(a)	600	17,280
Reynolds American, Inc.	5,100	302,889
Sara Lee Corp.	7,900	106,097
Smithfield Foods, Inc.†	1,600	26,928
TreeHouse Foods, Inc.†(a)	200	9,220
Tyson Foods, Inc., Class A	6,100	97,722
United Natural Foods, Inc.†	800	26,512
Whole Foods Market, Inc.†(a)	300	11,133

		4,818,404

Energy - 4.1%
Brigham Exploration Co.†(a)	2,600	48,750
CARBO Ceramics, Inc.	400	32,400
Cimarex Energy Co.	1,100	72,798
Concho Resources, Inc.†	1,700	112,489

See notes to Schedule of Investments.
41

Schedule of Investments	September 30, 2010 (Unaudited)

AQR MOMENTUM FUND

		VALUE
	SHARES	(Note 3)
Energy - 4.1% (continued)
ConocoPhillips	24,600	$1,412,778
Continental Resources, Inc.†	400	18,544
EOG Resources, Inc.	100	9,297
FMC Technologies, Inc.†	2,100	143,409
Forest Oil Corp.†(a)	1,100	32,670
Newfield Exploration Co.†	1,400	80,416
Oil States International, Inc.†	400	18,620
Pioneer Natural Resources Co.	1,600	104,048
RPC, Inc.	1,400	29,624
SM Energy Co.	1,600	59,936
Sunoco, Inc.	900	32,850
Whiting Petroleum Corp.†(a)	1,100	105,061

		2,313,690

Financials - 11.0%
Alexandria Real Estate Equities, Inc. REIT(a)	600	42,000
Alleghany Corp.†	100	30,303
American Campus Communities, Inc. REIT	900	27,396
American Capital Ltd.†(a)	2,400	13,944
American Express Co.	20,100	844,803
AmeriCredit Corp.†	200	4,892
Ameriprise Financial, Inc.	4,100	194,053
Apartment Investment & Management Co., Class A REIT	1,000	21,380
Arch Capital Group Ltd. (Bermuda)†	1,400	117,320
Ares Capital Corp.(a)	3,600	56,340
Assurant, Inc.	1,100	44,770
AvalonBay Communities, Inc. REIT(a)	1,500	155,895
Boston Properties, Inc. REIT(a)	2,500	207,800
BRE Properties, Inc. REIT	700	29,050
Camden Property Trust REIT(a)	700	33,579
CB Richard Ellis Group, Inc., Class A†	4,600	84,088
CBL & Associates Properties, Inc. REIT(a)	1,200	15,672
City National Corp.(a)	500	26,535
CNA Financial Corp.†	800	22,392
Comerica, Inc.	2,100	78,015
Credit Acceptance Corp.†	500	30,280
Digital Realty Trust, Inc. REIT(a)	1,400	86,380
Douglas Emmett, Inc. REIT(a)	1,300	22,763
DuPont Fabros Technology, Inc. REIT	1,300	32,695
East West Bancorp, Inc.(a)	1,700	27,676
Entertainment Properties Trust REIT	1,000	43,180
Equity Lifestyle Properties, Inc. REIT	700	38,136
Equity Residential REIT	5,100	242,607
Erie Indemnity Co., Class A	1,200	67,272
Essex Property Trust, Inc. REIT(a)	700	76,608
Federal Realty Investment Trust REIT	1,300	106,158
Fifth Third Bancorp(a)	8,500	102,255
Genworth Financial, Inc., Class A†	300	3,666
Hartford Financial Services Group, Inc.	800	18,360
HCP, Inc. REIT(a)	5,500	197,890
Health Care REIT, Inc.	2,200	104,148
Healthcare Realty Trust, Inc. REIT	1,100	25,729
Home Properties, Inc. REIT	1,100	58,190
Host Hotels & Resorts, Inc. REIT	4,300	62,264
Huntington Bancshares, Inc.(a)	1,100	6,237
Jones Lang LaSalle, Inc.(a)	700	60,389
Kimco Realty Corp. REIT	3,700	58,275

		VALUE
	SHARES	(Note 3)
Financials - 11.0% (continued)
M&T Bank Corp.	2,200	$179,982
Macerich Co. REIT(a)	1,802	77,396
Mack-Cali Realty Corp. REIT(a)	400	13,084
MBIA, Inc.†	2,100	21,105
Mid-America Apartment Communities, Inc. REIT	900	52,452
National Retail Properties, Inc. REIT	2,200	55,242
Nationwide Health Properties, Inc. REIT	2,500	96,675
New York Community Bancorp, Inc.(a)	9,700	157,625
Omega Healthcare Investors, Inc. REIT	2,200	49,390
Plum Creek Timber Co., Inc. REIT	2,500	88,250
Progressive Corp.	9,800	204,526
ProLogis REIT(a)	700	8,246
Prudential Financial, Inc.	200	10,836
Public Storage REIT	3,700	359,048
Rayonier, Inc. REIT	1,500	75,180
Realty Income Corp. REIT	2,700	91,044
Senior Housing Properties Trust REIT	2,400	56,400
Simon Property Group, Inc. REIT	5,300	491,522
SL Green Realty Corp. REIT(a)	900	56,997
SLM Corp.†	4,600	53,130
Tanger Factory Outlet Centers REIT	1,000	47,140
Taubman Centers, Inc. REIT(a)	500	22,305
UDR, Inc. REIT(a)	1,700	35,904
Unum Group	400	8,860
Ventas, Inc. REIT	2,600	134,082
Vornado Realty Trust REIT	3,400	290,802
Weingarten Realty Investors REIT(a)	300	6,546

		6,265,154

Health Care - 5.2%
Alexion Pharmaceuticals, Inc.†	1,700	109,412
AMERIGROUP Corp.†	600	25,482
AmerisourceBergen Corp.	6,100	187,026
Amylin Pharmaceuticals, Inc.†	2,000	41,700
Brookdale Senior Living, Inc.†(a)	800	13,048
Cardinal Health, Inc.	3,700	122,248
Catalyst Health Solutions, Inc.†	800	28,168
Community Health Systems, Inc.†(a)	2,200	68,134
Cooper Cos., Inc.(a)	500	23,110
Dendreon Corp.†	2,367	97,473
Edwards Lifesciences Corp.†	2,000	134,100
Endo Pharmaceuticals Holdings, Inc.†	2,000	66,480
Health Net, Inc.†	1,900	51,661
Hill-Rom Holdings, Inc.(a)	500	17,945
Human Genome Sciences, Inc.†(a)	3,500	104,265
Humana, Inc.†	2,500	125,600
Incyte Corp. Ltd.†(a)	1,300	20,787
Intuitive Surgical, Inc.†	400	113,496
Magellan Health Services, Inc.†	600	28,344
McKesson Corp.	2,600	160,628
Medicis Pharmaceutical Corp., Class A	1,400	41,510
Mylan, Inc.†(a)	3,400	63,954
Perrigo Co.	2,300	147,706
Regeneron Pharmaceuticals, Inc.†(a)	700	19,180
ResMed, Inc.†(a)	2,000	65,620
Salix Pharmaceuticals Ltd.†(a)	1,500	59,580

See notes to Schedule of Investments.
42

Schedule of Investments	September 30, 2010 (Unaudited)

AQR MOMENTUM FUND

		VALUE
	SHARES	(Note 3)
Health Care - 5.2% (continued)
SXC Health Solutions Corp.†	1,500	$54,705
UnitedHealth Group, Inc.	17,800	624,958
Varian Medical Systems, Inc.†	1,500	90,750
Warner Chilcott plc, Class A (Ireland)	6,900	154,836
Watson Pharmaceuticals, Inc.†	2,900	122,699

		2,984,605

Industrials - 14.5%
Acuity Brands, Inc.(a)	500	22,120
AGCO Corp.†	700	27,307
Alaska Air Group, Inc.†	300	15,309
Amerco, Inc.†	300	23,844
AMETEK, Inc.	1,300	62,101
Armstrong World Industries, Inc.†(a)	400	16,604
BE Aerospace, Inc.†(a)	900	27,279
Boeing Co.	12,700	845,058
Bucyrus International, Inc.	1,400	97,090
Caterpillar, Inc.(a)	10,600	834,008
Crane Co.	700	26,558
CSX Corp.	6,600	365,112
Cummins, Inc.	3,500	317,030
Deere & Co.	6,700	467,526
Delta Air Lines, Inc.†	11,200	130,368
Donaldson Co., Inc.	600	28,278
Dover Corp.	2,100	109,641
Eaton Corp.	2,900	239,221
Emerson Electric Co.	13,400	705,644
Fastenal Co.(a)	2,400	127,656
FedEx Corp.	1,400	119,700
Gardner Denver, Inc.	300	16,104
Goodrich Corp.	1,500	110,595
IHS, Inc., Class A†	900	61,200
Joy Global, Inc.	1,100	77,352
Kansas City Southern†	900	33,669
Kennametal, Inc.(a)	400	12,372
MSC Industrial Direct Co., Class A(a)	300	16,212
Nordson Corp.(a)	300	22,107
Norfolk Southern Corp.	6,500	386,815
Owens Corning†	1,400	35,882
Parker Hannifin Corp.	1,700	119,102
Precision Castparts Corp.	1,300	165,555
Regal-Beloit Corp.(a)	400	23,476
Rockwell Automation, Inc.	2,200	135,806
RR Donnelley & Sons Co.	1,400	23,744
Ryder System, Inc.(a)	500	21,385
Seaboard Corp.	21	37,191
Snap-On, Inc.	600	27,906
Southwest Airlines Co.(a)	4,600	60,122
Stericycle, Inc.†	1,700	118,116
Terex Corp.†	1,200	27,504
Textron, Inc.(a)	1,400	28,784
Timken Co.	1,200	46,032
TransDigm Group, Inc.(a)	1,200	74,460
Union Pacific Corp.	8,000	654,400
United Parcel Service, Inc., Class B	16,800	1,120,392
US Airways Group, Inc.†	2,800	25,900
WABCO Holdings, Inc.†	500	20,970
Waste Connections, Inc.†	1,500	59,490
WESCO International, Inc.†(a)	500	19,645

		VALUE
	SHARES	(Note 3)
Industrials - 14.5% (continued)
WW Grainger, Inc.	900	$107,199

		8,296,941

Information Technology - 14.3%
Acme Packet, Inc.†(a)	1,200	45,528
Advanced Micro Devices, Inc.†(a)	1,100	7,821
Agilent Technologies, Inc.†	2,200	73,414
Akamai Technologies, Inc.†	2,800	140,504
Alliance Data Systems Corp.†(a)	100	6,526
Altera Corp.	2,900	87,464
Apple, Inc.†	14,357	4,073,799
Aruba Networks, Inc.†	1,200	25,608
Atheros Communications, Inc.†(a)	900	23,715
Atmel Corp.†	3,200	25,472
Autodesk, Inc.†	4,400	140,668
Citrix Systems, Inc.†	2,700	184,248
Cognizant Technology Solutions Corp., Class A†	5,400	348,138
Concur Technologies, Inc.†	700	34,608
Cree, Inc.†(a)	1,085	58,905
Dolby Laboratories, Inc., Class A†(a)	1,400	79,534
F5 Networks, Inc.†(a)	1,566	162,566
Gartner, Inc.†	1,600	47,104
Harris Corp.	600	26,574
IAC/InterActiveCorp†	1,200	31,524
Informatica Corp.†(a)	1,200	46,092
Intuit, Inc.†	5,300	232,193
JDS Uniphase Corp.†	1,800	22,302
Lexmark International, Inc., Class A†	2,000	89,240
Loral Space & Communications, Inc.†	500	26,100
MICROS Systems, Inc.†	1,000	42,330
NetApp, Inc.†	6,200	308,698
Oclaro, Inc.†(a)	1,700	27,217
Quest Software, Inc.†	1,100	27,049
Rambus, Inc.†	1,200	25,008
Red Hat, Inc.†	2,400	98,400
Riverbed Technology, Inc.†	800	36,464
Rovi Corp.†(a)	1,900	95,779
Salesforce.com, Inc.†	2,100	234,780
SanDisk Corp.†	3,800	139,270
Skyworks Solutions, Inc.†(a)	3,900	80,652
Solera Holdings, Inc.	1,300	57,408
SuccessFactors, Inc.†(a)	900	22,599
Tellabs, Inc.	4,300	32,035
Teradata Corp.†	1,700	65,552
Teradyne, Inc.†(a)	1,100	12,254
TIBCO Software, Inc.†(a)	3,300	58,542
Trimble Navigation Ltd.†	700	24,528
Veeco Instruments, Inc.†(a)	200	6,974
VeriFone Systems, Inc.†(a)	1,400	43,498
VeriSign, Inc.†	3,000	95,220
VMware, Inc., Class A†	6,800	577,592
WebMD Health Corp.†	1,000	49,870

		8,201,366

Materials - 5.4%
Albemarle Corp.	1,800	84,258
Allegheny Technologies, Inc.(a)	1,500	69,675
Allied Nevada Gold Corp.†(a)	2,000	53,000
Ashland, Inc.	100	4,877

See notes to Schedule of Investments.
43

Schedule of Investments	September 30, 2010 (Unaudited)

AQR MOMENTUM FUND

		VALUE
	SHARES	(Note 3)
Materials - 5.4% (continued)
Cabot Corp.	300	$9,771
Cliffs Natural Resources, Inc.(a)	2,000	127,840
Compass Minerals International, Inc.	500	38,310
Cytec Industries, Inc.	300	16,914
Dow Chemical Co.(a)	1,500	41,190
E.I. du Pont de Nemours & Co.	16,300	727,306
Eastman Chemical Co.	1,700	125,800
Huntsman Corp.	500	5,780
International Flavors & Fragrances, Inc.	800	38,816
Kronos Worldwide, Inc.†	600	23,904
Lubrizol Corp.	1,256	133,098
MeadWestvaco Corp.	600	14,628
Mosaic Co.	7,300	428,948
NewMarket Corp.(a)	100	11,368
Newmont Mining Corp.	9,200	577,852
PPG Industries, Inc.	3,000	218,400
Rockwood Holdings, Inc.†(a)	1,200	37,764
RPM International, Inc.(a)	1,100	21,912
Sherwin-Williams Co.	1,400	105,196
Solutia, Inc.†(a)	1,200	19,224
Titanium Metals Corp.†	2,900	57,884
Valhi, Inc.(a)	700	14,210
Walter Energy, Inc.	1,000	81,290
WR Grace & Co.†(a)	300	8,382

		3,097,597

Telecommunication Services - 1.6%
American Tower Corp., Class A†	6,400	328,064
Crown Castle International Corp.†(a)	5,700	251,655
NII Holdings, Inc.†	2,500	102,750
SBA Communications Corp., Class A†	1,500	60,450
tw telecom inc†	1,400	25,998
Windstream Corp.	10,500	129,045

		897,962

Utilities - 7.5%
Alliant Energy Corp.	2,600	94,510
Ameren Corp.	2,000	56,800
American Electric Power Co., Inc.	7,900	286,217
American Water Works Co., Inc.	2,800	65,156
Aqua America, Inc.	1,600	32,640
CenterPoint Energy, Inc.	5,600	88,032
Cleco Corp.	1,200	35,544
CMS Energy Corp.	1,700	30,634
Consolidated Edison, Inc.	5,600	270,032
Dominion Resources, Inc.	11,100	484,626
DTE Energy Co.	4,800	220,464
Hawaiian Electric Industries, Inc.	3,200	72,128
IDACORP, Inc.	1,000	35,920
Integrys Energy Group, Inc.(a)	2,800	145,768
ITC Holdings Corp.	900	56,025
Nicor, Inc.	800	36,656
NiSource, Inc.	3,900	67,860
Northeast Utilities	2,900	85,753

		VALUE
	SHARES	(Note 3)
Utilities - 7.5% (continued)
NSTAR	2,700	$106,245
OGE Energy Corp.	1,900	75,753
Oneok, Inc.	2,000	90,080
Pepco Holdings, Inc.	2,500	46,500
PG&E Corp.	7,800	354,276
Piedmont Natural Gas Co., Inc.	1,800	52,200
Pinnacle West Capital Corp.	2,200	90,794
Progress Energy, Inc.	5,500	244,310
SCANA Corp.	2,500	100,800
Southern Co.	15,600	580,944
TECO Energy, Inc.	2,500	43,300
Westar Energy, Inc.	1,800	43,614
Wisconsin Energy Corp.	2,300	132,940
Xcel Energy, Inc.	8,100	186,057

		4,312,578

TOTAL COMMON STOCKS
(Cost $48,360,672)		51,681,817

MONEY MARKET FUNDS - 24.1%
Dreyfus Institutional Cash Advantage Fund, 0.001%(2)(b)	5,066	5,066
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.162%(2)(b)(c)	13,807,811	13,807,811

TOTAL MONEY MARKET FUNDS
(Cost $13,812,877; includes $6,615,486 of cash collateral received for securities on loan)		13,812,877

TOTAL INVESTMENTS - 114.4%
(Cost $62,173,549)		65,494,694

LIABILITIES IN EXCESS OF OTHER ASSETS - (14.4%) (d)		(8,238,070)

NET ASSETS - 100.0%		$57,256,624

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $6,436,645; cash collateral of $6,615,486 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of September 30, 2010.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Includes (depreciation) on futures contracts.

All securities are Level 1, unless noted otherwise in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.
44

Schedule of Investments	September 30, 2010 (Unaudited)

AQR MOMENTUM FUND

Open futures contracts outstanding at September 30, 2010:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2010	NET UNREALIZED DEPRECIATION
Long Contracts:
47	E-mini S&P 500 Futures	December 17, 2010	$2,684,051	$2,671,245	$(12,806)

					$(12,806)

Cash held as collateral with broker for futures contracts was $211,500 at September 30, 2010.

See notes to Schedule of Investments.
45

Schedule of Investments	September 30, 2010 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
COMMON STOCKS - 90.5%
Consumer Discretionary - 13.5%
99 Cents Only Stores†	3,800	$71,744
AFC Enterprises, Inc.†	1,800	22,320
AH Belo Corp., Class A†	500	3,535
American Axle & Manufacturing Holdings, Inc.†	4,900	44,198
Amerigon, Inc.†	1,300	13,390
Arbitron, Inc.	1,600	44,752
Ballantyne Strong, Inc.†	500	4,325
Biglari Holdings, Inc.†	121	39,767
BJ’s Restaurants, Inc.†	1,700	47,872
Brown Shoe Co., Inc.(a)	3,500	40,145
Cabela’s, Inc.†	3,000	56,940
Caribou Coffee Co., Inc.†	1,300	13,520
Cato Corp., Class A	1,600	42,816
CEC Entertainment, Inc.†	1,100	37,763
Cheesecake Factory, Inc.†	3,100	82,057
Childrens Place Retail Stores, Inc.†	1,300	63,401
Coinstar, Inc.†	2,000	85,980
Collectors Universe	500	6,735
Cost Plus, Inc.†	500	2,075
CPI Corp.(a)	900	23,292
Cracker Barrel Old Country Store, Inc.	1,700	86,292
CROCS, Inc.†(a)	5,800	75,458
Culp, Inc.†(a)	300	2,940
Dana Holding Corp.†	6,900	85,008
Delta Apparel, Inc.†	300	4,500
Destination Maternity Corp.†	100	3,292
DineEquity, Inc.†	700	31,486
Domino’s Pizza, Inc.†(a)	2,100	27,762
Dorman Products, Inc.†(a)	1,032	31,806
DSW, Inc., Class A†(a)	2,411	69,196
Famous Dave’s Of America, Inc.†	500	4,755
Finish Line, Inc., Class A	2,500	34,775
Gaylord Entertainment Co.†	2,900	88,450
G-III Apparel Group Ltd.†	1,500	47,070
Helen of Troy Ltd. (Bermuda)†	2,700	68,283
hhgregg, Inc.†(a)	2,400	59,424
Hibbett Sports, Inc.†	1,600	39,920
Iconix Brand Group, Inc.†	3,400	59,500
iRobot Corp.†	1,400	25,998
Jo-Ann Stores, Inc.†	2,002	89,189
JOS A Bank Clothiers, Inc.†(a)	1,900	80,959
K12, Inc.†	1,500	43,545
Kenneth Cole Productions, Inc., Class A†	1,900	31,673
Kid Brands, Inc.†	1,100	9,460
Knology, Inc.†	1,700	22,831
Krispy Kreme Doughnuts, Inc.†	3,800	17,404
K-Swiss, Inc., Class A†	1,700	21,675
Landry’s Restaurants, Inc.†	900	22,041
Leapfrog Enterprises, Inc.†	4,200	23,016
Libbey, Inc.†	700	9,219
Life Time Fitness, Inc.†	2,000	78,940
Lifetime Brands, Inc.†	900	13,590
Luby’s, Inc.†	1,000	4,820
Maidenform Brands, Inc.†	1,600	46,160
Monro Muffler Brake, Inc.(a)	1,400	64,554
Morgans Hotel Group Co.†	2,700	19,764
Motorcar Parts of America, Inc.†	600	5,208
National Presto Industries, Inc.	400	42,588
NutriSystem, Inc.	1,600	30,784

	SHARES	VALUE (Note 3)
Consumer Discretionary - 13.5% (continued)
Peet’s Coffee & Tea, Inc.†(a)	1,400	$47,922
Perry Ellis International, Inc.†	1,500	32,775
PF Chang’s China Bistro, Inc.	1,400	64,680
Pier 1 Imports, Inc.†	6,300	51,597
Quiksilver, Inc.†	10,800	42,228
RC2 Corp.†	1,100	23,045
Rentrak Corp.†	500	12,635
Retail Ventures, Inc.†	1,700	18,292
RG Barry Corp.	1,000	10,290
Saks, Inc.†	9,900	85,140
Shiloh Industries, Inc.†	300	2,904
Shutterfly, Inc.†(a)	1,723	44,781
Sinclair Broadcast Group, Inc., Class A†	4,300	30,186
Skechers U.S.A., Inc., Class A†(a)	2,600	61,074
Steinway Musical Instruments, Inc.†	600	10,332
Steven Madden Ltd.†(a)	1,591	65,326
Stoneridge, Inc.†	300	3,153
Summer Infant, Inc.†	1,000	7,820
Texas Roadhouse, Inc.†	4,600	64,676
Timberland Co., Class A†	2,200	43,582
Ulta Salon Cosmetics & Fragrance, Inc.†	3,500	102,200
Unifi, Inc.†	3,600	16,236
US Auto Parts Network, Inc.†	1,100	9,020

		3,119,856

Consumer Staples - 3.6%
B&G Foods, Inc.	2,500	27,300
Boston Beer Co., Inc., Class A†	900	60,183
Cal-Maine Foods, Inc.	1,700	49,266
Craft Brewers Alliance, Inc.†	1,400	10,626
Diamond Foods, Inc.(a)	1,700	69,683
Elizabeth Arden, Inc.†	2,200	43,978
Hain Celestial Group, Inc.†	2,800	67,144
Inter Parfums, Inc.(a)	1,700	29,903
John B. Sanfilippo & Son, Inc.†	800	10,560
Medifast, Inc.†	1,032	27,998
MGP Ingredients, Inc.	1,000	7,850
Nash Finch Co.	900	38,286
National Beverage Corp.	1,100	15,400
Oil-Dri Corp of America	300	6,453
Omega Protein Corp.†	1,800	10,332
Pantry, Inc.†	1,300	31,343
Pricesmart, Inc.	1,400	40,782
Revlon, Inc., Class A†	1,800	22,716
Sanderson Farms, Inc.	1,500	64,935
Schiff Nutrition International, Inc.	2,700	22,140
Star Scientific, Inc.†(a)	6,500	13,650
Vector Group Ltd.	5,000	93,500
WD-40 Co.	1,100	41,822
Weis Markets, Inc.	800	31,304

		837,154

Energy - 6.3%
Abraxas Petroleum Corp.†(a)	5,300	15,052
Apco Oil and Gas International, Inc.	200	6,922
Bristow Group, Inc.†	2,300	82,984
Callon Petroleum Co.†(a)	2,800	13,860
CAMAC Energy, Inc.†	4,900	15,631
Clayton Williams Energy, Inc.†	800	40,472
Complete Production Services, Inc.†	4,400	89,980
Crosstex Energy, Inc.†	3,100	24,490

See notes to Schedule of Investments.
46

Schedule of Investments	September 30, 2010 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Energy - 6.3% (continued)
Enbridge Energy Management LLC†	1,000	$55,170
Energy XXI Bermuda Ltd. (Bermuda)†(a)	3,000	69,330
Evolution Petroleum Corp.†	1,400	8,414
Georesources, Inc.†	1,300	20,670
Green Plains Renewable Energy, Inc.†	3,100	37,541
Gulfport Energy Corp.†(a)	2,600	35,984
Harvest Natural Resources, Inc.†	400	4,168
Houston American Energy Corp.	1,600	16,000
International Coal Group, Inc.†	13,600	72,352
Knightsbridge Tankers Ltd. (Bermuda)	1,100	20,790
Lufkin Industries, Inc.	2,000	87,800
Magellan Petroleum Corp.†	2,900	5,510
Magnum Hunter Resources Corp.†	4,600	19,044
McMoRan Exploration Co.†	5,800	99,818
Miller Petroleum, Inc.†	500	2,695
Newpark Resources, Inc.†	6,300	52,920
Northern Oil and Gas, Inc.†	2,700	45,738
OYO Geospace Corp.†	500	28,940
Petroleum Development Corp.†	1,300	35,880
RAM Energy Resources, Inc.†(a)	2,400	3,744
REX American Resources Corp.†	200	2,898
Rex Energy Corp.†	2,700	34,560
Rosetta Resources, Inc.†	3,900	91,611
Ship Finance International Ltd. (Bermuda)	4,100	79,663
Swift Energy Co.†	2,500	70,200
T-3 Energy Services, Inc.†(a)	1,100	28,765
Teekay Tankers Ltd., Class A (Bermuda)	2,100	27,321
Tesco Corp. (Canada)†	1,900	22,857
Vaalco Energy, Inc.†	3,600	20,664
Venoco, Inc.†(a)	3,200	62,816

		1,453,254

Financials - 16.9%
Abington Bancorp, Inc.	1,200	12,648
Acadia Realty Trust REIT	2,200	41,800
Agree Realty Corp. REIT	800	20,200
American Equity Investment Life Holding Co.(a)	5,700	58,368
Ameris Bancorp†	1,501	14,034
Amtrust Financial Services, Inc.	3,100	45,012
Arlington Asset Investment Corp., Class A(a)	600	13,986
Ashford Hospitality Trust, Inc. REIT†	3,200	28,960
Associated Estates Realty Corp. REIT	2,600	36,348
Astoria Financial Corp.	8,100	110,403
Bancorp Rhode Island, Inc.	200	5,586
Bancorp, Inc.†	1,100	7,359
Bank of the Ozarks, Inc.(a)	1,400	51,926
BGC Partners, Inc., Class A	12,300	73,431
BlackRock Kelso Capital Corp.(a)	5,300	60,950
BofI Holding, Inc.†	800	9,496
Capital Southwest Corp.	100	9,080
CapLease, Inc. REIT(a)	3,900	21,801
Cardinal Financial Corp.	1,900	18,259
Cardtronics, Inc.†	2,600	40,118
Cathay General Bancorp	3,700	43,993
Center Financial Corp.†	4,200	21,378
Cogdell Spencer, Inc. REIT	3,800	24,016

	SHARES	VALUE (Note 3)
Financials - 16.9% (continued)
Colonial Properties Trust REIT	3,600	$58,284
Community Bank System, Inc.	2,400	55,224
Danvers Bancorp, Inc.	1,300	19,929
DiamondRock Hospitality Co. REIT†(a)	7,500	71,175
Dime Community Bancshares, Inc.	2,000	27,700
Dollar Financial Corp.†	1,300	27,131
Eagle Bancorp, Inc.†	1,300	14,924
Eastern Insurance Holdings, Inc.	300	3,129
Education Realty Trust, Inc. REIT	4,200	30,030
Encore Capital Group, Inc.†	1,874	33,770
Enstar Group Ltd. (Bermuda)†	400	29,040
Epoch Holding Corp.	300	3,864
Extra Space Storage, Inc. REIT	5,200	83,408
Ezcorp, Inc., Class A†	3,100	62,124
FBL Financial Group, Inc., Class A	2,500	64,950
Federal Agricultural Mortgage Corp., Class C	1,100	11,902
Financial Institutions, Inc.	500	8,830
First Cash Financial Services, Inc.†	1,900	52,725
First Financial Bancorp(a)	4,000	66,720
First Merchants Corp.	1,700	12,971
First Potomac Realty Trust REIT(a)	2,700	40,500
FNB Corp.	6,000	51,360
FPIC Insurance Group, Inc.†	600	21,054
Gladstone Capital Corp.(a)	1,800	20,286
Gladstone Commercial Corp. REIT	700	12,012
Gladstone Investment Corp.	1,300	8,710
Glimcher Realty Trust REIT	5,000	30,750
Global Indemnity PLC (Ireland)†	800	12,840
Government Properties Income Trust REIT	2,100	56,070
Greenlight Capital Re Ltd., Class A (Cayman Islands)†	1,500	37,530
Hersha Hospitality Trust REIT	7,200	37,296
HFF, Inc., Class A†	2,300	21,344
Horace Mann Educators Corp.	3,300	58,674
Infinity Property & Casualty Corp.	900	43,893
LaBranche & Co., Inc.†	2,600	10,140
Ladenburg Thalmann Financial Services, Inc.†	3,400	3,468
Lexington Realty Trust REIT	10,500	75,180
Main Street Capital Corp.	1,000	15,890
MarketAxess Holdings, Inc.	2,682	45,541
Marlin Business Services Corp.†	300	3,600
MCG Capital Corp.	6,600	38,544
Meadowbrook Insurance Group, Inc.	3,900	34,983
Medical Properties Trust, Inc. REIT	7,300	74,022
Merchants Bancshares, Inc.	200	4,988
Meridian Interstate Bancorp, Inc.†(a)	700	7,378
MidWestOne Financial Group, Inc.	200	2,932
Monmouth Real Estate Investment Corp., Class A REIT	1,700	13,294
MVC Capital, Inc.	1,700	22,049
National Financial Partners Corp.†	2,600	32,942
National Health Investors, Inc. REIT	1,800	79,308
National Interstate Corp.	200	4,354
Nelnet, Inc., Class A	2,600	59,488
NewStar Financial, Inc.†	2,400	17,784
NGP Capital Resources Co.	1,200	10,872
One Liberty Properties, Inc. REIT	800	12,728
OneBeacon Insurance Group Ltd., Class A	2,100	30,009
PennantPark Investment Corp.	5,574	59,140
Pennsylvania Real Estate Investment Trust REIT	2,900	34,394
Portfolio Recovery Associates, Inc.†	1,200	77,580

See notes to Schedule of Investments.
47

Schedule of Investments	September 30, 2010 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Financials - 16.9% (continued)
Post Properties, Inc. REIT	2,300	$64,216
Potlatch Corp. REIT	2,400	81,600
Provident Financial Services, Inc.	3,400	42,024
PS Business Parks, Inc. REIT	1,600	90,512
Ramco-Gershenson Properties Trust REIT	2,000	21,420
Rockville Financial, Inc.	300	3,447
S&T Bancorp, Inc.	2,400	41,808
Safety Insurance Group, Inc.	1,000	42,020
Saul Centers, Inc. REIT	1,000	41,950
Sovran Self Storage, Inc. REIT	2,000	75,800
Sterling Bancorp	1,600	13,904
Strategic Hotels & Resorts, Inc. REIT†	9,500	40,280
Sun Communities, Inc. REIT	1,209	37,116
Sunstone Hotel Investors, Inc. REIT†(a)	5,300	48,071
Susquehanna Bancshares, Inc.(a)	6,200	52,328
Taylor Capital Group, Inc.†(a)	1,000	11,470
TICC Capital Corp.(a)	2,400	24,840
TowneBank	900	13,464
Triangle Capital Corp.	900	14,382
UMH Properties, Inc. REIT	600	6,444
United Bankshares, Inc.	2,500	62,225
United Financial Bancorp, Inc.	900	12,159
United Fire & Casualty Co.	1,300	27,573
Urstadt Biddle Properties, Inc., Class A REIT	2,000	36,160
U-Store-It Trust REIT	8,200	68,470
Virginia Commerce Bancorp, Inc.†(a)	2,000	9,720
Virtus Investment Partners, Inc.†	100	3,026
Washington Banking Co.	900	12,474
Webster Financial Corp.(a)	4,700	82,532
West Bancorp., Inc.†	400	2,520
Winthrop Realty Trust REIT	1,900	23,484
World Acceptance Corp.†	1,000	44,160
WSFS Financial Corp.(a)	800	30,008

		3,911,516

Health Care - 11.5%
Achillion Pharmaceuticals, Inc.†	1,500	4,530
Acorda Therapeutics, Inc.†	2,100	69,342
Air Methods Corp.†	700	29,106
Akorn, Inc.†	5,400	21,816
Alexza Pharmaceuticals, Inc.†	3,300	10,461
Align Technology, Inc.†	3,600	70,488
Alkermes, Inc.†	5,500	80,575
Analogic Corp.	800	35,904
Angiodynamics, Inc.†	1,800	27,432
Antares Pharma, Inc.†(a)	2,000	2,900
Arena Pharmaceuticals, Inc.†	27,200	42,704
Ariad Pharmaceuticals, Inc.†	7,900	30,178
Arqule, Inc.†	2,600	13,390
Array Biopharma, Inc.†	3,300	10,659
Arthrocare Corp.†	1,600	43,488
Assisted Living Concepts, Inc., Class A†(a)	600	18,264
AtriCure, Inc.†	800	6,352
AVANIR Pharmaceuticals, Inc., Class A†	4,700	14,993
AVI BioPharma, Inc.†	7,600	13,984
Bio-Reference Labs, Inc.†	1,700	35,462
BMP Sunstone Corp.†	2,000	15,200

		VALUE
	SHARES	(Note 3)
Health Care - 11.5% (continued)
Caliper Life Sciences, Inc.†(a)	2,500	$9,975
Cepheid, Inc.†	3,900	72,969
Cerus Corp.†(a)	3,200	12,288
Chelsea Therapeutics International Ltd.†	1,900	9,728
Chemed Corp.	1,200	68,364
Corcept Therapeutics, Inc.†	1,100	4,279
Corvel Corp.†	700	29,715
Cyberonics, Inc.†	1,300	34,684
Cytori Therapeutics, Inc.†	2,200	10,758
Delcath Systems, Inc.†	4,400	31,768
DexCom, Inc.†	4,100	54,202
Dionex Corp.†	900	77,796
Ensign Group, Inc.	1,100	19,745
Enzon Pharmaceuticals, Inc.†	3,900	43,875
Exact Sciences Corp.†(a)	3,100	22,444
Five Star Quality Care, Inc.†	3,100	15,655
Health Grades, Inc.†	2,000	16,380
Healthspring, Inc.†	4,100	105,944
HMS Holdings Corp.†	1,600	94,304
Idenix Pharmaceuticals, Inc.†	7,300	22,630
Impax Laboratories, Inc.†	3,900	77,220
Insulet Corp.†	2,700	38,178
Jazz Pharmaceuticals, Inc.†	3,200	34,336
Keryx Biopharmaceuticals, Inc.†	4,800	23,088
MAKO Surgical Corp.†	2,500	23,950
Maxygen, Inc.†	350	2,026
Medidata Solutions, Inc.†	1,300	24,960
Medtox Scientific, Inc.†	500	5,815
Metabolix, Inc.†	1,900	23,902
Metropolitan Health Networks, Inc.†	900	3,420
Molina Healthcare, Inc.†	1,500	40,485
Momenta Pharmaceuticals, Inc.†	2,500	37,625
MWI Veterinary Supply, Inc.†	700	40,404
Nabi Biopharmaceuticals†	2,900	13,920
Nektar Therapeutics†(a)	5,410	79,906
Neogen Corp.†	1,300	44,005
Neuralstem, Inc.†(a)	1,100	2,772
Neurocrine Biosciences, Inc.†	2,600	15,756
NPS Pharmaceuticals, Inc.†	2,900	19,836
NxStage Medical, Inc.†	2,700	51,570
Pain Therapeutics, Inc.†	1,500	9,270
Par Pharmaceutical Cos., Inc.†	2,300	66,884
Parexel International Corp.†	3,900	90,207
PDI, Inc.†	700	6,118
Pharmacyclics, Inc.†	4,100	33,046
Pharmasset, Inc.†	1,800	53,100
Providence Service Corp.†	300	4,917
Pure Bioscience†	900	2,079
Questcor Pharmaceuticals, Inc.†(a)	3,700	36,704
Rural/Metro Corp.†	1,500	12,765
Sequenom, Inc.†(a)	4,100	28,741
Somaxon Pharmaceuticals, Inc.†(a)	2,700	10,503
SonoSite, Inc.†	800	26,808
Staar Surgical Co.†	500	2,705
Universal American Corp.	4,600	67,850
Vascular Solutions, Inc.†	1,300	14,924
Viropharma, Inc.†	6,100	90,951
Volcano Corp.†	3,100	80,538
ZIOPHARM Oncology, Inc.†	3,300	12,375
Zoll Medical Corp.†	1,700	54,859

		2,663,249

See notes to Schedule of Investments.
48

Schedule of Investments	September 30, 2010 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

		VALUE
	SHARES	(Note 3)
Industrials - 10.8%
3D Systems Corp.†	1,100	$17,281
AAON, Inc.	800	18,816
Acacia Research - Acacia
Technologies†	2,326	40,937
Actuant Corp., Class A	3,700	84,952
Advisory Board Co.†	900	39,735
Air Transport Services Group, Inc.†	4,000	24,360
Alamo Group, Inc.	900	20,097
Altra Holdings, Inc.†(a)	1,900	27,987
Applied Energetics, Inc.†(a)	2,000	2,240
Applied Industrial Technologies, Inc.	2,000	61,200
ArvinMeritor, Inc.†(a)	6,100	94,794
Astronics Corp.†	700	12,215
Atlas Air Worldwide Holdings, Inc.†	1,800	90,540
Barrett Business Services, Inc.	500	7,595
Blount International, Inc.†	2,200	28,006
CAI International, Inc.†	1,100	16,687
Cascade Corp.	600	19,080
Casella Waste Systems, Inc., Class A†	1,300	5,460
Ceradyne, Inc.†	1,300	30,355
Colfax Corp.†	2,700	40,149
Commercial Vehicle Group, Inc.†(a)	1,200	12,216
Consolidated Graphics, Inc.†	700	29,015
Corporate Executive Board Co.	2,600	82,056
DigitalGlobe, Inc.†	2,900	88,160
DXP Enterprises, Inc.†	600	11,388
EnPro Industries, Inc.†(a)	1,900	59,432
Esterline Technologies Corp.†	1,400	80,122
Franklin Electric Co., Inc.	1,200	39,792
GeoEye, Inc.†	1,200	48,576
Hawk Corp., Class A†	500	21,635
Healthcare Services Group, Inc.	2,700	61,533
HEICO Corp.	1,600	73,024
Herley Industries, Inc.†	700	11,550
HUB Group, Inc., Class A†	2,000	58,520
II-VI, Inc.†	1,900	70,927
Industrial Services of America, Inc.†	400	6,152
Interface, Inc., Class A(a)	3,200	45,536
Kadant, Inc.†(a)	1,100	20,801
Knoll, Inc.	2,400	37,224
Kratos Defense & Security Solutions, Inc.†	1,200	12,780
Ladish Co., Inc.†	1,100	34,243
LMI Aerospace, Inc.†	1,000	15,920
Lydall, Inc.†	400	2,944
M&F Worldwide Corp.†	1,100	26,785
Macquarie Infrastructure Co. LLC†	2,500	38,750
Marten Transport Ltd.	1,300	30,134
Miller Industries, Inc.(a)	1,400	18,942
NACCO Industries, Inc., Class A	400	34,956
National Technical Systems, Inc.	800	6,160
NN, Inc.†	1,900	15,675
Old Dominion Freight Line, Inc.†	3,000	76,260
Pacer International, Inc.†	2,600	15,704
PAM Transportation Services, Inc.†	200	2,516
PMFG, Inc.†	800	13,640
Polypore International, Inc.†	2,600	78,416
PowerSecure International, Inc.†	400	3,704
Quality Distribution, Inc.†	500	3,185
Quanex Building Products Corp.	3,400	58,718
Raven Industries, Inc.	800	30,312

		VALUE
	SHARES	(Note 3)
Industrials - 10.8% (continued)
RBC Bearings, Inc.†	1,000	$33,980
Satcon Technology Corp.†	3,500	13,160
Sauer-Danfoss, Inc.†	2,400	51,096
Schawk, Inc.	1,500	27,690
Standex International Corp.	900	21,771
TAL International Group, Inc.(a)	2,100	50,862
Textainer Group Holdings Ltd.	2,900	77,546
Thermadyne Holdings Corp.†	300	4,239
Titan International, Inc.	1,200	16,284
Titan Machinery, Inc.†	900	14,670
Tredegar Corp.	1,300	24,674
Trex Co., Inc.†	1,000	19,070
Trimas Corp.†(a)	1,900	28,215
Vicor Corp.	1,900	27,759
Wabash National Corp.†	3,000	24,270

		2,495,175

Information Technology - 17.9%
ACI Worldwide, Inc.†	1,800	40,302
Actel Corp.†	1,100	17,545
Acxiom Corp.†	6,400	101,504
Advent Software, Inc.†	1,400	73,066
Amtech Systems, Inc.†	1,400	25,144
Ariba, Inc.†	5,400	102,060
AXT, Inc.†	1,100	7,282
Black Box Corp.	800	25,648
Callidus Software, Inc.†	2,400	10,248
Cass Information Systems, Inc.	300	10,293
Cavium Networks, Inc.†(a)	3,700	106,412
Ceva, Inc.†	1,300	18,590
Checkpoint Systems, Inc.†	1,700	34,595
Cirrus Logic, Inc.†(a)	3,400	60,656
Cognex Corp.	1,700	45,594
Coherent, Inc.†	1,700	68,017
CommVault Systems, Inc.†	2,300	59,869
CSG Systems International, Inc.†	1,100	20,053
DDi Corp.(a)	500	4,620
DTS, Inc.†	1,000	38,170
Entropic Communications, Inc.†	3,100	29,760
ePlus, Inc.†	400	8,580
ExlService Holdings, Inc.†	1,400	27,230
Finisar Corp.†	4,000	75,160
Forrester Research, Inc.†	1,000	33,080
GSI Technology, Inc.†(a)	500	2,865
GT Solar International, Inc.†	8,400	70,308
Guidance Software, Inc.†	700	4,088
Hackett Group, Inc.†	1,900	7,847
Hittite Microwave Corp.†	1,600	76,240
iGate Corp.	3,000	54,420
Integrated Silicon Solution, Inc.†	3,000	25,830
Internap Network Services Corp.†	2,400	11,784
Internet Brands, Inc., Class A†(a)	2,500	33,200
IPG Photonics Corp.†	2,800	67,592
Isilon Systems, Inc.†(a)	3,100	69,068
Ixia†(a)	3,800	47,120
IXYS Corp.†	1,600	15,280
Keithley Instruments, Inc.	900	19,359
Kemet Corp.†	3,300	11,022
KVH Industries, Inc.†	900	13,509
L-1 Identity Solutions, Inc.†	4,200	49,266
Lattice Semiconductor Corp.†	9,700	46,075

See notes to Schedule of Investments.
49

Schedule of Investments	September 30, 2010 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

		VALUE
	SHARES	(Note 3)
Information Technology - 17.9% (continued)
Lawson Software, Inc.†	8,400	$71,148
Lionbridge Technologies, Inc.†(a)	4,600	19,780
Liquidity Services, Inc.†	1,400	22,414
Littelfuse, Inc.†	1,700	74,290
LivePerson, Inc.†	2,951	24,788
LogMeIn, Inc.†	1,300	46,774
LoopNet, Inc.†	1,600	18,944
LTX-Credence Corp.†(a)	8,300	17,347
Magma Design Automation, Inc.†(a)	7,500	27,750
Manhattan Associates, Inc.†	1,600	46,960
MAXIMUS, Inc.	1,000	61,580
Measurement Specialties, Inc.†	1,200	22,176
Mercury Computer Systems, Inc.†	1,000	12,030
Mindspeed Technologies, Inc.†(a)	1,300	10,101
MIPS Technologies, Inc.†(a)	5,600	54,488
MoSys, Inc.†	2,000	9,760
Nanometrics, Inc.†	2,600	39,130
Netezza Corp.†	2,700	72,765
Netgear, Inc.†(a)	2,867	77,438
NetList, Inc.†	1,400	4,172
Netscout Systems, Inc.†	1,900	38,969
NetSuite, Inc.†	2,900	68,353
Oclaro, Inc.†	1,900	30,419
Omnivision Technologies, Inc.†	3,593	82,783
OpenTable, Inc.†	1,100	74,888
Opnet Technologies, Inc.(a)	1,800	32,670
OSI Systems, Inc.†	1,000	36,320
PC Connection, Inc.†	600	4,098
Power-One, Inc.†(a)	7,800	70,902
Progress Software Corp.†	3,200	105,920
Quantum Corp.†	14,800	31,376
QuickLogic Corp.†	1,400	7,182
Radiant Systems, Inc.†	1,500	25,650
Richardson Electronics Ltd.	600	6,300
RightNow Technologies, Inc.†	1,800	35,460
Rubicon Technology, Inc.†(a)	400	9,076
Saba Software, Inc.†	2,000	10,880
Sapient Corp.(a)	8,100	96,957
SAVVIS, Inc.†	3,951	83,287
Silicon Image, Inc.†(a)	7,700	36,806
Sonic Solutions, Inc.†(a)	3,200	36,416
Sonus Networks, Inc.†(a)	21,400	75,542
Sourcefire, Inc.†(a)	1,614	46,548
Spectrum Control, Inc.†	700	10,304
SRS Labs, Inc.†	700	6,538
Stamps.com, Inc.†	1,000	13,000
Stratasys, Inc.†	1,400	38,808
support.com, Inc.†	2,500	11,450
Synchronoss Technologies, Inc.†(a)	1,800	32,058
Taleo Corp., Class A†	2,000	57,980
Terremark Worldwide, Inc.†	3,300	34,122
Travelzoo, Inc.†	1,100	28,336
Ultimate Software Group, Inc.†	1,300	50,232
Ultra Clean Holdings†	1,600	13,792
Ultratech, Inc.†	1,500	25,650
Universal Display Corp.†(a)	2,000	47,000
Veeco Instruments, Inc.†	2,100	73,227
Verint Systems, Inc.†	1,500	44,325
Viasat, Inc.†	2,100	86,331

		VALUE
	SHARES	(Note 3)
Information Technology - 17.9% (continued)
VirnetX Holding Corp.(a)	3,200	$46,976
Websense, Inc.†	2,500	44,350
Westell Technologies, Inc., Class A†	3,400	7,820
X-Rite, Inc.†	1,900	7,201
Zix Corp.†	7,000	19,880
Zygo Corp.†	1,200	11,760

		4,160,128

Materials - 5.2%
AM Castle & Co.†	1,200	15,900
AMCOL International Corp.	1,600	41,904
Balchem Corp.	1,600	49,376
Boise, Inc.†(a)	4,800	31,152
Buckeye Technologies, Inc.(a)	3,100	45,601
Capital Gold Corp.†	4,600	22,218
Carpenter Technology Corp.	2,200	74,162
Clearwater Paper Corp.†	500	38,040
Ferro Corp.†	6,600	85,074
Globe Specialty Metals, Inc.†	3,300	46,332
Golden Minerals Co.†	1,300	20,189
Golden Star Resources Ltd.†	17,000	83,980
Graphic Packaging Holding Co.†(a)	17,600	58,784
Great Northern Iron Ore Properties	100	11,815
Hawkins, Inc.	400	14,168
Innophos Holdings, Inc.	1,400	46,340
KapStone Paper and Packaging Corp.†	2,400	29,136
KMG Chemicals, Inc.(a)	200	2,818
Minerals Technologies, Inc.	1,700	100,164
Neenah Paper, Inc.	1,600	24,320
NL Industries, Inc.	800	7,264
PolyOne Corp.†	6,600	79,794
Quaker Chemical Corp.	900	29,304
RTI International Metals, Inc.†	2,100	64,302
Stillwater Mining Co.†(a)	6,300	106,092
TPC Group, Inc.†	700	16,674
Universal Stainless & Alloy†	400	9,824
US Gold Corp.†	11,000	54,670
WHX Corp.†	500	4,180

		1,213,577

Telecommunication Services - 1.4%
8x8, Inc.†	5,000	10,750
Alaska Communications Systems Group, Inc.	3,300	33,495
Consolidated Communications Holdings, Inc.(a)	3,200	59,744
General Communication, Inc., Class A†	2,700	26,919
Globalstar, Inc.†(a)	13,800	24,012
ICO Global Communications Holdings Ltd.†(a)	6,600	10,824
IDT Corp., Class B†	1,300	23,127
Syniverse Holdings, Inc.†	3,700	83,879
USA Mobility, Inc.	1,400	22,442
Vonage Holdings Corp.†	11,900	30,345

		325,537

Utilities - 3.4%
Allete, Inc.	2,500	91,075
Artesian Resources Corp., Class A	200	3,814

See notes to Schedule of Investments.
50

Schedule of Investments	September 30, 2010 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

		VALUE
	SHARES	(Note 3)
Utilities - 3.4% (continued)
Black Hills Corp.	2,400	$74,880
Chesapeake Utilities Corp.	1,000	36,220
El Paso Electric Co.†	2,800	66,584
Empire District Electric Co.	3,300	66,495
Middlesex Water Co.	900	15,156
Northwest Natural Gas Co.	2,000	94,900
NorthWestern Corp.	2,300	65,550
South Jersey Industries, Inc.	2,100	103,887
Southwest Gas Corp.	2,700	90,693
Unisource Energy Corp.	2,300	76,889
York Water Co.	600	9,618

		795,761

TOTAL COMMON STOCKS
(Cost $19,966,843)		20,975,207

EXCHANGE TRADED FUNDS - 5.6%
iShares Russell 2000 Index Fund
(Cost $1,250,336)	19,200	1,295,424

MONEY MARKET FUNDS - 13.2%
Dreyfus Institutional Cash Advantage
Fund, 0.001%(2)(b)	2,100	2,100
J.P. Morgan Prime Money Market
Fund - Capital Shares,
0.162%(2)(b)(c)	3,069,175	3,069,175

TOTAL MONEY MARKET FUNDS
(Cost $3,071,275; includes $1,982,607of cash collateral received for securities on loan)		3,071,275

TOTAL INVESTMENTS - 109.3%
(Cost $24,288,454)		25,341,906

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.3%)		(2,154,782)

NET ASSETS - 100.0%		$23,187,124

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $1,922,410; cash collateral of $1,982,607 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of September 30, 2010.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All Securities are Level 1, unless noted otherwise in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.
51

Schedule of Investments	September 30, 2010 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
COMMON STOCKS - 92.5%
Australia - 3.3%
Amcor Ltd.	7,128	$44,926
Australia & New Zealand Banking Group Ltd. (a)	10,162	232,725
Coal & Allied Industries Ltd.	318	32,086
Cochlear Ltd.	365	24,796
Commonwealth Bank of Australia	8,385	415,001
Equinox Minerals Ltd. (1)†	4,000	22,471
Fortescue Metals Group Ltd. †	14,846	74,925
Incitec Pivot Ltd.	11,205	39,004
Newcrest Mining Ltd.	3,562	136,325
Wesfarmers Ltd.	8,554	272,250

		1,294,509

Austria - 0.0%(b)
Vienna Insurance Group AG Wiener
Versicherung Gruppe	311	16,748
Voestalpine AG	56	2,065

		18,813

Belgium - 2.5%
Anheuser-Busch InBev NV	12,274	722,562
Belgacom SA	2,745	107,178
Colruyt SA	327	86,507
Delhaize Group SA	609	44,251

		960,498

Bermuda - 0.2%
Seadrill Ltd.	3,031	88,078

Canada - 11.9% (1)
Agrium, Inc.	1,800	135,057
Alimentation Couche Tard, Inc., Class B	1,600	35,782
Bank of Montreal	4,900	283,266
Barrick Gold Corp.	8,100	374,337
Baytex Energy Trust	1,000	36,223
BCE, Inc.	8,200	266,825
Bombardier, Inc., Class B	3,900	19,142
Bonavista Energy Trust	1,300	30,185
Brookfield Asset Management, Inc., Class A	4,300	121,448
Canadian Imperial Bank of Commerce (c)	3,600	261,191
Canadian National Railway Co.	2,800	179,065
Canadian Pacific Railway Ltd.	2,800	171,064
Canadian Utilities Ltd., Class A	900	43,614
Centerra Gold, Inc.	1,500	24,201
CGI Group, Inc., Class A †	1,800	27,099
Detour Gold Corp. †	1,600	46,216
Domtar Corp.	300	19,374
Eldorado Gold Corp.	4,800	88,732
Emera, Inc.	2,100	60,394
Enbridge, Inc.	3,100	162,367
Fairfax Financial Holdings Ltd.	100	40,723
Franco-Nevada Corp.	1,300	40,899
George Weston Ltd.	1,200	92,079
Gildan Activewear, Inc. †	900	25,314
H&R Real Estate Investment Trust REIT	2,100	40,310
IAMGOLD Corp.	3,300	58,437
Industrial Alliance Insurance & Financial Services, Inc.	700	21,499
Inter Pipeline Fund, Class A	2,200	29,315

	SHARES	VALUE (Note 3)
Canada - 11.9% (continued) (1)
Ivanhoe Mines Ltd. †	2,300	$53,962
Kinross Gold Corp.	1,734	32,530
Loblaw Cos. Ltd.	2,100	83,212
Magna International, Inc.	1,100	90,264
Metro, Inc., Class A	1,000	43,386
New Gold, Inc. †	3,600	24,142
Niko Resources Ltd.	400	39,366
Onex Corp.	400	11,239
Osisko Mining Corp. †	3,300	46,987
Pacific Rubiales Energy Corp. †	1,500	42,176
Pembina Pipeline Income Fund	2,000	39,946
Penn West Energy Trust	3,600	72,147
Petrobank Energy & Resources Ltd. †(c)	300	12,199
Petrominerales Ltd.	500	12,125
Potash Corp of Saskatchewan, Inc.	2,400	344,033
Quadra FNX Mining Ltd. †	700	10,273
RioCan Real Estate Investment Trust REIT	2,200	49,008
Rogers Communications, Inc., Class B	6,600	247,027
Saputo, Inc.	2,000	68,267
Silver Wheaton Corp. †	2,600	69,239
SouthGobi Resources Ltd. †	600	6,047
Teck Resources Ltd., Class B	4,600	189,204
TELUS Corp.	1,700	75,541
TransCanada Corp.	5,200	192,909
Valeant Pharmaceuticals International, Inc.	929	23,430

		4,612,817

China - 0.2%
AAC Acoustic Technologies Holdings, Inc.	10,000	21,729
Daphne International Holdings Ltd.	16,000	18,891
Great Wall Motor Co. Ltd., H Shares	6,500	17,513

		58,133

Denmark - 2.4%
AP Moller - Maersk A/S, Class B	29	241,448
Carlsberg A/S, Class B	1,050	109,249
Coloplast A/S, Class B	371	44,303
Novo Nordisk A/S, Class B	4,469	442,243
Novozymes A/S, Class B	561	71,244
William Demant Holding AS †	450	33,141

		941,628

Finland - 1.0%
Kone OYJ, Class B	2,111	109,228
Metso OYJ	916	42,056
Sampo OYJ, Class A	4,975	134,421
Stora Enso OYJ R Shares	4,354	43,176
UPM-Kymmene OYJ	2,791	47,880
Wartsila OYJ	283	18,495

		395,256

France - 9.0%
Accor SA	45	1,645
Air Liquide SA	1,866	228,222
Bureau Veritas SA	591	41,262
Cap Gemini SA	805	40,416
Carrefour SA	3,793	204,460
Christian Dior SA	1,115	145,915

See notes to Schedule of Investments.
52

Schedule of Investments	September 30, 2010 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
France - 9.0% (continued)
Cie Generale d’Optique Essilor
International SA	1,502	$103,431
Compagnie Generale des Etablissements Michelin, Class B (a)	953	72,671
Dassault Systemes SA	716	52,691
Edenred †	1,019	20,184
Eutelsat Communications	2,805	107,166
Fonciere Des Regions REIT	210	22,427
Hermes International	638	145,901
JCDecaux SA †	1,456	38,527
Legrand SA	1,719	58,165
L’Oreal SA	4,940	556,383
LVMH Moet Hennessy Louis Vuitton SA	3,846	564,895
Pernod-Ricard SA	1,581	132,257
PPR	921	149,423
Publicis Groupe SA	2,536	120,549
Safran SA	2,432	68,354
Schneider Electric SA	2,637	335,010
Sodexo	908	59,033
Technip SA	748	60,274
Unibail-Rodamco SE REIT	432	95,921
Vallourec SA	842	83,738

		3,508,920

Germany - 8.5%
Adidas AG	1,572	97,295
BASF SE	7,114	448,589
Bayerische Motoren Werke AG	4,600	322,664
Beiersdorf AG	1,260	77,105
Celesio AG	1,120	24,367
Continental AG †	1,040	80,796
Daimler AG †	6,897	436,485
Deutsche Post AG	1,153	20,907
Deutsche Postbank AG †	79	2,686
Deutsche Telekom AG	30,637	419,188
Fresenius Medical Care AG & Co. KGaA	2,599	160,511
Generali Deutschland Holding AG	159	19,752
Infineon Technologies AG †	5,608	38,842
K+S AG	1,159	69,334
Linde AG	1,765	229,578
MAN SE	1,123	122,255
Metro AG	828	53,879
Puma AG Rudolf Dassler Sport	56	18,449
Siemens AG	5,855	617,632
ThyssenKrupp AG	498	16,236
Wacker Chemie AG	216	39,829

		3,316,379

Hong Kong - 5.7%
ASM Pacific Technology Ltd.	3,000	26,733
BOC Hong Kong Holdings Ltd.	74,500	235,907
Cathay Pacific Airways Ltd.	33,000	89,332
Cheung Kong Infrastructure Holdings Ltd.	16,000	63,479
CLP Holdings Ltd.	19,500	155,461
Dairy Farm International Holdings Ltd.	6,300	47,983
Digital China Holdings Ltd.	8,000	13,896
Hang Lung Group Ltd.	10,000	65,205

	SHARES	VALUE (Note 3)
Hong Kong - 5.7% (continued)
Hang Lung Properties Ltd.	32,000	$155,835
Hongkong & Shanghai Hotels (The)	11,000	19,302
Hongkong Electric Holdings Ltd.	18,500	112,413
Hongkong Land Holdings Ltd.	17,000	105,679
Hysan Development Co. Ltd.	8,000	28,605
Industrial & Commercial Bank of China Asia Ltd.	11,000	40,333
Jardine Matheson Holdings Ltd.	5,200	234,627
Jardine Strategic Holdings Ltd.	8,500	228,140
Li & Fung Ltd.	34,000	190,463
Lifestyle International Holdings Ltd.	13,500	33,190
Link REIT	18,000	53,409
Minth Group Ltd.	8,000	15,913
Noble Group Ltd.	19,363	27,828
Orient Overseas International Ltd.	7,000	55,768
Shangri-La Asia Ltd.	24,000	54,570
Sino-Forest Corp. (1)†	300	4,998
SJM Holdings Ltd.	38,000	43,437
Stella International Holdings Ltd.	7,500	14,715
United Laboratories International Holdings Ltd.	12,000	23,264
VTech Holdings Ltd.	2,000	20,404
Yue Yuen Industrial Holdings Ltd.	13,500	49,842

		2,210,731

Ireland - 0.6%
Experian PLC	7,936	86,493
Shire PLC	4,502	101,351
WPP PLC	5,441	60,327

		248,171

Israel - 0.3%
Bank Leumi Le-Israel BM †	26,279	122,520

Italy - 1.1%
Beni Stabili SpA †	3,606	3,294
Luxottica Group SpA	270	7,386
Mediaset SpA	7,829	55,622
Saipem SpA	3,504	140,834
Snam Rete Gas SpA	26,649	135,165
Terna Rete Elettrica Nazionale SpA	16,099	68,478

		410,779

Japan - 5.1%
ABC-Mart, Inc.	700	21,589
All Nippon Airways Co. Ltd. †	11,000	40,765
Asahi Glass Co. Ltd.	15,000	152,980
Central Japan Railway Co.	16	117,813
Daito Trust Construction Co. Ltd.	700	41,821
Dena Co. Ltd.	900	28,358
Denki Kagaku Kogyo KK	4,000	17,235
Don Quijote Co. Ltd.	300	7,452
Fanuc Ltd.	1,100	140,404
Fuji Electric Holdings Co. Ltd.	17,000	44,640
Fuji Heavy Industries Ltd.	7,000	44,751
Gree, Inc.	1,500	24,374
Hino Motors Ltd.	4,000	19,366
Hitachi Ltd.	17,660	77,299
Isuzu Motors Ltd.	11,000	42,557
ITOCHU Corp.	5,700	52,171
Jupiter Telecommunications Co. Ltd.	33	35,630
Keihin Corp.	1,700	34,972

See notes to Schedule of Investments.
53

Schedule of Investments	September 30, 2010 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
Japan - 5.1% (continued)
Keihin Electric Express Railway Co. Ltd.	5,000	$48,458
Kobe Steel Ltd.	8,000	18,768
Koito Manufacturing Co. Ltd.	1,000	15,333
McDonald’s Holdings Co. Japan Ltd.	1,000	24,089
NGK Spark Plug Co. Ltd.	2,000	26,789
NHK Spring Co. Ltd.	4,000	33,144
Nidec Corp.	700	62,248
NOK Corp.	1,200	20,923
Omron Corp.	1,500	34,294
Oracle Corp. Japan	1,000	47,682
Oriental Land Co. Ltd.	600	55,945
ORIX Corp.	310	23,727
Sawai Pharmaceutical Co. Ltd.	200	18,003
Shiseido Co. Ltd.	2,100	47,177
Softbank Corp.	7,400	242,132
Sysmex Corp.	400	27,807
Takata Corp.	600	15,130
THK Co. Ltd.	1,800	33,800
Toshiba Corp.	20,000	96,720
Unicharm Corp.	3,300	133,021
USS Co. Ltd.	400	29,921

		1,999,288

Jersey, Channel Islands - 0.2%
Randgold Resources Ltd.	716	72,398

Luxembourg - 0.5%
RTL Group SA	135	11,664
Tenaris SA	9,694	186,504

		198,168

Mexico - 0.0%(b)
Fresnillo PLC	249	4,856

Netherlands - 8.5%
Akzo Nobel NV	425	26,207
ASML Holding NV	323	9,616
European Aeronautic Defence and Space Co. NV †	5,606	139,895
HAL Trust	326	36,712
Heineken Holding NV	1,651	72,344
Heineken NV	4,793	248,624
Koninklijke Ahold NV	10,250	138,342
Koninklijke DSM NV (a)	2,023	103,813
Koninklijke Philips Electronics NV	8,942	281,360
Koninklijke Vopak NV	762	36,392
QIAGEN NV †	1,612	28,842
Randstad Holding NV †	118	5,361
Royal Dutch Shell PLC, Class A	48,799	1,477,023
TNT NV	3,356	90,317
Unilever NV CVA	21,062	630,722

		3,325,570

Norway - 1.2%
DnB NOR ASA	9,200	125,585
Telenor ASA	16,782	263,584
Yara International ASA	1,579	71,764

		460,933

	SHARES	VALUE (Note 3)

Portugal - 0.5%
Jeronimo Martins SGPS SA	5,904	$79,181
Portugal Telecom SGPS SA	7,413	98,612

		177,793

Singapore - 2.8%
Ascendas Real Estate Investment Trust REIT	31,000	51,695
CapitaMall Trust REIT	36,000	58,892
Fraser and Neave Ltd.	11,000	54,340
Genting Singapore PLC †	81,000	114,591
Indofood Agri Resources Ltd. †	35,000	60,074
Jardine Cycle & Carriage Ltd.	2,000	59,830
Keppel Corp. Ltd.	13,000	88,748
Keppel Land Ltd.	18,000	55,445
Neptune Orient Lines Ltd. †(a)	5,000	7,527
Oversea-Chinese Banking Corp. Ltd.	21,000	141,187
SembCorp Industries Ltd.	13,000	43,086
SembCorp Marine Ltd.	17,000	50,798
SIA Engineering Co. Ltd.	10,000	35,031
Singapore Press Holdings Ltd.	13,000	42,015
Singapore Technologies Engineering Ltd.	16,000	40,848
United Overseas Bank Ltd.	13,000	180,798

		1,084,905

Spain - 0.9%
Inditex SA	4,347	345,569

Sweden - 5.3%
Alfa Laval AB	2,829	49,749
Assa Abloy AB, Class B	2,512	63,490
Atlas Copco AB A Shares	12,392	239,669
Electrolux AB	806	19,871
Getinge AB, Class B	1,678	39,236
Hennes & Mauritz AB, Class B	12,121	439,898
Industrivarden AB, Class C	4,099	57,899
Kinnevik Investment AB, Class B	2,409	51,111
Ratos AB, Class B	1,515	52,440
Sandvik AB	7,463	114,589
Scania AB B Shares	4,823	106,715
Skanska AB, Class B	2,602	47,771
SKF AB, Class B	5,499	126,831
SSAB AB, Class A	1,566	25,008
Svenska Handelsbanken AB, Class A	3,079	101,169
Swedbank AB †	5,387	74,991
Tele2 AB B Shares	3,216	67,476
TeliaSonera AB	26,681	216,384
Volvo AB B Shares †	11,422	168,309

		2,062,606

Switzerland - 6.4%
Adecco SA	324	16,938
Compagnie Financiere Richemont SA, Class A	3,303	159,366
Geberit AG	236	42,051
Givaudan SA	44	45,028
Holcim Ltd.	1,731	111,233
Kuehne + Nagel International AG	671	80,639
Nestle SA	26,716	1,424,162
Schindler Holding AG	631	67,738
Sonova Holding AG	440	53,788

See notes to Schedule of Investments.
54

Schedule of Investments	September 30, 2010 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)

Switzerland - 6.4% (continued)
Swatch Group AG	310	$116,777
Swisscom AG	473	190,983
Xstrata PLC	8,917	170,808
Zurich Financial Services AG	35	8,205

		2,487,716

United Kingdom - 14.3%
Admiral Group PLC	2,225	58,309
Aggreko PLC	1,817	44,882
Anglo American PLC	3,769	149,608
Antofagasta PLC	5,256	102,174
ARM Holdings PLC	14,811	92,139
Associated British Foods PLC	6,654	109,703
AstraZeneca PLC	11,175	567,248
British American Tobacco PLC	15,621	583,378
British Land Co. PLC REIT	3,082	22,537
BT Group PLC	12,802	28,129
Burberry Group PLC	3,281	53,701
Cairn Energy PLC †	11,653	83,161
Centrica PLC	43,843	222,885
Compass Group PLC	13,848	115,545
Diageo PLC	17,854	307,277
Eurasian Natural Resources Corp. PLC	828	11,963
HSBC Holdings PLC	5,975	60,443
Inmarsat PLC	1,932	20,170
Intercontinental Hotels Group PLC	1,995	35,623
International Power PLC	11,111	67,688
Intertek Group PLC	2,171	62,535
Investec PLC	2,214	17,694
J Sainsbury PLC	11,961	73,492
Johnson Matthey PLC	1,514	41,914
Kingfisher PLC	6,023	22,195
Legal & General Group PLC	5,814	9,457
Lonmin PLC †	365	9,577
Old Mutual PLC	29,077	63,459
Pearson PLC	7,416	115,000
Petrofac Ltd.	4,786	103,196
Prudential PLC	79	789
Reckitt Benckiser Group PLC	5,619	309,480
Reed Elsevier PLC	7,827	66,185
Rio Tinto PLC	5,907	346,052
SABMiller PLC	7,810	250,027
Serco Group PLC	9,705	93,811
Smith & Nephew PLC	3,096	28,231
Smiths Group PLC	2,405	46,129
Standard Chartered PLC	3,372	96,825
United Utilities Group PLC	5,125	46,127
Vedanta Resources PLC	86	2,927
Vodafone Group PLC	414,773	1,023,393

		5,565,058

United States - 0.1%
Brookfield Properties Corp. (1)	1,900	29,675

TOTAL COMMON STOCKS
(Cost $32,928,888)		36,001,767

	SHARES	VALUE (Note 3)

PREFERRED STOCKS - 0.6%
Germany - 0.6%
Fresenius SE	1,054	$85,123
Henkel AG & Co. KGaA	2,648	142,218
Volkswagen AG	28	3,378

TOTAL PREFERRED STOCKS		230,719

(Cost $215,650)
EXCHANGE-TRADED FUNDS - 1.4%
United States - 1.4%
iShares MSCI EAFE Index Fund (1)
(Cost $511,976)	9,771	536,623

RIGHTS - 0.0%(b)
France - 0.0%(b)
Compagnie Generale des Etablissements Michelin, expires 10/13/10 †
(Cost $—)	953	2,661

WARRANTS - 0.0%(b)
Canada - 0.0%
Kinross Gold Corp., expires 9/17/14 (1)†	429	1,834

Hong Kong - 0.0%(b)
Henderson Land Development Ltd., expires 6/1/11 †	2	1

TOTAL WARRANTS
(Cost $—)		1,835

MONEY MARKET FUNDS - 6.1%
Dreyfus Institutional Cash Advantage Fund, 0.001%(d)	274	274
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.162%(d)(e)	2,357,800	2,357,800

TOTAL MONEY MARKET FUNDS
(Cost $2,358,074; includes $610,607 of cash collateral received for securities on loan)		2,358,074

TOTAL INVESTMENTS - 100.6%
(Cost $36,014,588)		39,131,679

LIABILITIES IN EXCESS OF OTHER ASSETS (0.6%) (f)		(214,370)

NET ASSETS - 100.0%		$38,917,309

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$5,218,618	13.4%
Consumer Staples	7,238,834	18.6
Energy	2,846,160	7.3
Financials	4,000,019	10.3
Health Care	1,829,114	4.7
Industrials	5,828,385	15.0
Information Technology	623,935	1.6
Materials	4,409,592	11.3
Mutual Fund	536,623	1.4
Telecommunication Services	3,266,621	8.4
Utilities	975,704	2.5
Money Market Funds	2,358,074	6.1

Total Investments	39,131,679	100.6

Liabilities in Excess of Other Assets	(214,370)	(0.6)

Net Assets	$38,917,309	100.0%

†	Non income-producing security.

See notes to Schedule of Investments.
55

Schedule of Investments	September 30, 2010 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

(a)	All or a portion of the security on loan. The aggregate market value of such securities is $571,374; cash collateral of $610,607 was received with which the Fund purchased a money market fund.
(b)	Represents less than 0.05 percent of net assets.
(c)	Private Placement security.
(d)	Represents annualized seven-day yield as of September 30, 2010.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation on forward foreign currency exchange contracts.

All	securities are Level 2, unless noted otherwise in parentheses.
(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA	-	Dutch Certificate of Shares
REIT	-	Real Estate Investment Trust

Forward foreign currency exchange contracts outstanding as of September 30, 2010:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2010	UNREALIZED APPRECIATION
British Pound, Expiring 12/15/10	The Royal Bank of Scotland	GBP	1,362,687	$2,095,911	$2,139,528	$43,617

GBP	—	British Pound

Equity swap contracts outstanding as of September 30, 2010:

REFERENCE ENTITY	COUNTERPARTY	SHARES LONG	VALUE AT CONTRACT DATE	RESET DATE	NET UNREALIZED APPRECIATION (DEPRECIATION)
3I GROUP PLC	Deutsche Bank	2,100	$8,883	10/17/2010	$608
Anglo American PLC	Deutsche Bank	6,108	237,468	10/17/2010	5,197
Antofagasta PLC	Deutsche Bank	4,378	75,535	10/17/2010	9,978
Fresnillo PLC	Deutsche Bank	3,595	62,641	10/17/2010	7,784
Inmarsat PLC	Deutsche Bank	2,654	29,398	10/17/2010	(1,763)
Old Mutual PLC	Deutsche Bank	7,263	15,220	10/17/2010	658
Petrofac Limited	Deutsche Bank	25	540	10/17/2010	(1)
Prudential PLC	Deutsche Bank	3	29	10/17/2010	—
Rio Tinto PLC	Deutsche Bank	9,358	505,260	10/17/2010	44,789
Rolls-Royce Group	Deutsche Bank	9,577	84,778	10/17/2010	6,441
SABMiller PLC	Deutsche Bank	5,301	158,879	10/17/2010	11,285
Standard Chartered PLC	Deutsche Bank	8,816	256,480	10/17/2010	(3,474)
Vedanta Resources PLC	Deutsche Bank	838	25,709	10/17/2010	2,936
Xstrata PLC	Deutsche Bank	12,061	208,791	10/17/2010	22,911

					$107,349

The Swap contracts listed above reset monthly. The final termination date is July 15, 2011.

See notes to Schedule of Investments.
56

AQR FUNDS

Notes to Schedule of Investments

September 30, 2010 (Unaudited)

1. Organization

AQR Funds (the “Trust”), organized as a Delaware statutory trust on September 4, 2008, is a diversified, open-end management investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2010, the Trust consisted of eight active series (collectively, the “Funds” and each individually a “Fund”): AQR Global Equity Fund, AQR International Equity Fund, AQR Diversified Arbitrage Fund, AQR Managed Futures Strategy Fund, AQR Risk Parity Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, and AQR International Momentum Fund. AQR Capital Management, LLC (“the Adviser”) serves as the investment adviser of each Fund. The Adviser has retained CNH Partners, LLC (“the Sub-Adviser”) an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund.

The investment objective of the AQR Global Equity Fund is long-term capital appreciation. The principal investment strategies of the AQR Global Equity Fund include seeking to outperform the MSCI World Total Return Index with Net Dividends Unhedged in U.S. Dollars (the “Global Equity Benchmark”) while seeking to control its tracking error relative to this benchmark. The Global Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada. The AQR Global Equity Fund shares commenced operations on January 4, 2010. The Fund offers Class I, Class N and Class Y shares.

The investment objective of the AQR International Equity Fund is long-term capital appreciation. The principal investment strategies of the AQR International Equity Fund include seeking to outperform the MSCI EAFE Total Return Index with Net Dividends Unhedged in U.S. Dollars (the “International Equity Benchmark”) while seeking to control its tracking error relative to this benchmark. The International Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada. Class Y shares commenced operations on August 28, 2009. Class I and Class N shares commenced operations on September 30, 2009.

The investment objective of the AQR Diversified Arbitrage Fund is long-term absolute (positive) returns. The principal investment strategies of the AQR Diversified Arbitrage Fund include seeking to outperform the Merrill Lynch 3-Month Treasury Bill Index (the “Absolute Return Benchmark”) using alternative investment strategies such as merger arbitrage, convertible arbitrage, other forms of arbitrage (including, but not limited to, when-issued trading arbitrage, stub-trading arbitrage and dual-class arbitrage) and other types of non-arbitrage alternative investment strategies. The AQR Diversified Arbitrage Fund commenced operations on January 15, 2009. The Fund offers Class I and Class N shares.

The investment objective of the AQR Managed Futures Strategy Fund is long-term absolute (positive) returns. The Fund invests primarily in a portfolio of futures contracts and futures-related instruments. The Fund’s universe of investments includes more than 100 exchange-traded futures, futures related instruments and forward contracts across four major asset classes (commodities, currencies, fixed income and equities). The AQR Managed Futures Strategy Fund commenced operations on January 6, 2010. The Fund offers Class I and Class N shares.

The investment objective of the AQR Risk Parity Fund is to provide either a positive expected return or some portfolio diversification benefit over the long-term. The Fund uses a risk budgeting approach to combine a large number of liquid, global risk premia into a diversified portfolio, which aims to provide positive total returns. The Fund seeks to offer investors exposure to a number of global equity, fixed income, commodity, currency, and credit markets. The AQR Risk Parity Fund commenced operations on September 30, 2010. The Fund offers Class I and Class N shares.

The investment objective of the AQR Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity related securities (including, but not limited to, exchange-traded funds and equity index futures) of large and mid-sized companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Fund’s investment universe consists of large and mid-cap U.S. stocks, which are defined as those in the top 90% of market capitalization or that are larger than the 1000th largest company, whichever is larger, and which meet certain liquidity and other criteria. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months, excluding the most recent one month, that ranks in the top third of its relevant universe at the time of purchase. The AQR Momentum Fund commenced operations on July 9, 2009. The Fund offers Class L shares.

The investment objective of the AQR Small Cap Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds and equity index futures) of small cap companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive

57

AQR FUNDS

Notes to Schedule of Investments

September 30, 2010 (Unaudited)

momentum. The Fund’s investment universe consists of small capitalization U.S. stocks, which are defined as those in the bottom 10% of market capitalization or that are smaller than the 1000th largest company, whichever is larger. The companies must also be among the top 3000 companies by market capitalization, and meet certain liquidity and other criteria. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months, excluding the most recent one month, that ranks in the top third of its relevant universe at the time of purchase. The AQR Small Cap Momentum Fund commenced operations on July 9, 2009. The Fund offers Class L shares.

The investment objective of the AQR International Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures and depositary receipts) of non-U.S. companies that the Adviser determines to have positive momentum. The Fund’s investment universe consists of stocks in the top 85% of market capitalization in each of the 19 major developed markets outside the U.S., and which meet certain liquidity and other criteria. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months, excluding the most recent one month, that ranks in the top third of its relevant universe at the time of purchase. The AQR International Momentum Fund commenced operations on July 9, 2009. The Fund offers Class L shares.

2. Consolidation of Subsidiary – AQR Managed Futures Strategy Offshore Fund Ltd. and AQR Risk Parity Offshore Fund Ltd.

The consolidated schedules of investments of the AQR Managed Futures Strategy Fund and AQR Risk Parity Fund includes the accounts of AQR Managed Futures Offshore Fund Ltd. and AQR Risk Parity Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries, (the “Subsidiaries”). All inter-company accounts and transactions have been eliminated in consolidation for the Funds.

The Funds may invest up to 25% of its total assets in the Subsidiaries which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

A summary of the Funds’ investment in the Subsidiaries are as follows:

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT SEPTEMBER 30, 2010	% OF TOTAL NET ASSETS AT SEPTEMBER 30, 2010
AQR Managed Futures Offshore Fund Ltd.	January 6, 2010	$113,605,384	23.0%
AQR Risk Parity Offshore Fund Ltd.	September 30, 2010	2,098,029	20.1

3. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

Securities Valuation: Each Fund’s portfolio securities are valued as of the close of business of the regular session of trading on the NYSE (normally 4:00 p.m. Eastern time). Equity securities, including securities sold short, are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value pricing to international securities on a daily basis utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset value. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise at the last quoted bid price (in the case of short sales, at the ask price). Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields,

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maturities, and ratings), both as furnished by independent pricing services. The Funds value debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates market value. The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current settlement prices. Futures and options contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. Prices of futures contracts are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation. Investments in open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity swap contracts are valued at fair value, based on the price of the underlying security. Credit default swaps are valued daily primarily using independent pricing services or market makers. Interest rate swap contracts are valued at fair value as determined by an independent pricing service based on various valuation models which consider the terms of underlying contracts and market data inputs received from third parties.

The Funds may use pricing services to obtain readily available market quotations. Where market quotations are not readily available, or if an available market quotation is determined not to be reliable, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Funds’ Board of Trustees. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net assets.

Equity Swaps: The Funds invest in equity swaps to obtain exposure to the underlying referenced security, obtain leverage or enjoy the returns from ownership without actually owning equity. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile. To the extent that the Adviser or Sub-Adviser, as applicable, do not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid. Periodic payments received or paid by the Funds are recorded as realized gains or losses.

Convertible Securities: The Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed income nonconvertible securities. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge certain of its investments in convertible debt securities by selling short the issuer’s common stock.

Short Sales: The AQR Diversified Arbitrage Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions.

Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Fund’s prime brokers and custodian. The Fund is subject to credit risk should the prime brokers be unable to meet its obligations to the Fund.

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September 30, 2010 (Unaudited)

Futures Contracts: Each Fund may invest in futures contracts (“futures”). Each Fund, excluding AQR Managed Futures Strategy Fund and AQR Risk Parity Fund, may invest in futures in order to hedge its investments against fluctuations in value caused by changes in prevailing interest rates or market conditions. The AQR Managed Futures Strategy Fund and AQR Risk Parity Fund may invest in futures as part of its investment strategy. Investments in futures may increase our exposure to a particular market. No monies are paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market.’ Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and a Fund will realize a loss or gain.

Forward Currency Contracts: The Funds may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the Fund’s schedule of investments.

Credit Default Contracts: The Funds may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by a Fund, as the protection seller, is recorded as a liability on the Fund’s books. An upfront payment made by a Fund, as the protection buyer, is recorded as an asset on the Fund’s books. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, a Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, a Fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the Funds’ Schedule of Investments.

Interest Rate Swaps: The AQR Risk Parity Fund may enter into interest rate swaps as part of its investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Periodic payments received or paid by the Fund are recorded as realized gains and losses. Interest rate swaps are marked to market daily based on quotations as provided by an independent pricing service and the change is recorded as unrealized gain or loss.

Master Agreements: The Funds are a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into

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September 30, 2010 (Unaudited)

from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s schedule of investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s schedule of investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

Options: The Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

At September 30, 2010, the cost of long positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (presented on a net basis):

Fund	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECATION (DEPRECIATION)
AQR Global Equity Fund	$342,204,551	$43,168,481	$11,580,107	$31,588,374
AQR International Equity Fund	384,262,761	47,924,323	12,357,264	35,567,059
AQR Diversified Arbitrage Fund	630,608,833	73,298,322	51,646,555	21,651,767
AQR Managed Futures Strategy Fund	433,793,494	—	—	—
AQR Risk Parity Fund	4,891,451	—	21,202	(21,202)
AQR Momentum Fund	62,173,549	3,495,227	174,082	3,321,145
AQR Small Cap Momentum Fund	24,288,454	1,151,080	97,628	1,053,452
AQR International Momentum Fund	36,014,588	3,276,279	159,188	3,117,091

4. Fair Value Measurements

The Funds utilize various inputs in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of September 30, 2010 in valuing the Funds’ assets carried at fair value:

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September 30, 2010 (Unaudited)

AQR GLOBAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks	$184,832,929	$162,233,360	$—	$347,066,289
Rights	—	17,665	—	17,665
Warrants	—	1	—	1
Money Market Funds	—	26,708,970	—	26,708,970
Forward Currency Contracts*	—	3,494,239	—	3,494,239

Total Assets	$184,832,929	$192,454,235	$—	$377,287,164

Liabilities:
Futures*	$(190,653)	$—	$—	$(190,653)

Total Liabilities	$(190,653)	$—	$—	$(190,653)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCKS	COMMERCIAL PAPER
Balance as of January 4, 2010:**	$—	$—

Securities Contributed In-Kind	3,611	58,356
Securities Purchased/(Sold)	(21,614)	(58,356)
Change in Unrealized (Appreciation)/Depreciation	22,724	240,906
Realized Gain (Loss)	(4,721)	(240,906)

Balance as of September 30, 2010:	$—	$—

There were no material transfers between Levels 1 and 2 during the period.

* Derivative instruments, including futures contracts and foreign currency, are valued at the net unrealized appreciation (depreciation) on the instrument.

** Commencement of operations.

AQR INTERNATIONAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks	$—	$385,851,194	$—	$385,851,194
Preferred Stock	—	806,186	—	806,186
Rights	—	45,821	—	45,821
Money Market Funds	—	33,126,619	—	33,126,619
Forward Currency Contracts*	—	4,739,480	—	4,739,480

Total Assets	$—	$424,569,300	$—	$424,569,300

Liabilities:
Futures*	$(421,749)	$—	$—	$(421,749)

Total Liabilities	$(421,749)	$—	$—	$(421,749)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCKS	COMMERCIAL PAPER
Balance as of December 31, 2009:	$676	$88,336

Securities Transferred In/(Out)	14,024	—
Securities Purchased/(Sold)	(22,461)	(88,336)
Change in Unrealized (Appreciation)/ Depreciation	1,352	364,670

Realized Gain (Loss)	6,409	(364,670)

Balance as of September 30, 2010:	$—	$—

There were no material transfers between Levels 1 and 2 during the period.

*	Derivative instruments, including futures contracts and foreign currency, are valued at the net unrealized appreciation (depreciation) on the instrument.

62

AQR FUNDS

Notes to Schedule of Investments

September 30, 2010 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks	$413,687,144	$922,078	$136,694	$414,745,916
Convertible Bonds	—	458,761,555	—	458,761,555
Convertible Preferred Stocks	4,758,075	24,187,421	—	28,945,496
Corporate Bonds	—	137,967,752	1,583,593	139,551,345
Warrants	22,845,825	1,460,652	—	24,306,477
Closed End Funds	7,461,593	—	—	7,461,593
Money Market Funds	—	70,440,055	—	70,440,055
Total Assets	$448,752,637	$693,739,513	$1,720,287	$1,144,212,437

LIABILITIES
Common Stocks (Sold Short)	$(474,443,984)	$—	$—	$(474,443,984)
Convertible Bonds (Sold Short)	—	(1,112,438)	—	(1,112,438)
Closed End Funds (Sold Short)	(16,395,415)	—	—	(16,395,415)
Futures*	(2,307,315)	—	—	(2,307,315)
Forward Currency Contracts*	—	(530,093)	—	(530,093)
Written Options	(1,122,541)	—	—	(1,122,541)
Credit Default Swap Contracts*	—	(92,822)	—	(92,822)
Total Return Swap Contracts*	—	(290,344)	—	(290,344)
Total Liabilities	$(494,269,255)	$(2,025,697)	$—	$(496,294,952)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCKS	CONVERTIBLE BONDS
Balance as of December 31, 2009:	$7,508	$—

Net Purchased (Sold)	50,000	1,642,980

Accrued discounts/premiums	—	35,563

Change in Unrealized Appreciation (Depreciation)	79,186	(94,950)
Balance as of September 30, 2010:	$136,694	$1,583,593

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2010 is $79,186 and $(59,387) for common stocks and convertible bond, respectively.

There were no material transfers between Levels 1 and 2 during the period.

*	Derivative instruments, including futures contracts, foreign currency and swap agreements, are valued at the net unrealized appreciation (depreciation) on the instrument.

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Notes to Schedule of Investments

September 30, 2010 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Money Market Funds	$—	$433,793,494	$—	$433,793,494
Futures*	8,766,649	—	—	8,766,649
Forward Currency Contracts*	—	3,035,411	—	3,035,411
Synthetic Swap Contracts*	—	1,035,209	—	1,035,209
Total Assets	$8,766,649	$437,864,114	$—	$446,630,763

There were no material transfers between Levels 1 and 2 during the period.

There were no Level 3 securities held during the period.

* Derivative instruments, including futures contracts, foreign currency and swap agreements, are valued at the net unrealized appreciation (depreciation) on the instrument.

AQR RISK PARITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations	$—	$3,047,863	$—	$3,047,863
U.S. Treasury Obligations	—	1,822,386	—	1,822,386
Interest Rate Swap Contracts*	—	3,512	—	3,512
Total Assets	$—	$4,873,761	$—	$4,873,761

Liabilities:
Futures*	$(14,167)	$—	$—	$(14,167)
Forward Currency Contracts*	—	(4,960)	—	(4,960)
Credit Default Swap Contracts*	—	(13,561)	—	(13,561)
Synthetic Swap Contracts*	—	(25,509)	—	(25,509)
Total Liabilities	$(14,167)	$(44,030)	$—	$(58,197)

There were no material transfers between Levels 1 and 2 during the period.

There were no Level 3 securities held during the period.

*	Derivative instruments, including futures contracts, foreign currency and swap agreements, are valued at the net unrealized appreciation (depreciation) on the instrument.

AQR MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks	$51,681,817	$—	$—	$51,681,817
Money Market Funds	—	13,812,877	—	13,812,877

Total Assets	$51,681,817	$13,812,877	$—	$65,494,694

Liabilities:
Futures*	$(12,806)	$—	$—	(12,806)
Total Liabilities	$(12,806)	$—	$—	(12,806)

There were no material transfers between Levels 1 and 2 during the period.

There were no Level 3 securities held during the period.

* Derivative instruments, including futures contracts, are valued at the net unrealized appreciation (depreciation) on the instrument.

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AQR FUNDS

Notes to Schedule of Investments

September 30, 2010 (Unaudited)

AQR SMALL CAP MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks	$20,975,207	$—	$—	$20,975,207
Exchange Traded Funds	1,295,424	—	—	1,295,424
Money Market Funds	—	3,071,275	—	3,071,275

Total Assets	$22,270,631	$3,071,275	$—	$25,341,906

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

COMMON STOCKS
Balance as of December 31, 2009:	$—

Net Purchased (Sold)	(131)
Realized Gain (Loss)	131

Balance as of September 30, 2010:	$—

There were no material transfers between Levels 1 and 2 during the period.

AQR INTERNATIONAL MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks	$4,669,961	$31,331,806	$—	$36,001,767
Preferred Stocks	—	230,719	—	230,719
Rights	—	2,661	—	2,661
Warrants	1,834	1	—	1,835
Exchange-Traded Fund	536,623	—	—	536,623
Money Market Funds	—	2,358,074	—	2,358,074
Forward Currency Contracts*	—	43,617	—	43,617
Equity Swap Contracts*	—	107,349	—	107,349

Total Assets	$5,208,418	$34,074,227	$—	$39,282,645

There were no material transfers between Levels 1 and 2 during the period.

There were no Level 3 securities held during the period.

* Derivative instruments, including foreign currency and swap agreements, are valued at the net unrealized appreciation

(depreciation) on the instrument.

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Notes to Schedule of Investments

September 30, 2010 (Unaudited)

5. Derivative Instruments and Hedging Activities

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The effect of such derivative instruments on the Funds’ financial position for the period ended September 30, 2010 are as follows:

AQR Global Equity Fund

Fair values of derivative instruments as of September 30, 2010:

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS, CARRIED AT FAIR VALUE	ASSET DERIVATIVES		LIABILITY DERIVATIVES		CARRYING VALUE OF DERIVATIVES ON THE SCHEDULE OF INVESTMENTS
Equity contracts	Variation Margin Receivable	$ 1,114,599	Variation Margin Payable	$ 1,305,252	$ (190,653)
Foreign exchange contracts	Forward foreign currency contracts	8,694,221	Forward Foreign currency contracts	5,199,982	3,494,329

	Total	$ 9,808,820	Total	$ 6,505,234	$ 3,303,586

AQR International Equity Fund

Fair values of derivative instruments as of September 30, 2010:

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS, CARRIED AT FAIR VALUE	ASSET DERIVATIVES		LIABILITY DERIVATIVES		CARRYING VALUE OF DERIVATIVES ON THE SCHEDULE OF INVESTMENTS
Equity contracts	Variation Margin Receivable	$ 1,345,851	Variation Margin Payable	$ 1,767,600	$(421,749)
Foreign exchange contracts	Forward foreign currency contracts	12,341,620	Forward Foreign currency contracts	7,602,140	4,739,480

	Total	$13,687,471	Total	$ 9,369,740	$4,317,731

AQR Diversified Arbitrage Fund

Fair values of derivative instruments as of September 30, 2010:

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS, CARRIED AT FAIR VALUE	ASSET DERIVATIVES		LIABILITY DERIVATIVES		CARRYING VALUE OF DERIVATIVES ON THE SCHEDULE OF INVESTMENTS
Equity contracts	Swap, at value	$357,687	Swap, at value	$740,853	$(383,166)
Equity contracts	Options written, at value	—	Options written, at value	1,122,541	(1,122,541)
Equity contracts	Variation Margin		Variation Margin
	Receivable	—	Payable	2,307,315	(2,307,315)
Foreign exchange contracts	Forward foreign		Forward foreign
	currency contracts	169,387	currency contracts	699,480	(530,093)

	Total	$527,074	Total	$4,870,189	$(4,343,115)

66

AQR FUNDS

Notes to Schedule of Investments

September 30, 2010 (Unaudited)

AQR Managed Futures Strategy Fund

Fair values of derivative instruments as of September 30, 2010:

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS, CARRIED AT FAIR VALUE	ASSET DERIVATIVES		LIABILITY DERIVATIVES		CARRYING VALUE OF DERIVATIVES ON THE SCHEDULE OF INVESTMENTS
Equity contracts	Swap, at value	$1,035,209	Swap, at value	$—	$ 1,035,209
Equity contracts	Variation Margin		Variation Margin
	Receivable	10,672,299	Payable	1,905,650	8,766,649
Foreign exchange contracts	Forward foreign		Forward foreign
	currency contracts	21,944,423	currency contracts	18,909,012	3,035,411
	Total	$33,651,931	Total	$20,814,662	$12,837,269
AQR Risk Parity Fund Fair values of derivative instruments as of September 30, 2010:
DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS, CARRIED AT FAIR VALUE	ASSET DERIVATIVES		LIABILITY DERIVATIVES		CARRYING VALUE OF DERIVATIVES ON THE SCHEDULE OF INVESTMENTS
Equity contracts	Swap, at value	$8,984	Swap, at value	$44,542	$ (35,558)
Equity contracts	Variation Margin		Variation Margin
	Receivable	10,987	Payable	25,154	(14,167)
Foreign exchange contracts	Forward foreign		Forward foreign
	currency contracts	915	currency contracts	5,875	(4,960)
	Total	$20,886	Total	$75,571	$ (54,685)
AQR Momentum Fund Fair values of derivative instruments as of September 30, 2010:
DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS, CARRIED AT FAIR VALUE	LIABILITY DERIVATIVES				CARRYING VALUE OF DERIVATIVES ON THE SCHEDULE OF INVESTMENTS
Equity contracts	Variation Margin
	Payable	$12,806			$ (12,806)
	Total	$12,806			$ (12,806)

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AQR FUNDS

Notes to Schedule of Investments

September 30, 2010 (Unaudited)

AQR International Momentum Fund

Fair values of derivative instruments as of September 30, 2010:

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS, CARRIED AT FAIR VALUE	ASSET DERIVATIVES		LIABILITY DERIVATIVES		CARRYING VALUE OF DERIVATIVES ON THE SCHEDULE OF INVESTMENTS
Equity contracts	Swap, at value	$112,587	Swap, at value	$5,238	$ 107,349
Foreign exchange contracts	Forward foreign		Forward foreign currency contracts
	currency contracts	43,617		—	43,617
	Total	$156,204	Total	$5,238	$ 150,966

6. Risks and Concentrations

By using derivative instruments, the Funds are exposed to the counterparty’s credit risk-the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Schedules of Investments. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable US companies.

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Item 2.	Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AQR Funds

By:	/s/ Marco Hanig
Marco Hanig
Chief Executive Officer

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marco Hanig
Marco Hanig
Chief Executive Officer

Date:	November 23, 2010

By:	/s/ Nir Messafi
Nir Messafi
Chief Financial Officer

Date:	November 23, 2010